                       ELITEPLUS(R) BONUS VARIABLE ANNUITY

                                                         PROSPECTUS
                                                         MAY 1, 2006

                                                         AIG ANNUITY
                                                         INSURANCE COMPANY

                                                         A.G. SEPARATE ACCOUNT A

ElitePlus(R) Bonus variable annuity contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity contract is subject to investment risks, including possible loss of principal invested.

AIG ANNUITY INSURANCE COMPANY                            A.G. SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER FLEXIBLE PREMIUM INDIVIDUAL                   PROSPECTUS
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS                        MAY 1, 2006

AIG Annuity Insurance Company (the "Company") offers the flexible premium individual fixed and variable deferred annuity contracts (the "Contract" or "Contracts") to provide for the accumulation of Account Value on a fixed or variable basis and payment of annuity payments on a fixed and/or variable basis. The Contract permits you to invest in and receive retirement benefits in up to 4 Fixed Account Options and/or an array of Variable Account Options described in this prospectus. The Contracts are designed for use by individuals in retirement plans on a qualified or nonqualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

                            VARIABLE ACCOUNT OPTIONS

AIM V.I. Capital Appreciation Fund -- Series I                 VALIC Company I (VC I)
AIM V.I. Diversified Income Fund -- Series I
Janus Aspen Large Cap Growth Portfolio -- Service Shares       Government Securities Fund
Janus Aspen International Growth Portfolio -- Service Shares   Growth & Income Fund
MFS VIT Capital Opportunities Series                           International Equities Fund
Oppenheimer Capital Appreciation Fund/VA                       Money Market I Fund
Oppenheimer High Income Fund/VA                                Science & Technology Fund
Oppenheimer Main Street Fund/VA                                Stock Index Fund
Oppenheimer Main Street Small Cap Fund/VA
Premier VIT OpCap Managed Portfolio                            VALIC Company II (VCII)
Putnam VT Global Equity Fund -- Class IB Shares
Putnam VT Discovery Growth Fund -- Class IB Shares             High Yield Bond Fund
Templeton Developing Markets Fund  -- Class 2                  Mid Cap Value Fund
Templeton Foreign Fund -- Class 2                              Strategic Bond Fund
Van Kampen LIT Emerging Growth Portfolio -- Class I Shares

The Contract provides for a 1% Bonus to be applied to eligible Purchase Payments. Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference. You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

A Statement of Additional Information ("SAI"), dated May 1, 2006, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). This SAI contains additional information about the Contract and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-424-4990.

THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GLOSSARY OF TERMS                                                             5
FEE TABLES                                                                    6
EXAMPLES                                                                      7
SELECTED PURCHASE UNIT DATA                                                   7
SUMMARY                                                                      11
Fixed and Variable Options                                                   11
Death Benefit Options                                                        11
Transfers                                                                    11
Fees and Charges                                                             12
Payout Options                                                               13
Communications to the Company                                                13
Federal Tax Information                                                      13
Purchase Requirements                                                        13
GENERAL INFORMATION                                                          14
About the Contract                                                           14
About the Company                                                            14
About A.G. Separate Account A                                                14
About the Fixed Account                                                      15
Units of Interest                                                            15
Distribution of the Contracts                                                15
FIXED AND VARIABLE ACCOUNT OPTIONS                                           16
Fixed Account Options                                                        16
Variable Account Options                                                     17
PURCHASE PERIOD                                                              19
Purchase Payments                                                            19
Right to Return                                                              20
1% Bonus                                                                     20
Purchase Units                                                               21
Stopping Purchase Payments                                                   22
TRANSFERS BETWEEN INVESTMENT OPTIONS                                         22
During the Purchase Period                                                   22
Policy Against Market Timing and Frequent Transfers                          23
Communicating Transfer or Reallocation Instructions                          24
Sweep Account Program                                                        24
Effective Date of Transfer                                                   24
Reservation of Rights                                                        24
Dollar Cost Averaging Program                                                25
Portfolio Rebalancing Program                                                25
During the Payout Period                                                     26
FEES AND CHARGES                                                             26
Account Maintenance Fee                                                      26
Surrender Charge                                                             27
Market Value Adjustment                                                      28
Premium Tax Charge                                                           28
Separate Account Charges                                                     29
Optional Separate Account Charges                                            29
Other Tax Charges                                                            29
PAYOUT PERIOD                                                                30
Fixed Payout                                                                 30
Variable Payout                                                              30
Combination Fixed and Variable Payout                                        30
Payout Date                                                                  30
Payout Options                                                               31

Payout Information                                                           31
SURRENDER OF ACCOUNT VALUE                                                   32
When Surrenders are Allowed                                                  32
Amount That May Be Surrendered                                               32
Surrender Restrictions                                                       32
Partial Surrender                                                            33
Systematic Withdrawal Program                                                33
Distributions Required By Federal Tax Law                                    33
DEATH BENEFITS                                                               33
Beneficiary Information                                                      34
Proof of Death                                                               34
Special Information for Nonqualified Contracts                               34
Important Information for Beneficiaries who Elect to Defer Payment           34
Joint Owner Spousal Election Information                                     34
During the Purchase Period                                                   35
During the Payout Period                                                     36
OTHER CONTRACT FEATURES                                                      36
Change of Beneficiary                                                        36
Cancellation -- The 10 Day "Free Look"                                       36
We Reserve Certain Rights                                                    37
Deferring Payments                                                           37
VOTING RIGHTS                                                                38
Who May Give Voting Instructions                                             38
Determination of Fund Shares Attributable to Your Account                    38
How Fund Shares Are Voted                                                    38
FEDERAL TAX MATTERS                                                          38
Types of Plans                                                               39
Tax Consequences in General                                                  39
Effect of Tax-Deferred Accumulations                                         40
LEGAL PROCEEDINGS                                                            41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                     42

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," mean AIG Annuity Insurance Company and the words "you" and "your," unless otherwise instructed in this prospectus, mean the contract owner, annuitant or beneficiary.

Other specific terms we use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account and/or Variable Account Options that have not yet been applied to your Payout Payments.

     A.G. SEPARATE ACCOUNT A - a segregated asset account established by the Company under the Texas Insurance Code. The purpose of A.G. Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Options you have selected.

     ANNUITANT - the individual, (in most cases this person is you) to whom Payout Payments will be paid. The Annuitant is also the measuring life for the Contract.

     ANNUITY SERVICE CENTER - our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101.

     ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of Account Value in your Variable Account Option(s).

     BENEFICIARY - the person designated to receive Payout Payments or the Account Value upon death of an Annuitant or the Owner.

     BONUS - an additional amount paid by the Company, equal to 1% of the initial Purchase Payment and certain subsequent Purchase Payments.

     CONTRACT ANNIVERSARY - the date that the Contract is issued and each yearly anniversary of that date thereafter.

     CONTRACT OWNER - the person entitled to the ownership rights as stated in this prospectus

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in A.G. Separate Account

     MVA BAND - the name given to a specific amount of Account Value allocated to the MVA Option for an MVA Term See the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

     MVA TERM - a period of time in which an amount of account Value is allocated to a guarantee period in the MVA Option. See the "MVA Option"
     section in the prospectus.

     PAYOUT PAYMENTS - the payments made to you during the Payout Period. Payout Payments may be made on a fixed Variable, or combination of fixed and variable basis.

     PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

     PAYOUT UNIT a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the A.G. Separate Account A Division you have selected.

     PURCHASE PERIOD - the time between your first Purchase Payment and your Payout Period (or surrender).

     PURCHASE UNIT - a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected.

     VARIABLE PAYOUT - payments to you will vary based on your investments in the Variable Account Options of A.G. Separate Account A during the Payout Period. Because the value of your Variable Account Options may vary, we cannot guarantee the amounts of the Variable Payout.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES, RANGING FROM ZERO TO 3 1/2%, MAY ALSO BE DEDUCTED IF APPLICABLE.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Surrender Charge

(As a percentage of the Purchase Payment withdrawn).....................   5.00%

Surrender Charge Schedule (As a percentage of the Purchase Payment withdrawn and based on the length of time from when each Purchase Payment was received)

Years    1     2     3     4     5     6     7     8+
-----   ---   ---   ---   ---   ---   ---   ---   ---
         5%    5%    5%    4%    3%    2%    1%    0%

Transfer Fee (1)..........................................................   $25

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

ACCOUNT MAINTENANCE FEE (2) $30

SEPARATE ACCOUNT ANNUAL CHARGES (3)
(deducted daily as a percentage of your average Account Value)

Mortality and Expense Risk Fee..........................................   1.25%
Administration Fee......................................................   0.15%
Optional Enhanced Death Benefit Charge..................................   0.05%
Optional Annual Step-Up Death Benefit Charge............................   0.10%
                                                                           ----
TOTAL SEPARATE ACCOUNT ANNUAL CHARGES...................................   1.55%
                                                                           ====

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                      MINIMUM   MAXIMUM
-------------------------------------------                      -------   -------
(Expenses that are deducted from the assets of a Mutual Fund,     0.38%     1.78%
including management fees, distribution and/or service (12b-1)
fees, and other expenses)

----------
(1) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee in the future, which will not exceed the lesser of $25 or 2% of the amount transferred. See "Transfers Between Investment Options" in this prospectus.

(2) During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, then no Account Maintenance Fee will be deducted for that Contract Year. See "Fees and Charges" in this prospectus.

(3) Please note that a Contract Owner may only choose one of the two optional death benefits. If the more expensive of the two options were chosen, the maximum total separate account annual charges would be 1.50%. If a Contract Owner did not choose any optional features, then the maximum total separate account annual charges would be 1.40%.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.

These examples assume that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option (1.79%), and that you have chosen the Optional Annual Step-Up Death Benefit (0.10%). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$696      $1,102    $1,344    $2,261

(2) If you do not surrender your Contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$196       $607     $1,044    $2,261

Note: These examples should not be considered representative of past or future expenses for A.G. Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above.

The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with The Variable Annuity Life Insurance Company ("VALIC"), which is the Adviser to VALIC Company I and II, due to common ownership.

SELECTED PURCHASE UNIT DATA (1)

                                                           UNIT VALUE AT   UNIT VALUE      NUMBER OF UNITS
                                                            BEGINNING OF    AT END OF   OUTSTANDING AT END OF
                FUND NAME                       YEAR            YEAR          YEAR               YEAR
                ---------                  -------------   -------------   ----------   ---------------------
AIM VI Capital Appreciation Division 117        2005           10.556        11.328             341,248
                                                2004           10.040        10.556             417,540
                                                2003            7.862        10.040             458,784
                                                2002           10.541         7.862             508,872
                                                2001           13.936        10.541             565.469
                                                2000           15.864        13.936             533,262
                                                1999           11.125        15.864             263,916
                                                1998            9.996        11.125               2,550
AIM VI Diversified Income Division 118          2005           10.991        11.152             196,861
                                                2004           10.613        10.991             231,712
                                                2003            9.853        10.613             265,111
                                                2002            9.769         9.853             275,418
                                                2001            9.565         9.769             343,758
                                                2000            9.633         9.565             273,246
                                                1999            9.961         9.633             143,977

                                                           UNIT VALUE AT   UNIT VALUE      NUMBER OF UNITS
                                                            BEGINNING OF    AT END OF   OUTSTANDING AT END OF
                FUND NAME                       YEAR            YEAR          YEAR               YEAR
                ---------                  -------------   -------------   ----------   ---------------------
                                                1998            9.878         9.961               2,249
Janus Aspen Large Cap Growth
Portfolio-Service Shares Division 141           2005            6.400         6.564             113,057
                                                2004            6.229         6.400             122,169
                                                2003            4.804         6.229             171,826
                                                2002            6.650         4.804             143,504
                                                2001            8.981         6.650             110,290
                                                2000           10.000         8.981               3,868
                                           11/15/2000(2)           --        10.000
Janus Aspen International Growth
Portfolio-Service Shares Division 142           2005            8.013        10.425              68,847
                                                2004            6.847         8.013              74,584
                                                2003            5.162         6.847              81,647
                                                2002            7.051         5.162              98,962
                                                2001            9.341         7.051              78,557
                                                2000           10.000         9.341               2,615
                                           11/15/2000(2)           --        10.000
MFS VIT Capital Opportunities Series
Division 143                                    2005            6.954         6.972              86,864
                                                2004            6.271         6.954              93,941
                                                2003            4.993         6.271             109,343
                                                2002            7.202         4.993              94,261
                                                2001            9.547         7.202              68,795
                                                2000           10.000         9.547               2,914
                                           11/15/2000(2)           --        10.000
VC I Government Securities Division 138
(3)                                             2005           15.106        15.284             686,443
                                                2004           14.810        15.106             890,027
                                                2003           14.850        14.810           1,066,805
                                                2002           13.443        14.850           1,410,001
                                                2001           12.769        13.443           1,447,442
                                                2000           11.470        12.769           1,372,638
                                                1999           11.471        11.470           1,390,591
                                           12/23/1999(2)           --        11.471           1,415,677
VC I Growth & Income Division 134 (3)           2005           14.342        14.347             609,828
                                                2004           13.137        14.342             778,325
                                                2003           10.862        13.137             863,408
                                                2002           14.037        10.862           1,016.827
                                                2001           15.834        14.037           1,161,341
                                                2000           18.014        15.834           1,262,262
                                                1999           17.601        18.014           1,317,110
                                           12/23/1999(2)           --        17.601           1,309,712
VC II High Yield Bond Division 147              2005           14.257        15.076              38,517
                                                2004           12.477        14.257              38,303
                                                2003            9.736        12.477              45,204
                                                2002           10.057         9.736              34,960
                                                2001            9.623        10.057              25,788
                                                2000           10.000         9.623                 617
                                           11/15/2000(2)           --        10.000
VC I International Equities Division 135
(3)                                             2005           11.053        12.750             242,590
                                                2004            9.512        11.053             310,419
                                                2003            7.441         9.512             350,102
                                                2002            9.293         7.441             390,455
                                                2001           12.080         9.293             404,541
                                                2000           14.814        12.080             399,335
                                                1999           14.268        14.814             405,200
                                           12/23/1999(2)           --        14.268             407,306
VC I Money Market I Division 132 (3)            2005           12.257        12.415             149,983
                                                2004           12.331        12.257             209,418
                                                2003           12.432        12.331             255,508
                                                2002           12.453        12.432             327,542
                                                2001           12.182        12.453             356,279
                                                2000           11.654        12.182             233,714
                                                1999           11.640        11.654             367,475
                                           12/23/1999(2)           --        11.640             386,087

                                                           UNIT VALUE AT   UNIT VALUE      NUMBER OF UNITS
                                                            BEGINNING OF    AT END OF   OUTSTANDING AT END OF
                FUND NAME                       YEAR            YEAR          YEAR               YEAR
                ---------                  -------------   -------------   ----------   ---------------------
VC I Stock Index Division 133                   2005           17.478        18.020             609,480
                                                2004           16.041        17.478             739,198
                                                2003           12.690        16.041             805,831
                                                2002           16.592        12.690             884,902
                                                2001           19.168        16.592             980,728
                                                2000           21.445        19.168             923,368
                                                1999           20.968        21.445             948,596
                                           12/23/1999(2)           --        20.968             943,866
VC II Strategic Bond Division 146               2005           14.779        15.287              75,982
                                                2004           13.550        14.779              89,079
                                                2003           11.505        13.550             110,815
                                                2002           10.945        11.505             114,447
                                                2001           10.042        10.945              68,652
                                                2000           10.000        10.042                 104
                                           11/15/2000(2)           --        10.000
VC II Mid Cap Value Division 145                2005           14.260        15.384             177,297
                                                2004           12.440        14.260             194,500
                                                2003            8.801        12.440             185,518
                                                2002           10.374         8.801             176,463
                                                2001           10.719        10.374             133,656
                                                2000           10.000        10.719               3,425
                                           11/15/2000(2)           --        10.000
VC I Science and Technology Division 144        2005            4.143         4.221             106,864
                                                2004            4.168         4.143             118,037
                                                2003            2.791         4.168             112,137
                                                2002            4.734         2.791             115,630
                                                2001            8.164         4.734              85,396
                                                2000           10.000         8.164               3,332
                                           11/15/2000(2)           --        10.000
Oppenheimer Capital Appreciation/VA
Division 112                                    2005           12.298        12.745             564,115
                                                2004           11.664        12.298             659,195
                                                2003            9.034        11.664             718,257
                                                2002           12.527         9.034             781,319
                                                2001           14.534        12.527             833,068
                                                2000           14.773        14.534             628,004
                                                1999           10.557        14.773             318,642
                                                1998            9.573        10.557               1,662
                                           11/23/1998(2)           --         9.573
Oppenheimer High Income/VA Division 114         2005           12.416        12.526             197,930
                                                2004           11.556        12.416             241,911
                                                2003            9.455        11.556             273,109
                                                2002            9.825         9.455             281,951
                                                2001            9.772         9.825             311,386
                                                2000           10.296         9.772             203,317
                                                1999           10.012        10.296             125,894
                                                1998            9.936        10.012               1,792
                                           11/23/1998(2)           --         9.936
Oppenheimer Main Street Fund/VA
Division 111                                    2005           10.838        11.326             971,523
                                                2004           10.042        10.838           1,139,814
                                                2003            8.037        10.042           1,233,050
                                                2002           10.038         8.037           1,309,561
                                                2001           11.333        10.038           1,455,720
                                                2000           12.599        11.333           1,145,141
                                                1999           10.499        12.599             562,532
                                                1998           10.011        10.499               6,629
                                           11/23/1998(2)           --        10.011
Oppenheimer Main Street Small Cap/VA
Division 113                                    2005           17.715        19.201             188,711
                                                2004           15.045        17.715             237,948
                                                2003           10.569        15.045             252,075
                                                2002           12.723        10.569             270,490
                                                2001           12.952        12.723             274,678

                                                           UNIT VALUE AT   UNIT VALUE      NUMBER OF UNITS
                                                            BEGINNING OF    AT END OF   OUTSTANDING AT END OF
                FUND NAME                       YEAR            YEAR          YEAR               YEAR
                ---------                  -------------   -------------   ----------   ---------------------
                                                2000           16.085        12.952             244,322
                                                1999           11.131        16.085              94,772
                                                1998           10.079        11.131               2,973
                                           11/23/1998(2)           --        10.079
Premier VIT OpCap Managed Portfolio
Division 139 (3)                                2005           17.697        18.372             909,211
                                                2004           16.204        17.697           1,085,163
                                                2003           13.498        16.204           1,250,289
                                                2002           16.470        13.498           1,399,143
                                                2001           17.568        16.470           1,604,376
                                                2000           16.234        17.568           1,547,167
                                                1999           16.039        16.234           1,795,075
                                           12/23/1999(2)           --        16.039           1,800,114
Putnam VT Global Equity Fund Class IB
Shares Division 149                             2005            6.851         7.349              32,707
                                                2004            6.112         6.851              33,642
                                                2003            4.797         6.112              36,218
                                                2002            6.269         4.797              44,163
                                                2001            9.053         6.269              38,471
                                                2000           10.000         9.053
                                           11/15/2000(2)           --        10.000
Putnam VT Discovery Growth Fund IB
Shares Division 148                             2005            5.503         5.819              69,298
                                                2004            5.118         5.503              65,500
                                                2003            3.986         5.188              84,733
                                                2002            5.741         3.986              96,661
                                                2001            8.413         5.741              73,749
                                                2000           10.000         8.413               3,919
                                           11/15/2000(2)           --        10.000
Templeton Developing Markets Fund
Class 2 Division 115 (4)                        2005           16.858        21.182              60,954
                                                2004           13.709        16.858              72,655
                                                2003            9.088        13.709              72,312
                                                2002            9.231         9.088              86,857
                                                2001           10.186         9.231              95,374
                                                2000           15.200        10.186              86,818
                                                1999           10.058        15.200              46,150
                                                1998           10.229        10.058                  --
                                           11/23/1998(2)           --        10.229
Templeton Foreign Fund Class 2
Division 116 (5)                                2005           12.064        13.105             137,142
                                                2004           10.323        12.064             166,088
                                                2003            7.918        10.323             174,369
                                                2002            9.861         7.918             188,788
                                                2001           11.907         9.861             199,041
                                                2000           12.369        11.907             189,296
                                                1999           10.179        12.369              88,398
                                                1998           10.091        10.179                 360
                                           11/23/1998(2)           --        10.019
Van Kampen LIT Emerging Growth Division
136 (3)                                         2005           18.998        20.219             494,999
                                                2004           18.001        18.998             600,653
                                                2003           14.336        18.001             690,881
                                                2002           21.537        14.336             783,530
                                                2001           31.887        21.537             879,285
                                                2000           35.992        31.887             887,930
                                                1999           34.229        35.992             814,202
                                           12/23/1999(2)           --        34.299             809,405

----------
(1) The Selected Purchase Unit Data does not include the purchase of any optional death benefits.

(2)  Purchase Unit Value At Date Of Inception.

(3) On December 23, 1999, the mutual funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute mutual funds. Accordingly, the Selected Purchase Unit Data for Divisions 1-7 is shown for the period of December 23, 1999 through December 31, 1999 and is based on the new purchase unit values of Divisions 1-7 which were calculated on December 23, 1999. Additionally, we now identify December 23, 1999 as the inception date for the replacement Divisions. See the "About A.G. Separate Account A" section in this prospectus.

(4) Effective May 1, 2000 the Templeton Developing Markets Fund merged with the Templeton Developing Markets Equity Fund. At the same time as the merger, the Templeton Developing Markets Fund changed its name to the Templeton Developing Markets Securities Fund. Accordingly, the Templeton Developing Markets Fund was renamed the Templeton Developing Markets Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Developing Markets Fund.

(5) Effective May 1, 2002, the Templeton International Securities Fund changed its name to the Templeton Foreign Securities Fund. Accordingly, the Templeton International Securities Fund was renamed the Templeton Foreign Securities Fund. Effective May 1, 2000, the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund was renamed the Templeton International Securities Fund. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund.

Financial statements of A.G. Separate Account A are included in the SAI, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown.

SUMMARY

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice of several Fixed and Variable Account Options. "Fixed Account Options" are sub-accounts into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are four Fixed Account Options: the One Year Fixed Account Option; the DCA One Year Fixed Account Option; the DCA Six Month Fixed Account Option; and the MVA Option. The Fixed Account Options are guaranteed to earn at least a minimum rate of interest. "Variable Account Options" are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. See the "Fixed and Variable Account Options" and "Dollar Cost Averaging Program" sections of this prospectus.

DEATH BENEFIT OPTIONS

At the time that your Contract is issued you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. There will be a charge for choosing the Enhanced Death Benefit or the Annual Step-Up Death Benefit. There is no charge for the Standard Death Benefit. See the "Death Benefit" section and the "Fees and Charges" section in this prospectus.

TRANSFERS

You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee that will not exceed the lesser of $25 or 2% of the amount transferred for each transfer which will be deducted from the amount transferred. Transfers during the Purchase Period are permitted as follows:

-    You may transfer your Account Value among the Variable Account Options;

- You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and

- You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

Once you begin receiving payments from your account (in the Payout Period), you may still transfer funds among the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option.

You cannot transfer amounts you have invested in the MVA Option to another investment option during an MVA Term without the application of a Market Value Adjustment. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information. Transfers can be made by calling the Company's toll-free transfer service at 1-800-424-4990. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

On each Contract Anniversary, the Company deducts an Account Maintenance Fee of $30 from your Account Value. The fee is deducted proportionately from each investment option. During the Purchase Period, if the Account Value on a Contract Anniversary is at least $40,000, the Company will waive the fee for that Contract Year. More information on Fees may be found in this prospectus under the headings "Fees and Charges" and "Fee Table."

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed as a percent of the total Purchase Payments withdrawn based on the length of time from when each Purchase Payment was received up to a maximum of 5.0% of Purchase Payments.

Withdrawals from the MVA Option prior to the end of the applicable MVA Term will also be subject to a Market Value Adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the Market Value Adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount. See the "MVA Option" and "Market Value Adjustment" sections of this prospectus for more information.

Withdrawals are always subject to federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 1.25% and 0.15%, respectively.

OPTIONAL SEPARATE ACCOUNT CHARGES

If you choose one of the optional death benefits you will incur additional charges which we take from your Variable Account Options on a daily basis. More information on the Optional Separate Account Charges can be found in the "Fee Table" and the "Fees and Charges" sections in this prospectus.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

COMMUNICATIONS TO THE COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center address shown on the inside back cover of this prospectus. We will consider communications to be received at our Annuity Service Center on the date we actually receive them, if they are in the form described in this prospectus. See "Transfers Between Investment Options -- Communicating Transfer or Reallocation Instructions" in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used in connection with retirement programs which receive favorable tax treatment under federal law. Thus, a deferred annuity contract generally does not provide additional tax deferral beyond the tax-qualified retirement plan or program itself. Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code ("Code") sections 403(b) or 401(k) and Individual Retirement Accounts ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" sections of this prospectus and of the SAI.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000. The minimum subsequent Purchase Payment is $1,000 for nonqualified Contracts and $250 for Qualified Contracts. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount as a Bonus. Any subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount as a Bonus (subject to state regulatory approval). For more information on the 1% Bonus and on Purchase Payments, see the "Purchase Period" section in this prospectus.

From time to time the Company may change the minimum amount necessary to establish a new MVA Option guarantee period (an "MVA Band"). For more information on the MVA Band, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

RIGHT TO RETURN

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

- Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or

-    In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus for information on how the 1% Bonus is impacted by the Right to Return.

GENERAL INFORMATION

ABOUT THE CONTRACT

The Contract was developed to help you save money for your retirement. It offers a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

ABOUT THE COMPANY

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contract. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX, 79105, if sent by mail; and c/o Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX, 79101, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.

On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company. For more information about the Company, see the SAI.

ABOUT A.G. SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Several Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

On December 23, 1999, the Mutual Funds in which Divisions 1-7 of A.G. Separate Account A invested were replaced by seven similar substitute Mutual Funds, as follows: Credit Suisse Growth and Income Portfolio (Division 1) was replaced by Growth & Income Fund; Credit Suisse International Equity Portfolio (Division 2) was replaced by International Equities Fund; EliteValue Portfolio (Division 3) was replaced by OCCAT Managed Portfolio; American General U.S. Government Securities Portfolio (Division 4) was replaced by Government Securities Fund; State Street Global Advisors Growth Equity Portfolio (Division 5) was replaced by Stock Index Fund; State Street Global Advisors Money Market Portfolio (Division 6) was replaced by Money Market I Fund; and Van Kampen Emerging Growth Portfolio (Division 7) was replaced by Van Kampen LIT Emerging Growth Portfolio.

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 ("1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933 ("1933 Act").

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG and AGC have no legal obligation to back those commitments.

ABOUT THE FIXED ACCOUNT

When you direct money to the Contract's Fixed Account Options, it will become part of the Company's general assets (except in certain states where allocations to the MVA Option must be allocated to a separate account of the Company). Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period -- Choosing Investment Options" section in this prospectus.

With the MVA Option, a Market Value Adjustment may increase or reduce the Account Value in this Fixed Account Option. See the "MVA Option" and "Market Value Adjustment" sections in this prospectus for additional information.

UNITS OF INTEREST

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to A.G. Separate Account A.

DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers (the "NASD"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G. Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company, located at 2929 Allen Parkway, Houston TX, 77019. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of the NASD. For more information about the Distributor, see the SAI.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

The Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers where these broker-dealers and/or their affiliates, work with the Company and AGDI in the promotion and marketing of the Contracts. These arrangements do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges"
section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS

There are several Fixed and Variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options is part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a separate account of the Company, depending on state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a Market Value Adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of the MVA Term, as explained below, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

FIXED ACCOUNT OPTIONS

One Year Guarantee Period ("One Year Fixed Account")             Guaranteed current interest income
DCA One Year Guarantee Period ("DCA One Year  Fixed Account")    Guaranteed current interest income
DCA Six Month Guarantee Period ("DCA Six Month Fixed Account")   Guaranteed current interest income
Market Value Adjustment Guarantee Period ("MVA Option")          Multi-year guaranteed interest income (May not be
                                                                 available in all states)

NON-MVA FIXED ACCOUNT OPTIONS

The Contract offers three Fixed Account Options that are not associated with the MVA Option. These three Non-MVA Fixed Account Options are the One Year Fixed Account, the DCA One Year Fixed Account and the DCA Six Month Fixed Account.

The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

MVA OPTION

The MVA Option is a Fixed Account Option where all or a portion of your Account Value is placed in one or more separate MVA Bands for specific MVA Terms. Each additional allocation to the MVA Option is allocated to a separate MVA Band for a separate MVA Term. For example, let's say that on September 1, 2001, you allocate a portion of Account Value ("September 1 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. Then on September 2, 2001, you allocate additional Account Value ("September 2 Account Value") to the MVA Option, for a specified period of time offered by the Company, and at a declared interest rate guaranteed by the Company. The September 1 Account Value and the September 2 Account Value are considered 2 separate and distinct MVA Bands. Each MVA Band must remain in the MVA Option for the specific amount of time we offered, which is called the MVA Term. (For example, the Company may offer a five year MVA Term.) If Account Value is withdrawn from an MVA Band before the MVA Term ends, then a Market Value Adjustment will apply. The minimum amount to establish a new MVA Band may be changed from time to time. The MVA Option may not be available in all states. See the "Market Value Adjustment" section in this prospectus.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

            FUND NAME                               INVESTMENT OBJECTIVE                       ADVISER            SUB-ADVISER
            ---------                               --------------------                       -------            -----------
AIM V.I. Capital Appreciation Fund    Growth of capital                                A I M Advisors Inc      --
Series I (1)

Janus Aspen Large Cap Growth          Seeks long-term growth of capital in a manner    Janus Capital           --
Portfolio - Service Shares (2)        consistent with the preservation of capital.     Management, LLC

Janus Aspen International Growth      Seeks long-term growth of capital.               Janus Capital           --
Portfolio - Service Shares (2)                                                         Management, LLC

MFS(R) VIT Capital Opportunities      Seeks capital appreciation.                      Massachusetts           --
Series (3)                                                                             Financial Services
                                                                                       Company

Growth and Income Fund (4)            Seeks to provide long-term growth of capital     VALIC                   AIG SunAmerica
                                      and, secondarily, current income through                                 Asset Management
                                      investment in common stocks and equity-related                           Corp.
                                      securities.

International Equities Fund (4)       Seeks to provide long-term growth of capital     VALIC                   AIG Global
                                      through investments primarily in a diversified                           Investment Corp.
                                      portfolio of equity and equity related
                                      securities of foreign issuers that, as a group,
                                      are expected to provide investment results
                                      closely corresponding to the performance of the
                                      MSCI EAFE Index.

Stock Index Fund (4)                  Seeks long-term capital growth through           VALIC                   AIG Global
                                      investment in common stocks that, as a group,                            Investment Corp.
                                      are expected to provide investment results
                                      closely corresponding to the performance of the
                                      Standard & Poor's 500 Stock Index(R).

            FUND NAME                               INVESTMENT OBJECTIVE                       ADVISER            SUB-ADVISER
            ---------                               --------------------                       -------            -----------
Mid Cap Value Fund (5)                Seeks capital growth through investment in       VALIC                   FAF Advisors,
                                      equity securities of medium capitalization                               Inc. and
                                      companies using a value-oriented investment                              Wellington
                                      approach.                                                                Management
                                                                                                               Company, LLP

Science & Technology Fund (4)         Seeks a long-term capital appreciation through   VALIC                   T. Rowe Price
                                      investment primarily in the common stocks of                             Associates, Inc.
                                      companies that are expected to benefit from the                          and RCM Capital
                                      development, advancement and use of science and                          Management LLC
                                      technology. Several industries are likely to
                                      be included, such as electronics,
                                      communications, e-commerce, information
                                      services, media, life sciences and health care,
                                      environmental services, chemicals and synthetic
                                      material, nanotechnology, energy equipment
                                      services, and defense and aerospace.

Oppenheimer Capital Appreciation      Seeks to achieve capital appreciation by         OppenheimerFunds, Inc.  --
Fund/VA (7)                           investing in securities of well-known
                                      established companies.

Oppenheimer Main Street Fund/VA (7)   Seeks high total return (which includes growth   OppenheimerFunds, Inc.  --
                                      in the value of its shares as well as current
                                      income) from equity and debt related securities.

Oppenheimer Main Street Small Cap     Seeks to provide capital appreciation primarily  OppenheimerFunds, Inc.  --
Fund/VA (7)                           through investments in securities of small cap
                                      companies.

Premier VIT OpCap Managed Portfolio   Growth of capital over time through investments  OpCap Advisors LLC      Pacific
(6)                                   in common stocks, bonds and cash equivalents.                            Investment
                                                                                                               Management
                                                                                                               Company LLC
                                                                                                               (PIMCO)

Putnam VT Global Equity Fund - Class  Seeks capital appreciation.                      Putnam Investment       --
IB Shares (8)                                                                          Management, LLC

Putnam VT Discovery Growth Fund -     Seeks long-term growth of capital.               Putnam Investment       --
Class IB Shares (8)                                                                    Management, LLC

Templeton Developing Markets Fund -   Seeks long-term capital appreciation. The Fund   Templeton Asset         --
Class 2 (9)                           normally invests at least 80% of its assets in   Management Ltd.
                                      securities of "developing market countries".

Templeton Foreign                     Long-term capital growth. The Fund normally      Templeton Asset         --
Fund - Class 2 (9)                    invests in stocks of companies located outside   Management Ltd
                                      the United States, including emerging markets.

Van Kampen LIT Emerging Growth        Capital appreciation by investing in common      Van Kampen Asset        --
Portfolio - Class I Shares (10)       stocks of emerging growth companies.             Management Inc.

AIM V.I. Diversified Income Fund      Achieve a high level of current income.          A I M Advisors, Inc     --
Series I (1)

Government Securities Fund (4)        Seeks high current income and protection of      VALIC                   AIG Global
                                      capital through investments in intermediate                              Investment Corp.
                                      and long-term U.S. Government debt securities.

High Yield Bond Fund (5)              Seeks the highest possible total return and      VALIC                   AIG Global
                                      income consistent with conservation of capital                           Investment Corp.
                                      through investment in a diversified portfolio
                                      of high yielding, high risk fixed-income
                                      securities.

Strategic Bond Fund (5)               Seeks the highest possible total return and      VALIC                   AIG Global

            FUND NAME                               INVESTMENT OBJECTIVE                       ADVISER            SUB-ADVISER
            ---------                               --------------------                       -------            -----------
                                      income consistent with conservation of capital                           Investment Corp.
                                      through investment in a diversified portfolio
                                      of income producing securities.

Oppenheimer High Income Fund/VA (7)   Seeks to provide a high level of current income  OppenheimerFunds, Inc.  --
                                      from investment in lower-grade, high yield debt
                                      securities.

Money Market I Fund (4)               Seeks liquidity, protection of capital and       VALIC                   AIG SunAmerica
                                      current income through investments in                                    Asset Management
                                      short-term money market securities.                                      Corp.

(1)  A series of AIM Variable Insurance Funds.

(2)  A series of Janus Aspen Series -- Service Shares.

(3)  A series of MFS(R) Variable Insurance Trust.

(4)  A series of VALIC Company I.

(5)  A series of VALIC Company II.

(6)  A series of PIMCO Advisors Variable Insurance Trust.

(7)  A series of Oppenheimer Variable Account Funds.

(8)  A series of Putnam Variable Trust.

(9)  A series of Franklin Templeton Variable Insurance Products Trust.

(10) A series of Van Kampen Life Investment Trust.


A detailed description of the investment objective and strategy and more information about each Fund's fees may also be found in each Fund's current prospectus. There can be no assurance that investment objectives will be achieved.

Each of these Funds is registered as an open-end, management investment company and is regulated under the 1940 Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from the Company's Annuity Service Center at the address shown in the back of this prospectus.

Some of these Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services provided to the underlying Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund-related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.25% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves and are disclosed in a Fund's prospectus. These fees are designed to help pay for our direct and indirect distribution costs. These fees are 0.00% to 0.25% of the daily market value of the assets invested in the underlying Fund. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is credited and the Contract is issued (as discussed below) and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

PURCHASE PAYMENTS

You may establish an account only through a registered representative. NO NEW APPLICATIONS ARE BEING ACCEPTED AT THIS TIME BECAUSE THE CONTRACT IS NO LONGER OFFERED FOR SALE. All Purchase Payments and sums payable to the Company under the Contract must be sent to the Company at the following addresses: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX 79105, if the Purchase Payments are sent by mail; and Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX 79101, if the Purchase Payments are sent by overnight delivery.

Minimum initial and subsequent Purchase Payments are as follows:

                          Initial   Subsequent
                         Purchase    Purchase
Contract Type Payment     Payment     Payment
---------------------    --------   ----------
Non-Qualified Contract    $5,000      $1,000
Qualified Contract        $2,000      $  250

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $500,000 if the Contract is issued to you at age 74 or younger and $250,000 if the Contract is issued to you at age 75 or older.

You may select on your Contract application the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate on the Preauthorized Debit Form to be sent in with your Contract application. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $50.

Purchase Payments are received by the Company at the address above. When an initial Purchase Payment is accompanied by a properly completed application, within 2 business days we will:

-    Accept the Application -- credit the Purchase Payment and issue a Contract;

-    Reject the Application -- return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. You must respond to our request within 5 business days after we receive your Purchase Payment and application at the address above. Then we will process the application, credit the Purchase Payment and issue a Contract within 2 business days after we receive the requested information.

In states where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

RIGHT TO RETURN

If for any reason you are not satisfied with your Contract, you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect
(1) investment experience and (2) any Fees and Charges which have been deducted. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus. Please see the "1% Bonus" section below for information on how the 1% Bonus is impacted by the Right to Return.

1% BONUS

At the time that your initial Purchase Payment is made, the Company will credit an additional 1% of the amount to your Account Value as a Bonus. Any subsequent Purchase Payments of at least $5,000 for nonqualified Contracts and $2,000 for Qualified Contracts will also be credited with an additional 1% of the amount to your Account Value as a Bonus. (The 1% Bonus will not be credited for any subsequent Purchase Payments in the States of New Jersey and Oregon.) The 1% Bonus will be applied to the Account Value pro rata by each Variable Account Option(s) and/or the One Year Fixed Account Option in the same ratio as the Purchase Payment is allocated. The Company reserves the right to limit its total payment of such Bonus to $5,000 per Contract.

Fees and charges for a variable annuity contract with a bonus, such as this Contract, are higher than fees and charges for a variable annuity contract without a bonus. The Company pays for the 1% Bonus through higher fees and charges deducted from the Contract. Any increase in Account Value that you receive in connection with the 1% Bonus may be more than offset by the higher fees and charges used by the Company to pay for the 1% Bonus.

IN ANY OF THE FOLLOWING CIRCUMSTANCES, YOU WILL NOT BE ALLOWED TO RETAIN ALL OR A PORTION OF THE 1% BONUS APPLIED TO YOUR CONTRACT:

     - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN AN INCREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. The Company will not subtract any Account Value earned because of the 1% Bonus.

     - IF YOU RETURN YOUR CONTRACT WITHIN THE RIGHT TO RETURN PERIOD AND THERE HAS BEEN A DECREASE IN ACCOUNT VALUE. If this occurs, the Company will subtract a portion of the 1% Bonus from the Account Value pro rata by the One Year Fixed Account Option and each Variable Account Option in which you currently have money invested. You will not have the amount of money returned to you reduced due to the 1% Bonus.

     - IF YOU WITHDRAW MONEY FROM YOUR ACCOUNT VALUE WITHIN SEVEN YEARS OF A PURCHASE PAYMENT WHICH QUALIFIED FOR THE 1% BONUS, AND THE AMOUNT OF MONEY WITHDRAWN IS MORE THAN THE AMOUNT PERMITTED UNDER THE SYSTEMATIC WITHDRAWAL OPTION OR THE 10% FREE WITHDRAWAL AMOUNT. If this occurs, the Company will subtract the 1% Bonus from the Account Value pro rata by each Variable Account Option and the One Year Fixed Account Option in which you currently have money invested. The Company will not subtract any Account Value earned by the 1% Bonus.

IMPORTANT NOTES: (1) Because your Contract deducts certain fees and expenses based on Account Value, you will be charged additional amounts due to the 1% Bonus. (2) Since charges will have been assessed against the higher amount (Purchase Payments plus the 1% Bonus), it is possible that upon a withdrawal after the right to return period has expired, particularly in a declining market, you will receive less money back than you would have if you had not received the 1% Bonus.

Please see the section on "Federal Tax Matters" in this prospectus for information on how the bonus is treated by federal tax laws.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated following the close of regular trading of the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information.) Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received by the Company at the address above, before the close of the Exchange will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate. For more information as to how PURCHASE UNIT VALUES are calculated, see the SAI.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

Value of Your Fixed Account Options
= EQUALS)
all Purchase Payments made to the Fixed Account Options
+ (PLUS)

Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)

All interest earned
- (MINUS)

Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

----------
* Note--Your Account Value in the Fixed Account may be subject to a Market Value Adjustment under the MVA Option.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time and may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $2,000, and you do not make any Purchase Payments for 180 days we reserve the right to forward to your attention, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $2,000 or more.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made among the Contract's Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred).

Transfers during the Purchase Period are permitted as follows:

     -    You may transfer your Account Value among the Variable Account
          Options;

     - You may transfer your Account Value from the One Year Fixed Account Option to one or more Variable Account Options; and/or

     - You may transfer your Account Value from one or more Variable Account Options into the One Year Fixed Account Option, subject to a six month waiting period following any transfer of Account Value from the One Year Fixed Account Option into one or more Variable Account Options. (For example, if you make a transfer of Account Value from the One Year Fixed Account Option into the Stock Index Fund Division 5 on January 3 of a Contract Year, you will not be allowed to transfer the Account Value in the Stock Index Fund Division 5 back into the One Year Fixed Account Option until June 3 of such Contract Year.)

The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would reduce your

Account Value in a Variable Account Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option.

Transfers from the One Year Fixed Account Option to a Variable Account Option are limited to 20%, per Contract Year, of the Account Value of the One Year Fixed Account Option. This 20% per Contract Year limit is determined as of the immediately preceding Contract Anniversary.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus.

Withdrawals or transfers from the MVA Option are subject to a Market Value Adjustment if they occur prior to the end of the MVA Term. Each MVA Band will require a minimum transfer. From time to time the Company may change the minimum transfer amount. To learn more about the MVA Option, see the "MVA Option" and "Market Value Adjustment" sections in this prospectus.

POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

The Company has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 20 transfers per calendar year between Account Options. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. The Contracts and Accounts Options are not designed to accommodate short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider include:

     -    the dollar amount of the transfer;

     - the total assets of the Variable Account Option involved in the transfer;

     -    the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time and will apply modifications uniformly.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-800-424-4990. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

SWEEP ACCOUNT PROGRAM

During the Purchase Period you may elect to participate in the Sweep Account Program if your Account Value in the One Year Fixed Account Option is at least $25,000 on the date that the request for the Sweep Account Program is received by us at the Annuity Service Center. The Sweep Account Program allows you to transfer the earnings from the One Year Fixed Account Option to the Variable Account Options. The transfers can be made on an annual, semi-annual, quarterly or monthly basis. All amounts transferred must be in whole percentages, with a 10% minimum to be transferred to each selected Variable Account Option(s). There is no charge for the Sweep Account Program. We do not take into account transfers made pursuant to the Sweep Account Program in assessing any transfer fee.

EFFECTIVE DATE OR TRANSFER

The effective date of a transfer will be:

     - The date of receipt, if received at our Annuity Service Center before the close of regular trading of the Exchange on a day values are calculated; (normally, this will be 4:00 p.m. Eastern time); otherwise

     -    The next date values are calculated.

RESERVATION OF RIGHTS

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

DOLLAR COST AVERAGING PROGRAM

You may elect the Dollar Cost Averaging Program which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market I Division to one or more Variable Account Options, not including the Money Market I Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide four Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging.

We determine the amount of transfers from a DCA Fixed Account Option or the Money Market I Division by dividing the Purchase Payments allocated to that DCA Fixed Account Option or the Money Market I Division by a factor based on the number of months remaining in the term. Transfers from a DCA Fixed Account Option or the Money Market I Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market I Division, in whole percentages using a maximum of 10 Variable Account options. The minimum amount to be transferred into a Variable Account Option is 10% of the entire amount transferred.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250 per transfer. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option. Transfers from either DCA Fixed Account Option may only be made under the Dollar Cost Averaging Program.

You may enroll in dollar cost averaging for the DCA Fixed Account Options only when you make your initial or subsequent Purchase Payments. However, you may enroll in dollar cost averaging for the Money Market I Division at any time. There is no charge for dollar cost averaging. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the
Contract:

ACCOUNT OPTION                           FREQUENCY OF TRANSFERS                       OTHER RESTRICTIONS
--------------                       ------------------------------   --------------------------------------------------
DCA One Year Fixed Account           Monthly, for a 12 month period   You may only participate at the time that Purchase
                                                                      Payments are made

DCA Six Month Fixed Account Option   Monthly, for a 6 month period    You may only participate at the time that Purchase
                                                                      Payments are made

Money Market Division                Monthly                          You must remain in this account option for the
                                                                      Dollar Cost Averaging Program for at least a 12
                                                                      month period.

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

(2) The Dollar Cost Averaging Program will only apply to the Purchase Payment portion of your Account Value.

PORTFOLIO REBALANCING PROGRAM

From time to time, we will make available a portfolio rebalancing program which provides for periodic pre-authorized automatic transfers among the Variable Account Options pursuant to your written allocation instructions. We will make such transfers to maintain a specified percentage allocation of Account Value among the Variable Account Options as selected by you. We require each allocation to a Variable Account Option equal at least 1% of Account Value.

The portfolio rebalancing program will begin on the date that your request for portfolio rebalancing is received by us at the Annuity Service Center. You may select rebalancing to occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Variable Account Options are available for portfolio rebalancing. The Fixed Account Options do not participate in portfolio rebalancing.

There is no charge for portfolio rebalancing. We do not take into account transfers made pursuant to the Portfolio Rebalancing Program in assessing any transfer fee.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:

ACCOUNT OPTION   % OF ACCOUNT VALUE               FREQUENCY                          OTHER RESTRICTIONS (2)
--------------   ------------------   ---------------------------------   --------------------------------------------
Variable:        Up to 100%           Unlimited among Variable Account    The minimum amount to be transferred is $250
                                      Options (1). Once per year if the   or the entire amount in the Variable Account
                                      transfer is made to the One Year    Option if less. The minimum amount which
                                      Fixed Account Option                must remain in the Variable Account Option
                                                                          after transfer is $500 or $0 if the entire
                                                                          amount of the Variable Account Option is
                                                                          transferred.

Fixed:           Not permitted        --                                  --

(1) The Company may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.

(2) The Company may impose a transfer fee of $25 or 2% of the amount transferred for each transfer above six (6) transfers per year.

FEES AND CHARGES

By investing in the Contract, you may be subject to these basic types of fees and charges:

     -    Account Maintenance Fee

     -    Surrender Charge

     -    Premium Tax Charge

     -    Separate Account Charges

     -    Optional Separate Account Charges

     -    Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables". More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund.

In addition to the charges listed above, certain charges which may apply to the MVA Option are discussed at the end of this section under "Market Value Adjustment."

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30 will be deducted on each Contract Anniversary from your Account Value. If all your money in the Contract is withdrawn, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account and Fixed Account Options. This includes the expense for establishing and maintaining the record keeping for your Contract.

During the Purchase Period, if your Account Value on a Contract Anniversary is at least $40,000, we will waive the account maintenance fee for that Contract Year.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

We calculate the surrender charge by multiplying the applicable percentages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than:

NUMBER OF YEARS SINCE DATE OF PURCHASE PAYMENTS   CHARGE AS PERCENTAGE OF PURCHASE PAYMENT WITHDRAWN
-----------------------------------------------   --------------------------------------------------
                       1                                                  5%
                       2                                                  5%
                       3                                                  5%
                       4                                                  4%
                       5                                                  3%
                       6                                                  2%
                       7                                                  1%
                       8+                                                 0%

10% FREE WITHDRAWAL

For each Contract Year after the first Contract Year, up to 10% of the Account Value, determined as of the immediately preceding Contract Anniversary (or if during the first Contract Year, the date the Contract is issued) may be withdrawn once each Contract Year without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value, determined as of the immediately preceding Contract Anniversary.

If a surrender charge is applied to all or part of a Purchase Payment, then your Purchase Payment (or portion thereof) will be considered withdrawn, and no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount which must remain in each Division in which you are invested, after a withdrawal, is $500.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

     -    To death benefits;

     -    To Payout Payments;

     - To surrenders (full or partial) under certain Contracts issued in connection with Code section 403(b); and

     - To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Additionally, if the Extended Care Waiver Endorsement is available in your state, no surrender charge will apply to a surrender (full or partial), made during any period of time that the Contract Owner is continuously confined for 90 days or more in a hospital or state-licensed in-patient nursing facility. Confinement cannot begin until at least one year after the date that your Contract is issued. You must give us a written request for each surrender (full or partial), with proof of confinement, within 91 days of the last day that extended care was received, or while the extended care is ongoing. If the Extended Care Waiver Endorsement is available in your state, it will automatically be attached to your Contract. You do not need to elect it. There is no additional charge for the Extended Care Waiver Endorsement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount required to be invested in each MVA Band, as described in the "MVA Option" section of this prospectus. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA Term. We guarantee that your MVA Option will earn at least the lowest minimum interest rate applicable to any of the Fixed Account Options in the Contract.

While any withdrawal from the Contract will generally be subject to a surrender charge if the amount of the withdrawal exceeds the amount of the free withdrawal amount permitted under your Contract, withdrawals or transfers from an MVA Band prior to the end of an MVA Term will always be subject to a Market Value Adjustment, unless an exception applies. The Market Value Adjustment may increase or reduce the amount withdrawn or transferred, based upon the differences in selected interest rates at the time that the MVA Band was established and at the time of the withdrawal or transfer. For example, if your MVA Term is five years, and you withdraw all or a portion of your Account Value from the MVA Band before the five year MVA Term ends, your withdrawal amount may be more or less than before the withdrawal because of the Market Value Adjustment. However, we guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

The Market Value Adjustment applies independently of surrender charges, and can still apply even if the withdrawal is within the free withdrawal amount. See the "Systematic Withdrawal Program" under the "Surrender of Account Value" section of this prospectus. The Market Value Adjustment will not apply upon the Contract Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. The Market Value Adjustment may be waived for distributions that are required under your Contract. The Market Value Adjustment will also be waived for 30 days following the end of an MVA Term.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined by us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

     -    receipt of the Purchase Payments;

     -    the commencement of Payout Payments;

     -    surrender (full or partial); or

     -    the payment of death benefit proceeds.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.25% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

For more information about the mortality and expense risk fee and administration fee, see the Fee Tables in this prospectus.

OPTIONAL SEPARATE ACCOUNT CHARGES

Optional Death Benefit Charges

At the time that your Contract is issued, you may choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit, in place of the Standard Death Benefit offered in the Contract. During the Purchase Period there will be an additional charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. We take these charges from your Variable Account Options on a daily basis. These charges are at annualized rates of 0.05% for the Enhanced Death Benefit or 0.10% for the Annual Step-Up Death Benefit. Each charge is guaranteed and cannot be increased by the Company. The charges for the optional death benefits are to compensate the Company for assuming the mortality risks associated with these options. The mortality risk that the Company assumes is the obligation to provide a higher death benefit payment than the Standard Death Benefit. There is no charge for the Standard Death Benefit. For more information about the optional death benefits, see the "Death Benefit" section of this prospectus.

The Company may make a profit on the optional death benefit charges. For more information on the optional death benefit charges, see the "Fee Table" in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD

The Payout Period begins when you decide to withdraw your money in a steady stream of Payout Payments. You select the date to begin the Payout Period, the payout date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

     -    Type and duration of Payout Option chosen;

     -    Your age or your age and the age of your survivor(1);

     -    Your gender or your gender and the gender of your survivor(1,2);

     -    The portion of your Account Value being applied; and

     -    The payout rate being applied and the frequency of the payments.


----------
(1)  This applies only to joint and survivor payouts.

(2)  Not applicable for certain Contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

     - From your existing Variable Account Options (payments will vary); with a

     -    Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your Payout Payments will start and is subject to our approval. The Payout Date must be at least five years after the date that the Contract is issued. You may change the Payout Date subject to our approval. We will notify you of the approaching Payout Date 60 to 90 days prior to such date. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 85 or ten years after we issue the Contract. Generally, for Qualified Contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. However, the date may be later for participants in 403(b) plans. Nonqualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA or 403(b) plans, see the "Federal Tax Matters" section in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

     - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

     - LIFE WITH PERIOD CERTAIN -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

     - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

For more information about Payout Options available under the Contract, see the SAI.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy because of the investment returns of the underlying mutual funds in which the Variable Account Options are invested. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

     -    Payments will be made under the Life with Period Certain Option;

     -    The payments will be guaranteed for a 10 year period;

     -    The payments will be based on the allocation used for your Account
          Value;

     - The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis; and

     - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Most Payout Payments are made monthly; however, Payout Payments may also be made as quarterly, semi-annual or annual installments. If you have chosen either a Fixed or Variable Payout Option and if the amount of your payment is less than $200, we reserve the right to reduce the number of payments made each year so each of your payments is at least $200. If you have chosen a combination of Fixed and Variable Payout Options and the amount of your payment is less than $100, we reserve the right to reduce the number of payments made each year so each of your payments is at least $100.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

     -    allowed under federal and state law; and

     -    allowed under your retirement plan.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

Allowed Surrender = (EQUALS)     Your Account Value(1)
      Value                            -(MINUS)
                               Any Applicable Surrender
                             Charge, any applicable taxes
                             and Account Maintenance Fee.

(1) Equals the Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

If we receive a surrender for a Purchase Payment which has not cleared the banking system, we may delay payment of that portion of your Surrender Value until the check clears.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

PARTIAL SURRENDER

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $500 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value without the imposition of a surrender charge. If you withdraw more than 10% of your Account Value, you will be subject to a surrender charge. Account Value, for purposes of the Systematic Withdrawal Program, is determined as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the date we issue you the Contract. See the "Fees and Charges" section in this prospectus.

If within seven years of a Purchase Payment, you withdraw more than 10% of your Account Value, then you will not be allowed to retain the 1% Bonus. This provision is not applicable in the states of New Jersey and Oregon. See the "Purchase Period" section in this prospectus.

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your Contract. Withdrawals using this method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

     -    Payments to be made to you;

     -    Payments over a stated period of time;

     -    Payments of a stated yearly dollar amount or percentage.

We may require a minimum withdrawal of $100 per withdrawal under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option that you selected. A systematic withdrawal election may be changed or revoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL LAW

See the "Federal Tax Matters" section in this prospectus and in the SAI for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the SAI.

DEATH BENEFITS

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

     -    In a lump sum; or

     - Payment of the entire death benefit within 5 years of the date of death; or

     - In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

PROOF OF DEATH

We accept the following as proof of any person's death:

     -    a certified death certificate;

     - a certified decree of a court of competent jurisdiction as to the finding of death;

     - a written statement by a medical doctor who attended the deceased at the time of death; or

     -    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

SPECIAL INFORMATION FOR NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

     -    commencing within 5 years of the date of death; or

     -    beginning within 1 year of the date of death under:

     -    a life annuity with or without a period certain, or

     - an annuity for a designated period not extending beyond the life expectancy of the Beneficiary.

IMPORTANT INFORMATION FOR BENEFICIARIES WHO ELECT TO DEFER PAYMENT

The Account Value on the date both proof of death and the election method are received by the Company at its Annuity Service Center will be transferred to the One Year Fixed Account and will remain in the One Year Fixed Account until all funds are withdrawn.

JOINT OWNER SPOUSAL ELECTION INFORMATION

The Beneficiary will receive the Death Benefit payout if:

     -    the Contract Owner dies before the Payout Date, or

     -    the Annuitant dies during the Annuity Period.

If the Annuitant dies before the Annuity date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to joint Owners of a nonqualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the nonqualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

DURING THE PURCHASE PERIOD

Three types of death benefits are available if death occurs during the Purchase
Period: the Standard Death Benefit, the Enhanced Death Benefit or the Annual Step-Up Death Benefit. The Enhanced Death Benefit or the Annual Step-Up Death Benefit can only be chosen at the time that the Contract is issued. If you do not make a choice of death benefit at the time that the Contract is issued then you will automatically be given the Standard Death Benefit.

You will be required to pay a charge if you choose the Enhanced Death Benefit or the Annual Step-Up Death Benefit. All of the optional death benefits are subject to state availability. There is no charge for the Standard Death Benefit offered by the Contract.

Once selected, the Enhanced Death Benefit or Annual Step-Up Death Benefit may not be cancelled.

STANDARD DEATH BENEFIT

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)

     -    (MINUS)

          Amount of all prior withdrawals and charges; OR

     - The greatest Account Value on any prior seventh Contract Anniversary plus any Purchase Payments made after such Contract Anniversary

     -    (MINUS)

          Amount of all prior withdrawals and charges.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be:

     Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center.

ENHANCED DEATH BENEFIT

You will be charged a fee for choosing the Enhanced Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)

     -    (MINUS)

          Amount of all prior withdrawals and charges;

     - The greatest Account Value on any prior seventh Contract Anniversary plus any purchase Payments made after such Contract Anniversary

     -    (MINUS)

          Amount of all prior withdrawals and charges made after such Contract Anniversary; OR

     - The total amount of Purchase Payments made up to the date of death accumulated at a 3% interest rate each year

     -    (MINUS)

          Amount of all prior withdrawals and charges accumulated at a 3% interest rate each year, not to exceed 200% of total Purchase Payments made minus all prior withdrawals and any surrender charges.

If death occurs on or after your 85th birthday and before your 90th birthday, then the Death Benefit during the Purchase Period will be the greater of the first three bullet points above. If death occurs at the age of 90 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Enhanced Death Benefit will still be deducted.

ANNUAL STEP-UP DEATH BENEFIT

You will be charged a fee for choosing the Annual Step-Up Death Benefit. See the "Fees and Charges" section in this prospectus.

If death occurs before your 85th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

     - Your Account Value on the date of proof of death and election of the payment method are received by the Company at its Annuity Service Center;

     -    100% of Purchase Payments (to Fixed and/or Variable Account Options)

     -    (MINUS)

          Amount of all prior withdrawals and charges; OR

     - The greatest Account Value on any prior Contract Anniversary plus any purchase Payments made after such Contract Anniversary.

     -    (MINUS)

          Amount of all prior withdrawals and charges made after such Contract Anniversary.

If death occurs at the age of 85 or older, then the Death Benefit during the Purchase Period will be the first bullet point above. However, the charge for the Annual Step-Up Death Benefit will still be deducted.

DURING THE PAYOUT PERIOD

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

OTHER CONTRACT FEATURES

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

The right to name or change a Beneficiary may be subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations.

If the Contract Owner dies, and there is no Beneficiary, any death benefit will be payable to the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION - THE 10 DAY "FREE LOOK"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 7 days after receipt of the Contract within the required period. The refund amount will be your Purchase Payments, adjusted to reflect (1) investment experience and (2) any Fees and Charges which have been deducted. See the "Purchase Period -- Right to Return" and "Purchase Period -- 1% Bonus" sections in this prospectus.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

     -    amend the Contract to conform with substitutions of investments;

     -    amend the Contract to comply with tax or other laws;

     - operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

     - deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;

     -    reflect a change in A.G. Separate Account A or any Division;

     -    create new separate accounts;

     - transfer any assets in any Division to another Division, or to one or more separate accounts, or to the One Year Fixed Account;

     - add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;

     -    add additional Fixed Account Options;

     -    make any new Division available to you on a basis we determine;

     - change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;

     - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

     -    make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

DEFERRING PAYMENTS

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

     - the Exchange is closed other than for customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC;

     - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

     -    the SEC by order permits the delay for the protection of Contract
          Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

VOTING RIGHTS

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instructions in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or a section 408(b) IRA or is instead a nonqualified Contract. The Contract is used under the following types of retirement arrangements:

     - Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations; and

     -    Section 408(b) individual retirement annuities.

The foregoing Contracts are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contract is also available through "Nonqualified Contracts." Such Nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Nonqualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contract can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to federal income tax. For annuity payments, the investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to federal income tax may also incur an excise tax under the circumstances described in the SAI. Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the Owner, and such Contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

     - A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

     - A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

     -    Taxable accounts such as savings accounts.

                               (PERFORMANCE GRAPH)

                                              10 Years   20 Years   30 Years
                                              --------   --------   --------
Taxable Account                                $16,325    $45,560   $ 97,917
Nonqualified Contract Tax- Deferred Annuity    $18,128    $57,266   $141,761
Tax-Deferred Annuity                           $24,171    $76,355   $189,015

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. THE 8% RETURN ON THE TAX-

DEFERRED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

PAYCHECK COMPARISON

                               TAX-FAVORED RETIREMENT   TAXABLE
                                       PROGRAM          AMOUNT
                               ----------------------   -------
Annual amount available for
savings before federal taxes            $2,400          $2,400
Current federal income tax
due on Purchase Payments                     0          $ (600)
Net retirement plan Purchase
Payments                                $2,400          $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800, while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of Depositor, Registrant and Principal Underwriter, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable annuity product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and Principal Underwriter, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable annuity products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
General Information......................................................     3
Types of Variable Annuity Contracts......................................     3
Variable Annuity Contract General Provisions.............................     3
Federal Tax Matters......................................................     4
   Economic Growth and Tax Relief Reconciliation Act of 2001.............     4
   Tax Consequences of Purchase Payments.................................     4
   Tax Consequences of Distributions.....................................     7
   Special Tax Consequences - Early Distribution.........................     8
   Special Tax Consequences - Required Distributions.....................     9
   Tax-Free Rollovers, Transfers and Exchanges...........................    10
Calculation of Surrender Charge..........................................    11
   Illustration of Surrender Charge on Total Surrender...................    11
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
   by a Full Surrender...................................................    11
Calculation of MVA Option................................................    12
Purchase Unit Value......................................................    13
   Illustration of Calculation of Purchase Unit Value....................    13
   Illustration of Purchase of Purchase Units............................    14
Payout Payments..........................................................    14
   Assumed Investment Rate...............................................    14
   Amount of Payout Payments.............................................    14
   Payout Unit Value.....................................................    15
   Illustration of Calculation of Payout Unit Value......................    15
   Illustration of Payout Payments.......................................    15
Distribution of Variable Annuity Contracts...............................    15
Experts..................................................................    16
Comments on Financial Statements.........................................    16

Please tear off, complete and return the form below to the Annuity Service Center at the address shown on the inside back cover of this Prospectus. A SAI may also be ordered by calling 1-800-424-4990.

________________________________________________________________________________
Please send me a free copy of the Statement of Additional Information for the Contract.

                             (Please Print or Type)

Name:________________________________________   Policy# ________________________

Address:_____________________________________

Social Security Number:______________________

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                       CONTACT THE ANNUITY SERVICE CENTER:
                               205 E. 10TH AVENUE
                              AMARILLO, TEXAS 79101
                                 1-800-424-4990

                      PURCHASE PAYMENTS SHOULD BE SENT TO:
                          AIG ANNUITY INSURANCE COMPANY
                                  P.O. BOX 1792
                      AMARILLO, TX 79105 (IF SENT BY MAIL)

                                       OR

                             AMARILLO NATIONAL BANK
                                  LOCKBOX 1792
                                  410 S. TAYLOR
                                    AMARILLO

                          AIG ANNUITY INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-424-4990
                 FOR UNIT VALUE INFORMATION CALL: 1-800-424-4990
              FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-424-4990

ELITEPLUS((R) BONUS VARIABLE ANNUITY

Contract Form Number VA 61-94
Issued by AIG Annuity Insurance Company

ElitePlus(R) Bonus Variable Annuity is distributed by American General Distributors, Inc., member NASD. American General Distributors, Inc., is known in Florida and Illinois as American General Financial Distributors of Florida, Inc., and American General Financial Distributors of Illinois, Inc., respectively.

EPB 13108 VER 5/06

                          AIG ANNUITY INSURANCE COMPANY

                             A.G. SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER FLEXIBLE PREMIUM
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                       ELITEPLUS(R) BONUS VARIABLE ANNUITY
            --------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

            --------------------------------------------------------

                                 FORM N-4 PART B

                                  MAY 1, 2006



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2006 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company ("Company"), at 205 E. 10th Avenue, Amarillo, Texas 79101; 1-800-424-4990. Prospectuses are also available from registered sales representatives.

                                TABLE OF CONTENTS

General Information                                                                                           3
Types of Variable Annuity Contracts                                                                           3
Variable Annuity Contract General Provisions                                                                  3
Federal Tax Matters                                                                                           4
         Economic Growth and Tax Relief Reconciliation Act of 2001                                            4
         Tax Consequences of Purchase Payments                                                                4
         Tax Consequences of Distributions                                                                    7
         Special Tax Consequences -- Early Distribution                                                       8
         Special Tax Consequences -- Required Distributions                                                   9
         Tax Free Rollovers, Transfers and Exchanges                                                         10
Calculation of Surrender Charge                                                                              11
         Illustration of Surrender Charge on Total Surrender                                                 11
         Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender            11
Calculation of MVA Option                                                                                    12
Purchase Unit Value                                                                                          13
         Illustration of Calculation of Purchase Unit Value                                                  13
         Illustration of Purchase of Purchase Units                                                          14
Payout Payments                                                                                              14
         Assumed Investment Rate                                                                             14
         Amount of Payout Payments                                                                           14
         Payout Unit Value                                                                                   15
         Illustration of Calculation of Payout Unit Value                                                    15
         Illustration of Payout Payments                                                                     15
Distribution of Variable Annuity Contracts                                                                   15
Experts                                                                                                      16
Comments on Financial Statements                                                                             16

                               GENERAL INFORMATION

THE COMPANY

         AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

                       TYPES OF VARIABLE ANNUITY CONTRACTS

         The Contracts are no longer offered for sale. Previously, the Company offered flexible payment deferred annuity Contracts.

         Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

         The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified market through 403(b) plans and certain IRA situations.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                  VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

         THE CONTRACT: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

         MISSTATEMENT OF AGE OR SEX: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

         MODIFICATION: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.

         NON-PARTICIPATING: The Contract will not share in any distribution of dividends.

         EVIDENCE OF SURVIVAL: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

         PROOF OF AGE: The Company may require evidence of age of any Annuitant or Contract Owner.

         PROTECTION OF PROCEEDS: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.

         REPORTS: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.

         TAXES: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

         REGULATORY REQUIREMENTS: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

    This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

    It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

    In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

    It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


    For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

    For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

    403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


    For 2006, your elective deferrals are generally limited to $15,000, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $44,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


    401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


    408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2006, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and generally fully deductible in 2006 only by individuals who:


         (i) are not active Participants in another retirement plan, and are not married;

         (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000;

         (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $50,000 or less; or

         (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $70,000 or less.

    Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $8,000 or 100% of the working spouse's earned income, and no more than $4,000 may be contributed to either spouse's IRA for any year. The $8,000 limit increases to $10,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).


    You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

    (i) the lesser of $4,000 ($5,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $9,000 if you are both age 50 or older) or 100% of compensation, over


    (ii) your applicable IRA deduction limit.

    You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

    408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2006, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and a full contribution may be made only by individuals who:


    (i) are unmarried and have adjusted gross income of $95,000 or less; or

    (ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.


    The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


    All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.


    457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.


    This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2006, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older.

    The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

    Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2006, the employer may contribute up to 25% of your compensation or $44,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

    Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.


    SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2006, employee salary reduction contributions cannot exceed $10,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

    Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

    Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.


    An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

    403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59  1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

    Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

    As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:


(1)      distributions of Roth 403(b) contributions;


(2)      qualified distributions of earnings on Roth 403(b) contributions and,


(3)      other after-tax amounts in the Contract.


Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified" and tax-free if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.


401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

    408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

    408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

    457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

    Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

    Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

    When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

    403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1) death;

     (2) disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

     (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

(2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

    408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.


    457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2 for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

    Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1) to a Beneficiary on or after the Contract Owner's death;

     (2) upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4) made under an immediate annuity contract, or

     (5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

    403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

    Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i) must begin to be paid when the Participant attains age 75; and

     (ii)the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

    The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

    At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

    A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.


    401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

    408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1) there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

    A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

    408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

    A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

    457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

    Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

    At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)

    403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts of non-taxable amounts may only be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA. The taxable portion of a Roth 403(b) account may also be rolled over to a Roth 401(k) account. Roth 403(b) accounts may not receive non-taxable rollover contributions from any account other than a Roth 403(b) and may only receive taxable rollover contributions from other Roth accounts.


    401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities,

    408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

    408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

    (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

    (ii) are not married filing separately.

    Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

    408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

    457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

    Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER


                             TRANSACTION HISTORY
  DATE                             TRANSACTION                     AMOUNT
  ----                       -------------------                   ------
 2/1/96              Purchase Payment                             $10,000
 2/1/97              Purchase Payment                               5,000
 2/1/98              Purchase Payment                              15,000
 2/1/99              Purchase Payment                               2,000
 2/1/00              Purchase Payment                               3,000
 2/1/01              Purchase Payment                               4,000
 2/1/01              Purchase Payment                               1,000
                                                                    -----
 7/1/01              Total Purchase Payments                       40,000
                     (Assumes Account Value is $50,000)

         Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01), and the Account Value on the previous anniversary (2/1/98) was $45,000. 10% of $45,000 ($4,500) is not subject to Surrender Charge. Assume that the 1% Bonus has not been credited to any Purchase Payments.

         The total Surrender Charge is:

         (10,000 -- 4,500) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000
         * 5% + 4,000 * 5% + 1,000 * 5% = $1,085*

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER


              TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)
  DATE                         TRANSACTION                             AMOUNT
  ----                         -----------                            ---------
 2/1/96              Purchase Payment                                 $10,000
 2/1/97              Purchase Payment                                   5,000
 2/1/98              Purchase Payment                                  15,000
 2/1/99              Purchase Payment                                   2,000
 2/1/00              Purchase Payment                                   3,000
 2/1/01              Purchase Payment                                   4,000
 2/1/01              Purchase Payment                                   1,000
                                                                        -----
 7/1/01              10% Partial Surrender                              4,000
                     (Assumes Account Value is $40,000)
 8/1/01              Full Surrender

a. Since this is the first partial surrender in this Participant year, calculate free withdrawal amount (10% of the value as of 2/1/01).

            10% * 40,000 = $4,000 (no charge on this 10% withdrawal)

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $40,000 -- $4,000 = $36,000

c.  The Surrender Charge is

         (10,000 -- 4,000) * 1% + 5,000 * 2% + 15,000 * 3% + 2,000 * 4% + 3,000
         * 5% + 4,000 * 5% + 1,000 * 5% = $1,090.*

d.  Assume that the $30 Account Maintenance Charge does not apply.

e.  Assume that the 1% Bonus has not been credited to any Purchase Payments.

----------
* These calculations refer to the following surrender charge table:

      NUMBER OF YEARS SINCE               CHARGE AS PERCENTAGE OF
     DATE OF PURCHASE PAYMENT           PURCHASE PAYMENT WITHDRAWN
     ------------------------           --------------------------
                1                                   5%
                2                                   5%
                3                                   5%
                4                                   4%
                5                                   3%
                6                                   2%
                7                                   1%
                8+                                  0%

                            CALCULATION OF MVA OPTION

         The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

         The market value adjustment is determined by the formula below, using the following factors:

(1) A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

(2) B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

(3) N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

(4) The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

         The market value adjustment will equal:

         The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

         The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

         Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

         We guarantee that any reduction in the amount withdrawn or transferred will not be below the amount initially invested in the MVA Band plus the lowest minimum interest rate applicable to any of the Fixed Account Options offered under the Contract.

                               PURCHASE UNIT VALUE

         Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

        Gross Investment Rate
   =    (EQUALS)
        The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
   /    (DIVIDED BY)
        The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

        Net Investment Rate
   =    (EQUALS)
        Gross Investment Rate (calculated in Step 1)
  --    (MINUS)
        Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

        Purchase Unit Value for that day.
   =    (EQUALS)
        Purchase Unit Value for immediate preceding day.
   x    (MULTIPLIED BY)
        Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

        1. Purchase Unit value, beginning of period                                         $   1.800000
        2. Value of Fund share, beginning of period                                         $  21.200000
        3. Change in value of Fund share                                                    $    .500000
        4. Gross investment return (3))(2)                                                       .023585
        5. Daily separate account fee*                                                           .000025
                                                                                            ------------
         *Mortality and expense risk fee and administration and distribution fee of
         0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted).
        6. Net investment return (4)--(5)                                                        .023560
                                                                                            ------------
        7. Net investment factor 1.000000+(6)                                                   1.023560
                                                                                            ------------
        8. Purchase Unit value, end of period (1)H(7)                                           1.842408
                                                                                            ------------

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS

        1. First Periodic Purchase Payment                                                  $      100.00
        2. Purchase Unit value on effective date of purchase (see Example 3)                $    1.800000
        3. Number of Purchase Units purchased (1))(2)                                              55.556
        4. Purchase Unit value for valuation date following purchase (see Example 3)        $    1.842408
                                                                                            -------------
        5. Value of Purchase Units in account for valuation date following
           purchase (3)H(4)                                                                 $      102.36
                                                                                            -------------

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

         The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

         The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

         The portion of the first monthly variable Payout Payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

         In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

         Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

         Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

         The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

         The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

          1. Payout Unit value, beginning of period                                         $ .980000
          2. Net investment factor for Period (see Example 3)                                1.023558
          3. Daily adjustment for 3% Assumed Investment Rate                                  .999906
          4. (2)H(3)                                                                         1.023462
          5. Payout Unit value, end of period (1)H(4)                                       $1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

          1. Number of Purchase Units at Payout Date                                           10,000.00
          2. Purchase Unit value (see Example 3)                                             $  1.800000
          3. Account Value of Contract (1)H(2)                                               $ 18,000.00
          4. First monthly Payout Payment per $1,000 of Account Value                        $      5.63
          5. First monthly Payout Payment (3)H(4))1,000                                      $    101.34
          6. Payout Unit value (see Example 10)                                              $   .980000
          7. Number of Payout Units (5))(6)                                                      103.408

          8. Assume Payout Unit value for second month equal to                              $   .997000
          9. Second monthly Payout Payment (7)H(8)                                           $    103.10
         10. Assume Payout Unit value for third month equal to                               $   .953000
         11. Third monthly Payout Payment (7)H(10)                                           $     98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified the Contracts for sale in 47 states and the District of Columbia.

         The Contracts have been sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers (the "NASD"). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.

         The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

         Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2003, 2004, and 2005 were $126,724, $100,629, and $97,802 respectively. The
Distributor retained $0 in Commissions for these same years.

                                     EXPERTS

         The consolidated financial statements of AIG Annuity Insurance Company as of December 31, 2005 and 2004 and for the three years then ended December 31, 2005 and the financial statements of A.G. Separate Account A as of December 31, 2005 and 2004 and for the two years then ended December 31, 2005, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.

                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of AIG Annuity Insurance Company (formerly, American General Annuity Insurance Company) should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

AIG Annuity Consolidated Financials

                         AIG ANNUITY INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm..............     1

Consolidated Balance Sheet - December 31, 2005 and 2004..............  2 to 3

Consolidated Statement of Income and Comprehensive Income - Years
  Ended December 31, 2005, 2004 and 2003                               4 to 5

Consolidated Statement of Cash Flows - Years Ended December 31,
  2005, 2004 and 2003................................................  6 to 7

Notes to Consolidated Financial Statements...........................  8 to 36

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AIG Annuity Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2005 and 2004 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG Annuity Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2006

                         AIG ANNUITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
                                                            (In millions)
ASSETS
Investments and cash
   Cash..............................................   $   266      $   363
   Restricted cash...................................        30           27
   Short-term investments............................        80          168
   Bonds, notes and redeemable preferred stocks
     Available for sale, at fair value
     (amortized cost: December 2005, $49,068;
     December 2004, $46,993).........................    49,852       49,135
       Trading securities, at fair value (cost:
         December 2005, $3; December 2004, $5).......         3            8
   Common and non-redeemable preferred stocks
     Available for sale, at fair value cost:
     December 2005,$51; December 2004, $54)..........        72           70
       Trading securities, at fair value (cost:
         December 2005, $0; December 2004, $2).......        --            7
   Mortgage loans....................................     1,555          764
   Policy loans......................................        53           55
   Partnerships......................................     1,609        1,229
   Securities lending collateral.....................    15,927       13,459
   Aircraft, net of accumulated depreciation
     (December 2005, $107; December 2004, $52).......       951        1,001
   Other invested assets.............................       109           96
                                                        -------      -------
   Total investments and cash........................    70,507       66,382
   Variable annuity assets held in separate
     accounts........................................       354          390
   Accrued investment income.........................       632          626
   Deferred acquisition costs and cost of
     insurance purchased.............................     1,864        1,345
   Deferred bonus interest...........................       618          383
   Income taxes currently receivable.................        --           14
   Receivable from brokers...........................        70           40
   Goodwill..........................................       811          811
   Other assets......................................        17           49
                                                        -------      -------
   TOTAL ASSETS......................................   $74,873      $70,040
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
                                                            (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts without life
     contingencies...................................   $47,651      $45,138
   Reserves for fixed annuity contracts with life
     contingencies...................................     2,652        2,632
   Securities lending payable........................    15,927       13,459
   Notes payable
       To affiliates, net............................       509          566
       To third parties, net.........................       108          120
   Payable to brokers................................        91          118
   Other liabilities.................................       412          409
                                                        -------      -------
   Total reserves, payables and accrued liabilities..    67,350       62,442
Variable annuity liabilities related to separate
  accounts...........................................       354          390
Deferred income taxes................................       419          577
                                                        -------      -------
   Total liabilities.................................    68,123       63,409
                                                        -------      -------
Minority interest....................................       165          131
Shareholder's equity
   Common stock......................................         3            3
   Additional paid-in capital........................     4,175        4,171
   Retained earnings.................................     2,103        1,579
   Accumulated other comprehensive income............       304          747
                                                        -------      -------
   Total shareholder's equity........................     6,585        6,500
                                                        -------      -------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........   $74,873      $70,040
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                        Years Ended December 31,
                                                        ----------------------
                                                         2005     2004    2003
                                                        ------   ------  ------
                                                             (In millions)
REVENUES
   Investment income................................... $3,174   $2,978  $2,510
   Rental income from aircraft operating leases........    115       96      --
   Premiums and other considerations...................     32       35      32
   Fee income..........................................     77       53      46
   Net realized investment losses......................   (179)     (90)    (44)
                                                        ------   ------  ------
   Total revenues......................................  3,219    3,072   2,544
                                                        ------   ------  ------
BENEFITS AND EXPENSES
   Interest credited to fixed annuity contracts
     without life contingencies........................  1,601    1,491   1,322
   Interest credited to fixed annuity contracts with
     life contingencies................................    177      177     191
   Amortization of deferred bonus interest.............     86       74      49
   Other insurance policy benefits.....................     42       44      41
   Amortization of deferred acquisition costs and cost
     of insurance purchased............................    336      313     269
   Interest on notes payable...........................     36       23      --
   Depreciation on aircraft............................     56       52      --
   General and administrative expenses and annual
     commissions, net of deferrals.....................     76       80      53
                                                        ------   ------  ------
   Total benefits and expenses.........................  2,410    2,254   1,925
                                                        ------   ------  ------
INCOME BEFORE INCOME TAXES, MINORITY INTEREST AND
  CUMULATIVE EFFECT OF ACCOUNTING CHANGE...............    809      818     619
Income tax expense.....................................    282      286     215
                                                        ------   ------  ------
INCOME BEFORE MINORITY INTEREST AND CUMULATIVE EFFECT
  OF ACCOUNTING CHANGE.................................    527      532     404
Minority interest expense, net of tax..................     (3)      (4)     --
                                                        ------   ------  ------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE...    524      528     404
Cumulative effect of accounting change, net of tax.....     --       (1)     --
                                                        ------   ------  ------
NET INCOME............................................. $  524   $  527  $  404
                                                        ------   ------  ------

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        Years Ended December 31,
                                                        ---------------------
                                                          2005      2004   2003
                                                        -------    -----  -----
                                                            (In millions)
OTHER COMPREHENSIVE INCOME
   Net unrealized gains (losses) on invested assets
     arising during the current period................. $(1,476)   $ 152  $ 839
   Reclassification adjustment for net realized losses
     included in net income............................     150       41     97
   Adjustment to deferred acquisition costs............     645     (104)  (435)
   Income tax benefit (expense)........................     238      (31)  (175)
                                                        -------    -----  -----
OTHER COMPREHENSIVE INCOME.............................    (443)      58    326
                                                        -------    -----  -----
COMPREHENSIVE INCOME................................... $    81    $ 585  $ 730
                                                        =======    =====  =====

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2005      2004      2003
                                                  --------  --------  --------
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income.................................... $    524  $    527  $    404
       Adjustments to reconcile net
         income to net cash provided by
         operating activities
          Cumulative effect of accounting
            change, net of tax...................       --         1        --
          Interest credited to fixed
            annuity contracts without
            life contingencies...................    1,601     1,491     1,322
          Amortization of deferred bonus
            interest.............................       86        74        49
          Net realized investment losses.........      179        90        44
          Equity in income of
            partnerships and other
            invested assets......................     (122)     (147)      (91)
          Depreciation on aircraft...............       56        52        --
          Amortization of premium and
            discount on securities...............       30        26       (10)
          Minority interest expense..............        3         4        --
          Provision for deferred income
            taxes................................       81        31       (39)
   Changes in:
       Restricted cash...........................       (3)      (27)       --
       Trading securities, at fair value.........       12        53       (68)
       Accrued investment income.................       (6)      (73)     (109)
       Deferred acquisition costs................       (5)     (251)     (347)
       Reserves for fixed annuity
         contracts with life contingencies.......       20        20        27
       Income taxes currently receivable/
         payable.................................       14      (166)      149
       Other liabilities.........................      (26)      188       (41)
       Other, net................................       21       (45)       (6)
                                                  --------  --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES........    2,465     1,848     1,284
                                                  --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Bonds, notes and redeemable
         preferred stocks........................  (31,229)  (23,797)  (22,879)
       Mortgage loans............................     (931)     (412)     (140)
       Aircraft..................................       (6)   (1,053)       --
       Other investments, excluding
         short-term investments..................     (379)     (202)     (220)
   Sales of:
       Bonds, notes and redeemable
         preferred stocks........................   27,258    16,274    11,822
       Other investments, excluding
         short-term investments..................      132       111        68
   Redemptions and maturities of:
       Bonds, notes and redeemable
         preferred stocks........................    1,678       939     1,453
       Mortgage loans............................      140        56        17
   Change in short-term investments..............       88       (67)      520
   Change in securities lending collateral.......   (2,468)   (7,735)   (2,741)
                                                  --------  --------  --------
NET CASH USED IN INVESTING ACTIVITIES............   (5,717)  (15,886)  (12,100)
                                                  --------  --------  --------

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                      Years Ended December 31,
                                                     -------------------------
                                                       2005     2004     2003
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts.............. $ 5,902  $ 9,065  $10,037
   Net exchanges from the fixed accounts of
     variable annuity contracts.....................       3       --      (11)
   Withdrawal payments on fixed annuity contracts... (3,701) (2,390) (1,664) Claims and annuity payments on fixed annuity
     contracts......................................  (1,484)  (1,064)    (774)
   Proceeds from notes payable......................      --      759
   Repayment of notes payable.......................     (64)     (57)      --
   Change in securities lending payable.............   2,468    7,735    2,741
   Contributions of minority interest holders.......      31      127       --
   Cash capital contributions from Parent...........      --      185      496
                                                     -------  -------  -------
NET CASH PROVIDED BY FINANCING ACTIVITIES...........   3,155   14,360   10,825
                                                     -------  -------  -------
NET INCREASE (DECREASE) IN CASH.....................     (97)     322        9
CASH AT BEGINNING OF PERIOD.........................     363       41       32
                                                     -------  -------  -------
CASH AT END OF PERIOD............................... $   266  $   363  $    41
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION:
   Income taxes paid................................ $   183  $   408  $   106
                                                     =======  =======  =======
   Interest paid.................................... $    41  $    39  $    --
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                         AIG ANNUITY INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   AIG Annuity Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance- related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company principally engaged in the business of writing fixed annuities directed to the market for tax-deferred long-term savings products. The Company develops, markets and issues annuity products through a variety of distribution channels. The Company sells deferred annuities through financial institutions, principally banks and thrifts. The Company also markets deferred annuities to both tax-qualified and non-qualified retirement markets through personal producing general agents (agents or general agents whose contract provides for compensation both from business written personally and by subcontracted agents), affiliated and independent broker-dealers and asset management companies throughout the United States of America.

   The Company's sales of deferred annuity products through financial institutions represent a substantial amount of its total sales from such products. Sales of deferred annuities by the top producing individual financial institution, Natcity Bank, N.A., comprised approximately 9% of annuity deposits collected in 2005; Wachovia Bank, N.A., comprised approximately 15% and 22% of annuity deposits collected in 2004 and 2003, respectively. Sales of deferred annuities through the top five producing individual financial institutions comprised approximately 35%, 43% and 47% of annuity deposits collected in 2005, 2004 and 2003, respectively. No individual financial institution generated more than 10% of the Company's annuity deposits collected in 2005. Other than the top producing financial institution, no individual financial institution generated more than 10% of the Company's annuity deposits collected in 2004 or 2003.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

                         AIG ANNUITY INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, its wholly owned and majority-owned subsidiaries, and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions, which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

   CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 13). The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46R") (see Recently Issued Accounting Standards below). In accordance with FIN 46R, the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the years ended December 31, 2005 and 2004.

   The impact of the consolidation of Castle 2 Trust on consolidated total assets and total liabilities as of December 31, 2005 and 2004, and on consolidated net income for the years then ended, was as follows:

                                                     Eliminations/
                                      The   Castle 2   Minority
(In millions)                       Company  Trust     interest    Consolidated
-------------                       ------- -------- ------------- ------------
December 31, 2005
   Total assets.................... $74,027  $1,088      $(242)      $74,873
   Total liabilities...............  67,415     758        (50)       68,123
   Net income......................     521       9         (6)          524
December 31, 2004
   Total assets.................... $69,159  $1,129      $(248)      $70,040
   Total liabilities...............  62,658     808        (57)       63,409
   Net income......................     528       9        (10)          527

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

                         AIG ANNUITY INSURANCE COMPANY

   Castle 2 Trust maintains various restricted cash accounts, primarily lessee-funded and aircraft conversion accounts, which are not available for general use. Security deposits from lessees that are required to be segregated from other funds are deposited into the lessee-funded accounts. The balance in the aircraft conversion account is designated to be used to convert one aircraft from a passenger configuration to a freighter configuration.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value. Changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms that affect cash flows or exchanges under the contract and have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments, among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes the investment down to fair value and records a realized loss in the consolidated statement of income and comprehensive income.

   Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

   Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Aircraft owned by Castle 2 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain

                         AIG ANNUITY INSURANCE COMPANY
   major additions and modifications to aircraft may be capitalized. The estimates are reviewed periodically to ensure continued appropriateness.

   Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value). Undiscounted future cash flows consist of estimates of the net lease inflows expected over the remaining useful life of the aircraft, including projections of future lease rates and relevant costs. Measurement of an impairment loss is based on the amount by which the carrying value of the aircraft exceeds the fair value of the aircraft. Fair value reflects the underlying economic value of the aircraft, which includes the appraiser's opinion of most likely trading prices that may be generated by the aircraft under the current market circumstances that are perceived to exist. Fair value assumes that the aircraft is valued for its highest, best use, that the parties to hypothetical sale transaction are willing, able, prudent and knowledgeable, and under no unusual pressure for a prompt sale, and that the transaction would be negotiated in a open and unrestricted market on an arm's length basis, for cash or equivalent consideration, and given an adequate amount of time for effective exposure to prospective buyers.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2005 and 2004, the Company's investments in partially owned companies included its 32% interest in the non-voting preferred equity of Castle 2003-1 Trust ("Castle 1 Trust"; see Note 13). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values is recorded as a realized gain or loss. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within payable to brokers. At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

                         AIG ANNUITY INSURANCE COMPANY

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $15.58 billion and $13.15 billion as of December 31, 2005 and 2004, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivative instruments at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but in 2005 the Company determined that its swaps do not currently qualify for hedge accounting treatment. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses effective January 1, 2005.

   The Company has issued a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the equity-indexed features of these annuity contracts. The embedded derivatives and the call options are carried at fair value, with changes in fair value recognized in realized investment gains and losses.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable

                         AIG ANNUITY INSURANCE COMPANY
   annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (cost of insurance purchased, or "CIP") is reported within deferred acquisition costs and cost of insurance purchased on the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 7.89% in 2005, 2004 and 2003. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts the amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and

                         AIG ANNUITY INSURANCE COMPANY
   equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company has issued variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statement of income and comprehensive income.

   GOODWILL: The Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. The Company has performed annual impairment testing and has determined that no impairment provision is necessary as of December 31, 2005.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts without life contingencies are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments ("SFAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

   PREMIUMS AND OTHER CONSIDERATIONS: The Company's fixed annuity contracts with life contingencies consist of limited payment contracts. The gross premium received on these contracts is reported as revenue when collected at the issuance of the contract. However, the excess of the gross premium received over the net premium is deferred and recognized in income in relation to the present value of expected future benefit payments.

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the consolidated statement of income and comprehensive income, as they are recorded directly upon receipt to reserves for fixed annuity contracts without life contingencies.

   FEE INCOME: Variable annuity fees and surrender charges are recorded as income when earned.

                         AIG ANNUITY INSURANCE COMPANY

   INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with the Parent and the Parent's life insurance company subsidiaries. The Company has a written agreement with the Parent setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN "46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance.

   In December 2003, the FASB issued a Revision to Interpretation No. 46. The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and non-controlling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

   In March 2005, the FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a VIE or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the

                         AIG ANNUITY INSURANCE COMPANY
   absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. As a result of the adoption of FSP FIN46R-5, the accounts of Castle 2 Trust are included in these consolidated financial statements.

   In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those instruments ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's consolidated results of operations or financial position.

   In July 2003, the AICPA issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts. The Company recorded in the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $0.8 million, net of tax, to reflect the liability as of January 1, 2004.

   SOP 03-1 also requires insurance enterprises to disclose their accounting policy for sales inducements (i.e., bonus interest) provided to contract holders, including the nature of the costs deferred and the method of amortizing these costs. The amounts deferred and amortized, and the unamortized balance of deferred sales inducements, are required disclosures for each period presented (see Note 6). The adoption of SOP 03-1 did not have a material effect on the Company's consolidated results of operations or financial position.

   At the March 2004 meeting, the Emerging Issue Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB had resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, re-titled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the consolidated financial condition or results of operations of the Company.

                         AIG ANNUITY INSURANCE COMPANY

   In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to the consolidated financial position or results of operations of AIG or the Company.

   On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Correction" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The impact of implementing this guidance as of January 1, 2006 is not expected to be material to the consolidated financial position or results of operations of the Company.

   On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The impact of implementing this guidance as of January 1, 2006 is not expected to be material to the consolidated financial position or results of operations of the Company.

                         AIG ANNUITY INSURANCE COMPANY

   In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Financial Accounting Statement ("FAS") No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is evaluating the provisions of SOP 05-1. Based on current practices, management believes the adoption of SOP 05-1 will not have a material impact on the consolidated financial position, results of operations or cash flows of the Company.

   On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"), an amendment of SFAS 140 and SFAS 133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

                         AIG ANNUITY INSURANCE COMPANY

3. INVESTMENTS

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                           Amortized Estimated
                                                             Cost    Fair Value
                                                           --------- ----------
                                                              (In millions)
At December 31, 2005:
Securities of the United States government................  $   239   $   239
Securities of foreign governments.........................      319       344
Corporate bonds and notes.................................   30,771    31,401
Mortgage-backed securities................................   11,387    11,313
Other debt securities.....................................    5,972     6,120
Affiliated securities.....................................      341       334
Redeemable preferred stocks...............................       39       101
                                                            -------   -------
   Total..................................................  $49,068   $49,852
                                                            =======   =======
At December 31, 2004:
Securities of the United States government................  $   271   $   273
Securities of foreign governments.........................      132       147
Corporate bonds and notes.................................   29,294    30,931
Mortgage-backed securities................................   11,207    11,394
Other debt securities.....................................    5,854     6,138
Affiliated securities.....................................      196       205
Redeemable preferred stocks...............................       39        47
                                                            -------   -------
   Total..................................................  $46,993   $49,135
                                                            =======   =======

                         AIG ANNUITY INSURANCE COMPANY

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2005, follow:

                                                           Amortized Estimated
                                                             Cost    Fair Value
                                                           --------- ----------
                                                              (In millions)
Due in one year or less...................................  $   729   $   747
Due after one year through five years.....................    8,580     8,787
Due after five years through ten years....................   20,647    20,949
Due after ten years.......................................    7,725     8,056
Mortgage-backed securities................................   11,387    11,313
                                                            -------   -------
Total.....................................................  $49,068   $49,852
                                                            =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

   Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                            Gross      Gross
                                                          Unrealized Unrealized
                                                            Gains      Losses
                                                          ---------- ----------
                                                              (In millions)
At December 31, 2005:
Securities of the United States government...............   $   --     $  --
Securities of foreign governments........................       28        (3)
Corporate bonds and notes................................      941      (311)
Mortgage-backed securities...............................       65      (139)
Other debt securities....................................      193       (45)
Affiliated securities....................................        3       (10)
Redeemable preferred stocks..............................       62        --
                                                            ------     -----
   Total fixed maturity securities.......................    1,292      (508)
   Common and non-redeemable preferred stocks............       24        (3)
                                                            ------     -----
       Total.............................................   $1,316     $(511)
                                                            ======     =====
At December 31, 2004:
Securities of the United States government...............   $    2     $  --
Securities of foreign governments........................       15        --
Corporate bonds and notes................................    1,725       (88)
Mortgage-backed securities...............................      219       (32)
Other debt securities....................................      309       (25)
Affiliated securities....................................        9        --
Redeemable preferred stocks..............................        9        (1)
                                                            ------     -----
   Total fixed maturity securities.......................    2,288      (146)
   Common and non-redeemable preferred Stocks............       17        (1)
                                                            ------     -----
       Total.............................................   $2,305     $(147)
                                                            ======     =====

                         AIG ANNUITY INSURANCE COMPANY

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                     12 Months or Less  More than 12 Months       Total
                     -----------------  ------------------  -----------------
                      Fair   Unrealized Fair    Unrealized   Fair   Unrealized
                      Value    Losses   Value     Losses     Value    Losses
(In millions)        ------- ---------- ------  ----------  ------- ----------
At December 31,
  2005:
Corporate bonds and
  notes............. $10,470   $(257)   $1,182     $(54)    $11,652   $(311)
Mortgage-backed
  securities........   7,700    (122)      421      (17)      8,121    (139)
Other debt
  securities........   1,972     (39)      249       (9)      2,221     (48)
Affiliated
  securities........     155     (10)       --       --         155     (10)
                     -------   -----    ------     ----     -------   -----
   Total............ $20,297   $(428)   $1,852     $(80)    $22,149   $(508)
                     =======   =====    ======     ====     =======   =====
At December 31,
  2004:
Corporate bonds and
  notes............. $   661   $ (32)   $  417     $(56)    $ 1,078   $ (88)
Mortgage-backed
  securities........     681     (22)      100      (10)        781     (32)
Other debt
  Securities........      32      (7)      139      (19)        171     (26)
                     -------   -----    ------     ----     -------   -----
   Total............ $ 1,374   $ (61)   $  656     $(85)    $ 2,030   $(146)
                     =======   =====    ======     ====     =======   =====

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005 and 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                         AIG ANNUITY INSURANCE COMPANY

   Gross realized investment gains and losses were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2005     2004    2003
                                                        -----   -----   -----
                                                          (In millions)
Bonds, notes and redeemable preferred stocks
  available for sale
   Realized gains..................................... $ 180    $ 240   $ 239
   Realized losses....................................  (227)    (216)   (141)
Mortgage loans
   Realized gains.....................................    --        5      --
Common and non-redeemable preferred stocks
   Realized gains.....................................    22        1       5
   Realized losses....................................    (6)      (2)     --
Partnerships
   Realized gains.....................................     2       --      --
Other invested assets
   Realized gains.....................................    43        1      --
   Realized losses....................................   (17)     (11)     --
Impairment writedowns.................................  (169)    (105)   (147)
Net loss on fair value hedges.........................    (7)      (3)     --
                                                        -----   -----   -----
Total net realized investment losses.................. $(179)   $ (90)  $ (44)
                                                        =====   =====   =====

   The sources and related amounts of investment income (losses) were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                        2005     2004    2003
                                                       ------   ------  ------
                                                            (In millions)
Bonds, notes and redeemable preferred
  stocks-non-affiliated............................... $2,947   $2,768  $2,373
Bonds, notes and redeemable preferred
  stocks-affiliated...................................     10       10       6
Common stock..........................................     --        5       1
Mortgage loans........................................     64       34      23
Partnerships..........................................    131      147      93
Other invested assets.................................     16       22      28
Short-term investments................................     38       24      12
Less: investment expenses.............................    (32)     (32)    (26)
                                                       ------   ------  ------
   Total investment income............................ $3,174   $2,978  $2,510
                                                       ======   ======  ======

                         AIG ANNUITY INSURANCE COMPANY

   At December 31, 2005, the Company's investments included two investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and all of the issuing entities were U.S. government agencies.

   At December 31, 2005, bonds, notes and redeemable preferred stocks included $3.76 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 17% in consumer cyclical, 14% in communications, 14% in utilities, 13% in consumer non-cyclical, 11% in basic industrial and 10% in financials. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2005, mortgage loans were collateralized by properties located in 28 states and Washington D.C., with loans totaling approximately 40% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2005, the type of property collateralizing the mortgage loan portfolio was approximately 48% office, 17% retail, 13% industrial and 22% residential and other types.

   At December 31, 2005, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks securities in default as to the payment of principal or interest totaled $69.6 million.

   At December 31, 2005, $7.4 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

   On January 14, 2004, Castle 2 Trust entered into an asset purchase agreement to purchase 34 commercial jet aircraft having an aggregate cost of $1.05 billion from International Lease Finance Corporation ("ILFC") and its affiliates, all of which are subsidiaries of AIG. At December 31, 2005, all of the 34 aircraft were on lease to 31 different lessees in 25 different countries (see Note 10).

                         AIG ANNUITY INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
                                                            (In millions)
Related to investment securities:
   Interest rate swap agreements
       Notional amount...............................     $106         $106
       Fair value....................................       (4)          --
   Currency swap agreements
       Notional amount...............................      201           35
       Fair value....................................       (2)          (6)
Related to policyholder liabilities:
   Call options
       Fair value....................................        9            1

   The Company recorded the following in net realized investment gains (losses) in the statement of income and comprehensive income:

                                                                  December 31,
                                                                      2005
                                                                  -------------
                                                                  (In millions)
Net change in fair value of derivative financial instruments.....      $(4)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

   Castle 2 Trust's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
                                                            (In millions)
Related to floating-rate notes:
   Interest rate swap agreements to receive fixed
     rate
       Notional amount...............................     $598         $641
       Fair value....................................      (19)          (6)
Related to fixed-rate leases of aircraft:
   Interest rate swap agreements to pay fixed rate
       Notional amount...............................      636          666
       Fair value....................................       10            5

                         AIG ANNUITY INSURANCE COMPANY

   Prior to October 1, 2005, changes in the net fair value of the swaps and the offsetting changes in the fair value of the hedged liability and the unrecognized firm commitment attributable to the hedged risk (change in value caused by a change in interest rates) were recorded in the consolidated statement of income and comprehensive income. As of October 1, 2005, Castle 2 Trust de-designated its hedges and discontinued hedge accounting, and began amortizing the accumulated fair value adjustment related to the hedged items into earnings over the expected term of the liability (through February 2017), or the life of the unrecognized firm commitment (which expires periodically through March 2011). The amortization is reflected as a yield adjustment of the hedged items. Caslte 2 Trust recorded the following amounts in earnings:

                                                                 Period from
                                                 For the Year  January 14, 2004
                                                ended December   to December
                                                   31, 2005        31, 2004
                                                -------------- ----------------
                                                         (In millions)
Change in fair value of interest rate swap
  agreements...................................      $(4)            $ --
Amortization of fair value adjustments on
  fixed-rate leases and floating rate notes....        6               --
Fair value hedges:
Component of swap agreement loss excluded from
  the assessment of hedge effectiveness........       (2)             (20)
Amount of hedge ineffectiveness................       (1)              17
                                                     ---             ----
Net amount recognized in earnings..............      $(1)            $ (3)
                                                     ===             ====

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

                         AIG ANNUITY INSURANCE COMPANY

   CASH, RESTRICTED CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes and comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   NOTES PAYABLE: Fair values of Castle 2 Trust's notes payable are based on pricing models or formulas using assumptions about future interest rates, interest volatility and other factors.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

                         AIG ANNUITY INSURANCE COMPANY

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

   The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004, compared with their respective carrying values, are as follows:

                                                            Carrying  Fair
                                                             Value    Value
                                                            -------- -------
                                                             (In millions)
December 31, 2005:
ASSETS
   Cash and short-term investments......................... $   346  $   346
   Restricted cash.........................................      30       30
   Bonds, notes and redeemable preferred stocks............  49,855   49,855
   Mortgage loans..........................................   1,555    1,572
   Policy loans............................................      53       54
   Common stocks and non-redeemable preferred stocks.......      72       72
   Partnerships and other invested assets..................   1,718    1,718
   Securities lending collateral...........................  15,927   15,927
   Variable annuity assets held in separate accounts.......     354      354
LIABILITIES
   Reserves for fixed annuity contracts....................  50,303   47,877
   Securities lending payable..............................  15,927   15,927
   Notes payable...........................................     617      617
   Derivative liabilities..................................      11       11
   Variable annuity liabilities related to separate
     accounts..............................................     354      354

December 31, 2004:
ASSETS
   Cash and short-term investments......................... $   531  $   531
   Restricted cash.........................................      27       27
   Bonds, notes and redeemable preferred stocks............  49,143   49,143
   Mortgage loans..........................................     764      786
   Policy loans............................................      55       57
   Common stocks and non-redeemable preferred stocks.......      77       77
   Partnerships and other invested assets..................   1,325    1,325
   Securities lending collateral...........................  13,459   13,459
   Variable annuity assets held in separate accounts.......     390      390
LIABILITIES
   Reserves for fixed annuity contracts....................  47,770   45,503
   Securities lending payable..............................  13,459   13,459
   Notes payable...........................................     686      686
   Derivative liabilities..................................       7        7
   Variable annuity liabilities related to separate
     accounts..............................................     390      390

                         AIG ANNUITY INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST

   Activity in DAC, CIP and deferred bonus interest was as follows:

                                                               Deferred
                                                       DAC and  bonus
(In millions)                                            CIP   interest  Total
-------------                                          ------- -------- ------
Balance at January 1, 2003............................ $1,199    $247   $1,446
Deferrals.............................................    616     163      779
Amortization related to operations....................   (278)    (51)    (329)
Amortization related to net realized investment
  (gains) losses......................................      9       2       11
Effect of net unrealized (gains) on securities           (368)    (67)    (435)
                                                       ------    ----   ------
Balance at December 31, 2003..........................  1,178     294    1,472
Deferrals.............................................    564     183      747
Amortization related to operations....................   (323)    (77)    (400)
Amortization related to net realized investment
  (gains) losses......................................     10       3       13
Effect of net unrealized (gains) on securities            (84)    (20)    (104)
                                                       ------    ----   ------
Balance at December 31, 2004..........................  1,345     383    1,728
Deferrals.............................................    341     190      531
Amortization related to operations....................   (376)    (96)    (472)
Amortization related to net realized investment
  (gains) losses......................................     40      10       50
Effect of net unrealized losses on securities.........    514     131      645
                                                       ------    ----   ------
Balance at December 31, 2005.......................... $1,864    $618   $2,482
                                                       ======    ====   ======

   The Company adjusts amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. In 2005, amortization was decreased by $0.5 million to reflect higher surrender experience partially offset by lower interest spreads. In 2004, amortization was decreased by $16.8 million to reflect the effect of favorable surrender experience and increased $14.8 million to reflect improved spread resulting from a decrease in crediting rates. In 2003, amortization was increased by $10.2 million to reflect lower future investment spreads due to impairment write-downs, partially offset by the effect of favorable surrender experience.

   CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $22.5 million, $19.3 million, $16.2 million, $13.4 million and $11.9 million, respectively.

7. REINSURANCE

   The Company has a closed block of life insurance business. Prior to closing the block of life insurance business, the Company limited its exposure to loss on any single life insurance policy in order to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. The Company's reinsurance arrangements do not relieve the Company from its direct obligations to its

                         AIG ANNUITY INSURANCE COMPANY
   insured. Thus, a credit exposure exists with respect to life insurance business ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

   Direct and assumed life insurance in force totaled $236.8 million, $258.8 million and $282.8 million at December 31, 2005, 2004 and 2003, respectively, and ceded life insurance in force totaled $77.4 million, $89.3 million, and $100.3 million at December 31, 2005, 2004 and 2003, respectively.

   Reinsurance recoveries netted against insurance policy benefits totaled $497.9 million, $246.0 million and $35.9 million in 2005, 2004 and 2003, respectively.

   From October 1995 to April 1998, the Company and American General Life Insurance Company ("AG Life"), an affiliate, were parties to a 50% modified coinsurance agreement in connection with certain fixed annuity contracts with and without life contingencies issued by AG Life. Effective
   December 31, 2003, the agreement was amended whereby all of the reinsured business was recaptured by AG Life and the agreement was terminated. The arrangement resulted in $0.8 million of pretax income for the Company in 2003.

   On October 1, 2003, the Company entered into a modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. Under the agreement, the Company will retain the assets supporting the reserves ceded to ALB. These assets and the related reserves totaled approximately $20.47 billion and $15.77 billion, at December 31, 2005 and 2004, respectively. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The impact of the agreement on the Company's consolidated results of operations for the years ended December 31, 2005, 2004 and 2003 was expense of approximately $5.5 million, $4.5 million and $3.9 million (after tax), respectively, representing the risk charge associated with the agreement.

                         AIG ANNUITY INSURANCE COMPANY

8. NOTES PAYABLE


   On January 14, 2004, Castle 2 Trust issued five classes of notes payable.

   The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on November 15, 2026. Castle 2 Trust has the right to make an optional redemption of any class of the notes. Should Castle 2 Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

   The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, Castle 2 Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

   The notes are obligations solely of Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 2 Trust, or any other person.

   The balance of these notes was $617.1 million and $686.2 as of December 31, 2005 and 2004, respectively, which includes unamortized hedge accounting fair value adjustments of $26.0 million and $16.3 million, respectively. The outstanding principal balance was $643.2 million and $702.5 million at December 31, 2005 and 2004, respectively.

   The weighted average interest rate on the notes during the twelve months ended December 31, 2005 and from the closing date January 14, 2004 to December 31, 2004, was 6.1% and 5.8%, respectively.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2005, The Company had unfunded investment commitments totaling $710.9 million, of which $585.9 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including $80.0 million associated with investments in mortgage loans and $45.0 million in bonds. These have a commitment period which expires within a year.

   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $100.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 27, 2006, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.04% on its commitment and a 0.05% utilization fee on aggregate outstanding loan balances that equal or

                         AIG ANNUITY INSURANCE COMPANY
   exceed 50% of the aggregate commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2005 or 2004.

   On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with accounting, financial reporting and insurance brokerage practices, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. The Company expects permanent permission to be forth-coming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that this permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2005 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $20.1 million represents the Company's best estimate of its liability, this estimate may change in the future.

                         AIG ANNUITY INSURANCE COMPANY

10.LEASES

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition. The majority of the leases have terms of five years or less.

   At December 31, 2005, future scheduled minimum lease payments to be received by Castle 2 Trust under operating leases of aircraft for the years ended December 31 are as follows:

                                                      (In millions)
             2006....................................     $ 97
             2007....................................       73
             2008....................................       61
             2009....................................       48
             2010....................................       35
             Thereafter..............................       73
                                                          ----
             Total...................................     $387
                                                          ====

11.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 100,000 shares of its $50 par value common stock. At December 31, 2005 and 2004, 50,000 shares were issued and outstanding.

   Changes in shareholder's equity were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2005     2004    2003
                                                        ------   ------  ------
                                                            (In millions)
ADDITIONAL PAID-IN CAPITAL
Beginning balances..................................... $4,171   $3,985  $3,489
Capital contributions from Parent......................      4      186     496
                                                        ------   ------  ------
   Ending balances..................................... $4,175   $4,171  $3,985
                                                        ======   ======  ======
RETAINED EARNINGS
Beginning balances..................................... $1,579   $1,052  $  648
Net income.............................................    524      527     404
                                                        ------   ------  ------
   Ending balances..................................... $2,103   $1,579  $1,052
                                                        ======   ======  ======
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning balances..................................... $  747   $  689  $  363
Other comprehensive income.............................   (443)      58     326
                                                        ------   ------  ------
   Ending balances..................................... $  304   $  747  $  689
                                                        ======   ======  ======

                         AIG ANNUITY INSURANCE COMPANY

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                        2005     2004    2003
                                                       ------  -------  ------
                                                            (In millions)
Fixed maturity and equity securities available for
  sale
       Gross unrealized gains......................... $1,316  $ 2,305  $2,267
       Gross unrealized losses........................   (511)    (147)   (304)
Net unrealized gains on other invested assets.........     58       30      32
Adjustment to DAC.....................................   (395)  (1,040)   (936)
Deferred federal income taxes.........................   (164)    (401)   (370)
                                                       ------  -------  ------
   Accumulated other comprehensive income............. $  304  $   747  $  689
                                                       ======  =======  ======

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2006 without obtaining prior approval of the Insurance Commissioner is $488.5 million. There were no dividends paid to the Parent in 2005, 2004 or 2003.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2005, 2004 and 2003 totaled $431.4 million, $341.3 million and $378.9 million, respectively. The Company's statutory capital and surplus totaled $3.93 billion at December 31, 2005 and $3.53 billion at December 31, 2004.

                         AIG ANNUITY INSURANCE COMPANY

12.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                                  Net Realized
                                                   Investment
                                                     Gains
                                                    (Losses)   Operations Total
                                                  ------------ ---------- -----
                                                          (In millions)
YEAR ENDED DECEMBER 31, 2005:
Currently payable................................     $(27)       $228    $201
Deferred.........................................      (36)        117      81
                                                      ----        ----    ----
   Total income tax expense (benefit)............     $(63)       $345    $282
                                                      ====        ====    ====
YEAR ENDED DECEMBER 31, 2004:
Currently payable................................     $(21)       $263    $242
Deferred.........................................      (10)         54      44
                                                      ----        ----    ----
   Total income tax expense (benefit)............     $(31)       $317    $286
                                                      ====        ====    ====
YEAR ENDED DECEMBER 31, 2003:
Currently payable................................     $ (4)       $259    $255
Deferred.........................................      (11)        (29)    (40)
                                                      ----        ----    ----
   Total income tax expense (benefit)............     $(15)       $230    $215
                                                      ====        ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2005     2004    2003
                                                        ----     ----    ----
                                                          (In millions)
Amount computed at statutory rate...................... $282     $286    $217
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit......    6        5       4
   Tax credits.........................................   (3)      (3)     (3)
   Other, net..........................................   (3)      (2)     (3)
                                                         ----     ----    ----
   Total income tax expense............................ $282     $286    $215
                                                         ====     ====    ====

                         AIG ANNUITY INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
                                                            (In millions)
 DEFERRED TAX LIABILITIES
 DAC.................................................    $  687       $  447
 Investments - basis differential....................        56           41
 Net unrealized gains on investments.................       301          766
                                                         ------       ------
 Total deferred tax liabilities......................     1,044        1,254
                                                         ------       ------
 DEFERRED TAX ASSETS
 Reserves for annuity contracts......................      (616)        (648)
 Other...............................................        (9)         (29)
                                                         ------       ------
 Total deferred tax assets...........................      (625)        (677)
                                                         ------       ------
 Liability for deferred income taxes.................    $  419       $  577
                                                         ======       ======

13.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing, and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $23.0 million, $23.3 million and $23.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administration services to affiliated entities. Amounts received for such services totaled $16.3 million, $14.0 million and $14.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   During the years ended December 31, 2005, 2004 and 2003, the Company paid $23.5 million, $15.5 million and $7.9 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $175.1 million. The Company recognized interest income on the Notes of $0.5 million during 2005. Other affiliates of the Company are also holders of the same class of securities.

                         AIG ANNUITY INSURANCE COMPANY

   On August 3, 2005 the Company purchased a 60% interest in AIG Investor Ocean Star (Gibraltar) Limited ("Gibco") for $75.0 million. The remaining interest in Gibco is held by an affiliate of the Company. Gibco purchased a 13.66% interest in InterGen, N.V., an entity engaged in operating international power generation facilities. In December 2005, Gibco sold a portion of its interest in InterGen N.V., resulting in a $27.0 million decrease in the Company's investment. Gibco's interest in InterGen, N.V. was 8.75% at December 31, 2005. The accounts of AIG Investor Ocean Star (Gibraltar) Limited have been included in the Company's consolidated financial statements as of December 31, 2005 and for the period from August 3, 2005 to December 31, 2005.

   On January 14, 2004, the Company purchased 61.3% of the non-voting preferred equity issued by Castle 2 Trust for $185.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $185.0 million on January 14, 2004. On January 14, 2004, the Company purchased $60.0 million of fixed rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. In accordance with FIN 46R, the accounts of Castle 2 Trust have been included in these consolidated financial statements as of and for the years ended December 31, 2005 and 2004 (see Note 2).

   On September 23, 2003, the Company purchased 32% of the non-voting preferred equity issued by Castle 1 Trust, an affiliate, for $85.8 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $218.5 million of fixed rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware special-purpose statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

14.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

A.G. Separate Account A Financials

                           A. G. Separate Account A

                                      of

                         AIG Annuity Insurance Company

                                 Annual Report
                               December 31, 2005

                                   Contents

       Report of Independent Registered Public Accounting Firm .....  1
       Statement of Net Assets......................................  2
       Schedule of Portfolio Investments............................ 12
       Statement of Operations...................................... 13
       Statements of Changes in Net Assets.......................... 23
       Notes to Financial Statements................................ 42

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                  PricewaterhouseCoopers LLP
                                                  Suite 2900
                                                  1201 Louisiana
                                                  Houston, TX 77002-5678
                                                  Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Annuity Insurance Company and Contract Owners of A.G. Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of A.G. Separate Account A (the "Separate Account") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 6, 2002, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

April 5, 2006

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                            Statement of Net Assets
                               December 31, 2005


                                                 One Group        One Group        One Group        One Group
                                              Investment Trust Investment Trust Investment Trust Investment Trust
                                                Diversified         Equity         Large Cap         Mid Cap
                                              Equity Portfolio Index Portfolio  Growth Portfolio Value Portfolio
                                              ---------------- ---------------- ---------------- ----------------
                                                 Division 1       Division 2       Division 3       Division 4
                                              ---------------- ---------------- ---------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At
     Fair Value                                $   18,406,863    $  6,752,612    $   25,835,006   $   20,269,454
                                               --------------    ------------    --------------   --------------
Net Assets                                     $   18,406,863    $  6,752,612    $   25,835,006   $   20,269,454
                                               ==============    ============    ==============   ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity
     Contracts (Net Of Applicable Contract
     Loans - Partial Withdrawals With Right
     Of Reinvestment)                          $   18,406,863    $  6,752,612    $   25,835,006   $   20,269,454
                                               --------------    ------------    --------------   --------------
Total Contract Owner Reserves                  $   18,406,863    $  6,752,612    $   25,835,006   $   20,269,454
                                               ==============    ============    ==============   ==============
Contracts with Mortality and Expense Risk
  Charge of 1.15%
   Net Assets                                  $   18,406,863    $  6,752,612    $   25,835,006   $   20,269,454
   Accumulation Units Outstanding               2,093,000.663     722,206.923     3,698,692.663    1,125,714.801
   Unit Value of Units Outstanding             $     8.794485    $   9.349970    $     6.984902   $    18.005851

Contracts with Mortality and Expense Risk
  Charge of 1.40%
   Net Assets                                  $           --    $         --    $           --   $           --
   Accumulation Units Outstanding                          --              --                --               --
   Unit Value of Units Outstanding             $           --    $         --    $           --   $           --

Contracts with Mortality and Expense Risk
  Charge of 1.45%
   Net Assets                                  $           --    $         --    $           --   $           --
   Accumulation Units Outstanding                          --              --                --               --
   Unit Value of Units Outstanding             $           --    $         --    $           --   $           --

Contracts with Mortality and Expense Risk
  Charge of 1.50%
   Net Assets                                  $           --    $         --    $           --   $           --
   Accumulation Units Outstanding                          --              --                --               --
   Unit Value of Units Outstanding             $           --    $         --    $           --   $           --

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                              One Group         One Group        One Group        One Group
                                                           Investment Trust Investment Trust  Investment Trust Investment Trust
                                                               Mid Cap         Diversified       Government          Bond
                                                           Growth Portfolio Mid Cap Portfolio  Bond Portfolio     Portfolio
                                                           ---------------- ----------------- ---------------- ----------------
                                                              Division 5       Division 6        Division 7       Division 8
                                                           ---------------- ----------------- ---------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value     $   14,289,881    $  4,573,460     $   31,927,664   $   30,173,356
                                                            --------------    ------------     --------------   --------------
Net Assets                                                  $   14,289,881    $  4,573,460     $   31,927,664   $   30,173,356
                                                            ==============    ============     ==============   ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)                                 $   14,289,881    $  4,573,460     $   31,927,664   $   30,173,356
                                                            --------------    ------------     --------------   --------------
Total Contract Owner Reserves                               $   14,289,881    $  4,573,460     $   31,927,664   $   30,173,356
                                                            ==============    ============     ==============   ==============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                               $   14,289,881    $  4,573,460     $   31,927,664   $   30,173,356
   Accumulation Units Outstanding                           $1,034,987.680     279,900.701      2,292,503.508    2,177,168.511
   Unit Value of Units Outstanding                          $    13.806813    $  16.339582     $    13.926986   $    13.858990

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                               $           --    $         --     $           --   $           --
   Accumulation Units Outstanding                                       --              --                 --               --
   Unit Value of Units Outstanding                          $           --    $         --     $           --   $           --

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                               $           --    $         --     $           --   $           --
   Accumulation Units Outstanding                                       --              --                 --               --
   Unit Value of Units Outstanding                          $           --    $         --     $           --   $           --

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                               $           --    $         --     $           --   $           --
   Accumulation Units Outstanding                                       --              --                 --               --
   Unit Value of Units Outstanding                          $           --    $         --     $           --   $           --

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                              One Group                                       Van Kampen
                                                           Investment Trust    AIM V.I.      AIM V.I.             LIT
                                                               Balanced     Premier Equity International       Emerging
                                                              Portfolio          Fund       Growth Fund    Growth Portfolio
                                                           ---------------- -------------- -------------- -------------------
                                                              Division 9     Division 20    Division 21   Division 22 and 136
                                                           ---------------- -------------- -------------- -------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value      $ 10,318,427   $   24,600,309 $   13,633,294   $   22,076,895
                                                             ------------   -------------- --------------   --------------
Net Assets                                                   $ 10,318,427   $   24,600,309 $   13,633,294   $   22,076,895
                                                             ============   ============== ==============   ==============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)                                  $ 10,318,427   $   24,600,309 $   13,633,294   $   22,076,895
                                                             ------------   -------------- --------------   --------------
Total Contract Owner Reserves                                $ 10,318,427   $   24,600,309 $   13,633,294   $   22,076,895
                                                             ============   ============== ==============   ==============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                $ 10,318,427   $   24,600,309 $   13,633,294   $   10,825,527
   Accumulation Units Outstanding                             966,614.469    3,128,197.644  1,120,886.593    1,121,650.801
   Unit Value of Units Outstanding                           $  10.674811   $     7.864052 $    12.162955   $     9.651424

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                $         --   $           -- $           --   $   10,008,279
   Accumulation Units Outstanding                                      --               --             --      494,999.338
   Unit Value of Units Outstanding                           $         --   $           -- $           --   $    20.218773

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                $         --   $           -- $           --   $      656,262
   Accumulation Units Outstanding                                      --               --             --       32,732.828
   Unit Value of Units Outstanding                           $         --   $           -- $           --   $    20.049032

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                $         --   $           -- $           --   $      586,825
   Accumulation Units Outstanding                                      --               --             --       44,716.948
   Unit Value of Units Outstanding                           $         --   $           -- $           --   $    13.123103

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                                Templeton
                                               Franklin        Developing          Oppenheimer       VALIC Company I
                                               Small Cap   Markets Securities      High Income       Money Market I
                                                 Fund             Fund              Fund /VA            Portfolio
                                              ------------ ------------------- ------------------- -------------------
                                              Division 23  Division 24 and 115 Division 25 and 114 Division 26 and 132
                                              ------------ ------------------- ------------------- -------------------
Assets:
   Investments In Shares Of Mutual Funds, At
     Fair Value                               $  3,189,572    $  3,348,933        $ 13,151,010        $  3,818,153
                                              ------------    ------------        ------------        ------------
Net Assets                                    $  3,189,572    $  3,348,933        $ 13,151,010        $  3,818,153
                                              ============    ============        ============        ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity
     Contracts (Net Of Applicable Contract
     Loans - Partial Withdrawals With Right
     Of Reinvestment)                         $  3,189,572    $  3,348,933        $ 13,151,010        $  3,818,153
                                              ------------    ------------        ------------        ------------
Total Contract Owner Reserves                 $  3,189,572    $  3,348,933        $ 13,151,010        $  3,818,153
                                              ============    ============        ============        ============
Contracts with Mortality and Expense Risk
  Charge of 1.15%
   Net Assets                                 $  3,189,572    $  1,742,254        $  9,980,052        $  1,459,688
   Accumulation Units Outstanding              284,694.542     105,666.056         811,038.181         132,796.694
   Unit Value of Units Outstanding            $  11.203482    $  16.488300        $  12.305280        $  10.991900

Contracts with Mortality and Expense Risk
  Charge of 1.40%
   Net Assets                                 $         --    $  1,291,123        $  2,479,303        $  1,862,058
   Accumulation Units Outstanding                       --      60,954.387         197,929.824         149,982.992
   Unit Value of Units Outstanding            $         --    $  21.181787        $  12.526171        $  12.415129

Contracts with Mortality and Expense Risk
  Charge of 1.45%
   Net Assets                                 $         --    $     68,588        $     93,840        $    130,285
   Accumulation Units Outstanding                       --       3,297.616           7,518.937          10,582.928
   Unit Value of Units Outstanding            $         --    $  20.799351        $  12.480453        $  12.310882

Contracts with Mortality and Expense Risk
  Charge of 1.50%
   Net Assets                                 $         --    $    246,970        $    597,815        $    366,123
   Accumulation Units Outstanding                       --      14,805.712          48,497.541          32,862.623
   Unit Value of Units Outstanding            $         --    $  16.680725        $  12.326714        $  11.141017

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                           Van Kampen                         Oppenheimer   Oppenheimer
                                                               LIT           Putnam VT        Main Street     Capital
                                                           Enterprise      Global Equity    Growth & Income Appreciation
                                                            Portfolio          Fund            Fund /VA       Fund/ VA
                                                           ------------ ------------------- --------------- ------------
                                                           Division 27  Division 29 and 149  Division 111   Division 112
                                                           ------------ ------------------- --------------- ------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value    $  1,778,157     $   523,770      $ 13,832,524   $  9,068,992
                                                           ------------     -----------      ------------   ------------
Net Assets                                                 $  1,778,157     $   523,770      $ 13,832,524   $  9,068,992
                                                           ============     ===========      ============   ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)                                $  1,778,157     $   523,770      $ 13,832,524   $  9,068,992
                                                           ------------     -----------      ------------   ------------
Total Contract Owner Reserves                              $  1,778,157     $   523,770      $ 13,832,524   $  9,068,992
                                                           ============     ===========      ============   ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                              $  1,778,157     $   100,844      $         --   $         --
   Accumulation Units Outstanding                           231,775.221      10,211.893                --             --
   Unit Value of Units Outstanding                         $   7.671903     $  9.875177      $         --   $         --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                              $         --     $   240,351      $ 11,003,080   $  7,189,395
   Accumulation Units Outstanding                                    --      32,706.661       971,522.716    564,114.612
   Unit Value of Units Outstanding                         $         --     $  7.348682      $  11.325602   $  12.744565

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                              $         --     $    29,378      $    412,923   $    414,836
   Accumulation Units Outstanding                                    --       4,007.972        35,436.424     34,919.404
   Unit Value of Units Outstanding                         $         --     $  7.329849      $  11.652503   $  11.879822

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                              $         --     $   153,197      $  2,416,522   $  1,464,756
   Accumulation Units Outstanding                                    --      20,955.121       233,877.643    113,497.181
   Unit Value of Units Outstanding                         $         --     $  7.310726      $  10.332418   $  12.905659

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                           Oppenheimer
                                                           Main Street     Templeton    AIM V.I. Capital AIM V.I. Diversified
                                                            Small Cap       Foreign       Appreciation          Income
                                                             Fund/ VA   Securities Fund       Fund               Fund
                                                           ------------ --------------- ---------------- --------------------
                                                           Division 113  Division 116     Division 117       Division 118
                                                           ------------ --------------- ---------------- --------------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value    $  4,492,551  $  2,189,647     $  5,067,220       $  2,815,792
                                                           ------------  ------------     ------------       ------------
Net Assets                                                 $  4,492,551  $  2,189,647     $  5,067,220       $  2,815,792
                                                           ============  ============     ============       ============
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)                                $  4,492,551  $  2,189,647     $  5,067,220       $  2,815,792
                                                           ------------  ------------     ------------       ------------
Total Contract Owner Reserves                              $  4,492,551  $  2,189,647     $  5,067,220       $  2,815,792
                                                           ============  ============     ============       ============
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                              $         --  $         --     $         --       $         --
   Accumulation Units Outstanding                                    --            --               --                 --
   Unit Value of Units Outstanding                         $         --  $         --     $         --       $         --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                              $  3,623,402  $  1,797,257     $  3,865,703       $  2,195,404
   Accumulation Units Outstanding                           188,711.777   137,141.518      341,248.348        196,860.885
   Unit Value of Units Outstanding                         $  19.200722  $  13.105127     $  11.328123       $  11.152060

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                              $    138,400  $     33,467     $    204,943       $     58,333
   Accumulation Units Outstanding                             7,234.420     2,546.435       20,133.743          5,177.960
   Unit Value of Units Outstanding                         $  19.130698  $  13.142669     $  10.179094       $  11.265631

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                              $    730,748  $    358,922     $    996,574       $    562,054
   Accumulation Units Outstanding                            42,401.305    28,964.560       99,743.147         50,563.677
   Unit Value of Units Outstanding                         $  17.234095  $  12.391761     $   9.991408       $  11.115764

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                                                       VALIC Company I VALIC Company I
                                                       VALIC Company I VALIC Company I  International    Government
                                                         Stock Index   Growth & Income    Equities       Securities
                                                            Fund            Fund            Fund            Fund
                                                       --------------- --------------- --------------- ---------------
                                                        Division 133    Division 134    Division 135    Division 138
                                                       --------------- --------------- --------------- ---------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                              $ 12,927,835    $  9,989,102    $  3,767,317    $ 12,748,589
                                                        ------------    ------------    ------------    ------------
Net Assets                                              $ 12,927,835    $  9,989,102    $  3,767,317    $ 12,748,589
                                                        ============    ============    ============    ============
Contract Owner Reserves:
Reserves For Redeemable Annuity Contracts (Net Of
  Applicable Contract Loans - Partial Withdrawals With
  Right Of Reinvestment)                                $ 12,927,835    $  9,989,102    $  3,767,317    $ 12,748,589
                                                        ------------    ------------    ------------    ------------
Total Contract Owner Reserves                           $ 12,927,835    $  9,989,102    $  3,767,317    $ 12,748,589
                                                        ============    ============    ============    ============
Contracts with Mortality and Expense Risk Charge of
  1.15%
   Net Assets                                           $         --    $         --    $         --    $         --
   Accumulation Units Outstanding                                 --              --              --              --
   Unit Value of Units Outstanding                      $         --    $         --    $         --    $         --

Contracts with Mortality and Expense Risk Charge of
  1.40%
   Net Assets                                           $ 10,982,970    $  8,749,362    $  3,093,013    $ 10,491,872
   Accumulation Units Outstanding                        609,480.152     609,828.210     242,590.106     686,443.259
   Unit Value of Units Outstanding                      $  18.020226    $  14.347257    $  12.749955    $  15.284398

Contracts with Mortality and Expense Risk Charge of
  1.45%
   Net Assets                                           $    446,175    $    462,027    $    166,634    $    740,282
   Accumulation Units Outstanding                         24,969.295      32,475.732      13,180.081      48,843.979
   Unit Value of Units Outstanding                      $  17.868952    $  14.226834    $  12.642883    $  15.156045

Contracts with Mortality and Expense Risk Charge of
  1.50%
   Net Assets                                           $  1,498,687    $    777,712    $    507,671    $  1,516,436
   Accumulation Units Outstanding                        149,512.508      83,393.549      51,919.443     111,578.229
   Unit Value of Units Outstanding                      $  10.023821    $   9.325804    $   9.778060    $  13.590790

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                                                                                      MFS
                                                           PIMCO Advisors VIT  Janus Aspen      Janus Aspen       VIT Capital
                                                             OpCap Managed    Series Growth Series International Opportunities
                                                               Portfolio        Portfolio     Growth Portfolio      Series
                                                           ------------------ ------------- -------------------- -------------
                                                              Division 139    Division 141      Division 142     Division 143
                                                           ------------------ ------------- -------------------- -------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value       $ 18,806,312    $  1,111,248      $   853,375       $   719,732
                                                              ------------    ------------      -----------       -----------
Net Assets                                                    $ 18,806,312    $  1,111,248      $   853,375       $   719,732
                                                              ============    ============      ===========       ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of
     Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)...............................    $ 18,806,312    $  1,111,248      $   853,375       $   719,732
                                                              ------------    ------------      -----------       -----------
Total Contract Owner Reserves                                 $ 18,806,312    $  1,111,248      $   853,375       $   719,732
                                                              ============    ============      ===========       ===========
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                 $         --    $         --      $        --       $        --
   Accumulation Units Outstanding                                       --              --               --                --
   Unit Value of Units Outstanding                            $         --    $         --      $        --       $        --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                 $ 16,703,780    $    742,094      $   717,705       $   605,641
   Accumulation Units Outstanding                              909,211.413     113,057.364       68,846.948        86,863.520
   Unit Value of Units Outstanding                            $  18.371723    $   6.563873      $ 10.424639       $  6.972325

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                 $    764,348    $     40,087      $    21,048       $    26,464
   Accumulation Units Outstanding                               41,956.750       6,122.894        2,024.284         3,805.334
   Unit Value of Units Outstanding                            $  18.217522    $   6.547099      $ 10.397941       $  6.954433

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                 $  1,338,185    $    329,066      $   114,622       $    87,622
   Accumulation Units Outstanding                              119,481.509      50,392.953       11,052.354        12,632.265
   Unit Value of Units Outstanding                            $  11.199935    $   6.529998      $ 10.370793       $  6.936327

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                    VALIC Company I
                                                        Science     VALIC Company II VALIC Company II VALIC Company II
                                                     & Technology       Mid Cap       Strategic Bond  High Yield Bond
                                                         Fund          Value Fund          Fund             Fund
                                                    --------------- ---------------- ---------------- ----------------
                                                     Division 144     Division 145     Division 146     Division 147
                                                    --------------- ---------------- ---------------- ----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair
     Value                                           $    585,755     $  3,230,571     $ 1,414,395      $   664,162
                                                     ------------     ------------     -----------      -----------
Net Assets                                           $    585,755     $  3,230,571     $ 1,414,395      $   664,162
                                                     ============     ============     ===========      ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net
     Of Applicable Contract Loans - Partial
     Withdrawals With Right Of Reinvestment)         $    585,755     $  3,230,571     $ 1,414,395      $   664,162
                                                     ------------     ------------     -----------      -----------
Total Contract Owner Reserves                        $    585,755     $  3,230,571     $ 1,414,395      $   664,162
                                                     ============     ============     ===========      ===========
Contracts with Mortality and Expense Risk Charge of
  1.15%
   Net Assets                                        $         --     $         --     $        --      $        --
   Accumulation Units Outstanding                              --               --              --               --
   Unit Value of Units Outstanding                   $         --     $         --     $        --      $        --

Contracts with Mortality and Expense Risk Charge of
  1.40%
   Net Assets                                        $    451,042     $  2,727,447     $ 1,161,505      $   580,685
   Accumulation Units Outstanding                     106,864.152      177,296.674      75,981.943       38,517.150
   Unit Value of Units Outstanding                   $   4.220700     $  15.383521     $ 15.286587      $ 15.075999

Contracts with Mortality and Expense Risk Charge of
  1.45%
   Net Assets                                        $     17,232     $     83,089     $    73,170      $    25,699
   Accumulation Units Outstanding                       4,093.307        5,415.064       4,798.834        1,709.027
   Unit Value of Units Outstanding                   $   4.209869     $  15.344133     $ 15.247433      $ 15.037378

Contracts with Mortality and Expense Risk Charge of
  1.50%
   Net Assets                                        $    117,481     $    420,034     $   179,720      $    57,777
   Accumulation Units Outstanding                      27,979.269       27,445.747      11,817.726        3,852.285
   Unit Value of Units Outstanding                   $   4.198874     $  15.304169     $ 15.207701      $ 14.998183

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Net Assets (Continued)
                               December 31, 2005


                                                                                                               Putnam VT
                                                                                                           Disco1very Growth
                                                                                                                 Fund
                                                                                                           -----------------
                                                                                                             Division 148
                                                                                                           -----------------
Assets:
   Investments In Shares Of Mutual Funds, At Fair Value                                                       $   675,627
                                                                                                              -----------
Net Assets                                                                                                    $   675,627
                                                                                                              ===========
Contract Owner Reserves:
   Reserves For Redeemable Annuity Contracts (Net Of Applicable Contract Loans - Partial Withdrawals With
     Right Of Reinvestment)                                                                                   $   675,627
                                                                                                              -----------
Total Contract Owner Reserves                                                                                 $   675,627
                                                                                                              ===========
Contracts with Mortality and Expense Risk Charge of 1.15%
   Net Assets                                                                                                 $        --
   Accumulation Units Outstanding                                                                                      --
   Unit Value of Units Outstanding                                                                            $        --

Contracts with Mortality and Expense Risk Charge of 1.40%
   Net Assets                                                                                                 $   403,265
   Accumulation Units Outstanding                                                                              69,298.438
   Unit Value of Units Outstanding                                                                            $  5.819244

Contracts with Mortality and Expense Risk Charge of 1.45%
   Net Assets                                                                                                 $    81,711
   Accumulation Units Outstanding                                                                              14,077.678
   Unit Value of Units Outstanding                                                                            $  5.804305

Contracts with Mortality and Expense Risk Charge of 1.50%
   Net Assets                                                                                                 $   190,652
   Accumulation Units Outstanding                                                                              32,932.528
   Unit Value of Units Outstanding                                                                            $  5.789177

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2005


                                                                                Net Asset Value  Net Asset
Underlying Fund                                          Division    Shares        Per Share       Value       Cost
---------------                                          -------- ------------- --------------- ----------- -----------
One Group Investment Trust Diversified Equity Portfolio     1     1,204,637.631     $15.28      $18,406,863 $17,222,464
One Group Investment Trust Equity Index Portfolio           2       618,371.062      10.92        6,752,612   5,658,628
One Group Investment Trust Large Cap Growth Portfolio       3     1,850,645.129      13.96       25,835,006  25,306,154
One Group Investment Trust Mid Cap Value Portfolio          4     1,274,808.428      15.90       20,269,454  15,961,420
One Group Investment Trust Mid Cap Growth Portfolio         5       727,961.326      19.63       14,289,881  10,923,786
One Group Investment Trust Diversified Mid Cap Portfolio    6       228,444.555      20.02        4,573,460   3,216,633
One Group Investment Trust Government Bond Portfolio        7     2,798,217.727      11.41       31,927,664  31,154,108
One Group Investment Trust Bond Portfolio                   8     2,679,694.127      11.26       30,173,356  29,797,031
One Group Investment Trust Balanced Portfolio               9       690,195.792      14.95       10,318,427   9,678,419
AIM V.I. Premier Equity Fund                                20    1,102,164.371      22.32       24,600,309  24,964,681
AIM V.I. International Growth Fund                          21      588,402.836      23.17       13,633,294   9,021,981
Van Kampen LIT Emerging Growth Portfolio                 22 & 136   788,179.043      28.01       22,076,895  25,524,097
Franklin Small Cap Fund                                     23      156,658.743      20.36        3,189,572   2,556,311
Templeton Developing Markets Securities Fund             24 & 115   307,241.560      10.90        3,348,933   1,806,909
Oppenheimer High Income Fund/VA                          25 & 114 1,558,176.523       8.44       13,151,010  12,550,659
VALIC Company I Money Market I Fund                      26 & 132 3,818,153.000       1.00        3,818,153   3,818,153
Van Kampen LIT Enterprise Portfolio                         27      121,791.584      14.60        1,778,157   1,651,040
Putnam VT Global Equity Fund                             29 & 149    47,399.959      11.05          523,770     413,509
Oppenheimer Main Street Growth & Income Fund/VA            111      634,810.670      21.79       13,832,524  12,495,895
Oppenheimer Capital Appreciation Fund/VA                   112      235,435.929      38.52        9,068,992   8,589,888
Oppenheimer Main Street Small Cap Fund/VA                  113      261,498.912      17.18        4,492,551   2,863,024
Templeton Foreign Securities Fund                          116      140,182.242      15.62        2,189,647   1,709,135
AIM V.I. Capital Appreciation Fund                         117      205,316.856      24.68        5,067,220   5,370,933
AIM V.I. Diversified Income Fund                           118      334,020.352       8.43        2,815,792   3,009,933
VALIC Company I Stock Index Fund                           133      390,923.344      33.07       12,927,835  14,006,103
VALIC Company I Growth & Income Fund                       134      701,481.882      14.24        9,989,102  11,017,298
VALIC Company I International Equities Fund                135      417,200.057       9.03        3,767,317   2,973,969
VALIC Company I Government Securities Fund                 138    1,276,135.046       9.99       12,748,589  13,273,500
PIMCO Advisors VIT OpCap Managed Portfolio                 139      436,543.918      43.08       18,806,312  17,353,838
Janus Aspen Series Growth Portfolio                        141       53,917.893      20.61        1,111,248     954,948
Janus Aspen Series International Growth Portfolio          142       24,264.291      35.17          853,375     614,265
MFS VIT Capital Opportunities Series                       143       52,573.557      13.69          719,732     620,064
VALIC Company I Science & Technology Fund                  144       49,640.258      11.80          585,755     510,164
VALIC Company II Mid Cap Value Fund                        145      184,288.135      17.53        3,230,571   2,650,322
VALIC Company II Strategic Bond Fund                       146      130,479.238      10.84        1,414,395   1,329,067
VALIC Company II High Yield Bond Fund                      147       76,516.319       8.68          664,162     606,810
Putnam VT Discovery Growth Fund                            148      126,759.368       5.33          675,627     568,885

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                            Statement of Operations
                     For the Year Ended December 31, 2005

                                                            One Group        One Group        One Group        One Group
                                                         Investment Trust Investment Trust Investment Trust Investment Trust
                                                           Diversified         Equity         Large Cap         Mid Cap
                                                         Equity Portfolio Index Portfolio  Growth Portfolio Value Portfolio
                                                         ---------------- ---------------- ---------------- ----------------
                                                            Division 1       Division 2       Division 3       Division 4
                                                         ---------------- ---------------- ---------------- ----------------
Investment Income:
   Dividends From Mutual Funds                              $ 185,245         $102,721       $   135,654       $  143,013
Expenses:
   Mortality And Expense Risk Charge                          217,439           80,686           298,654          242,509
                                                            ---------         --------       -----------       ----------
Net Investment Income (Loss)                                  (32,194)          22,035          (163,000)         (99,496)
                                                            ---------         --------       -----------       ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        (459,375)         (59,683)       (2,436,400)         839,101
   Realized Gain Distributions From Mutual Funds                   --               --                --        1,653,842
                                                            ---------         --------       -----------       ----------
   Net Realized Gains (Losses)                               (459,375)         (59,683)       (2,436,400)       2,492,943
                                                            ---------         --------       -----------       ----------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                        681,177          250,520         3,544,129         (691,716)
                                                            ---------         --------       -----------       ----------
Increase (Decrease) In Net Assets From Operations           $ 189,608         $212,872       $   944,729       $1,701,731
                                                            =========         ========       ===========       ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                            One Group         One Group        One Group        One Group
                                                         Investment Trust Investment Trust  Investment Trust Investment Trust
                                                             Mid Cap         Diversified       Government          Bond
                                                         Growth Portfolio Mid Cap Portfolio  Bond Portfolio     Portfolio
                                                         ---------------- ----------------- ---------------- ----------------
                                                            Division 5       Division 6        Division 7       Division 8
                                                         ---------------- ----------------- ---------------- ----------------
Investment Income:
   Dividends From Mutual Funds                              $       --        $  6,203         $1,632,327       $1,249,152
Expenses:
   Mortality And Expense Risk Charge                           167,317          53,132            385,665          361,757
                                                            ----------        --------         ----------       ----------
Net Investment Income (Loss)                                  (167,317)        (46,929)         1,246,662          887,395
                                                            ----------        --------         ----------       ----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares         (444,138)        126,461            278,604          145,915
   Realized Gain Distributions From Mutual Funds                    --         149,476                 --               --
                                                            ----------        --------         ----------       ----------
   Net Realized Gains (Losses)                                (444,138)        275,937            278,604          145,915
                                                            ----------        --------         ----------       ----------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                       1,955,482         442,413           (891,564)        (657,363)
                                                            ----------        --------         ----------       ----------
Increase (Decrease) In Net Assets From Operations           $1,344,027        $671,421         $  633,702       $  375,947
                                                            ==========        ========         ==========       ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005

                                                                   One Group                                      Van Kampen
                                                                Investment Trust    AIM V.I.      AIM V.I.            LIT
                                                                    Balanced     Premier Equity International      Emerging
                                                                   Portfolio          Fund       Growth Fund   Growth Portfolio
                                                                ---------------- -------------- ------------- -------------------
                                                                   Division 9     Division 20    Division 21  Division 22 and 136
                                                                ---------------- -------------- ------------- -------------------
Investment Income:
   Dividends From Mutual Funds                                     $ 285,136      $   206,652    $   84,753       $    61,137
Expenses:
   Mortality And Expense Risk Charge                                 124,447          294,372       155,715           304,898
                                                                   ---------      -----------    ----------       -----------
Net Investment Income (Loss)                                         160,689          (87,720)      (70,962)         (243,761)
                                                                   ---------      -----------    ----------       -----------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares               (116,381)      (1,821,183)       49,537        (4,035,962)
   Realized Gain Distributions From Mutual Funds                          --               --            --                --
                                                                   ---------      -----------    ----------       -----------
   Net Realized Gains (Losses)                                      (116,381)      (1,821,183)       49,537        (4,035,962)
                                                                   ---------      -----------    ----------       -----------
   Net Change in Unrealized Appreciation (Depreciation) During
     The Period                                                       78,540        2,979,229     2,078,485         5,669,463
                                                                   ---------      -----------    ----------       -----------
Increase (Decrease) In Net Assets From Operations                  $ 122,848      $ 1,070,326    $2,057,060       $ 1,389,740
                                                                   =========      ===========    ==========       ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                                          Templeton
                                                          Franklin       Developing          Oppenheimer       VALIC Company I
                                                          Small Cap  Markets Securities      High Income       Money Market I
                                                            Fund            Fund              Fund /VA            Portfolio
                                                         ----------- ------------------- ------------------- -------------------
                                                         Division 23 Division 24 and 115 Division 25 and 114 Division 26 and 132
                                                         ----------- ------------------- ------------------- -------------------
Investment Income:
   Dividends From Mutual Funds                            $     --        $ 42,397            $ 894,033           $115,016
Expenses:
   Mortality And Expense Risk Charge                        38,203          42,363              169,230             59,057
                                                          --------        --------            ---------           --------
Net Investment Income (Loss)                               (38,203)             34              724,803             55,959
                                                          --------        --------            ---------           --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares        6,045         420,314             (339,739)                --
   Realized Gain Distributions From Mutual Funds                --              --                   --                 --
                                                          --------        --------            ---------           --------
   Net Realized Gains (Losses)                               6,045         420,314             (339,739)                --
                                                          --------        --------            ---------           --------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                     136,690         320,732             (259,030)                --
                                                          --------        --------            ---------           --------
Increase (Decrease) In Net Assets From Operations         $104,532        $741,080            $ 126,034           $ 55,959
                                                          ========        ========            =========           ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                                Van Kampen                        Oppenheimer   Oppenheimer
                                                                    LIT          Putnam VT        Main Street     Capital
                                                                Enterprise     Global Equity    Growth & Income Appreciation
                                                                 Portfolio         Fund            Fund /VA       Fund/ VA
                                                                ----------- ------------------- --------------- ------------
                                                                Division 27 Division 29 and 149  Division 111   Division 112
                                                                ----------- ------------------- --------------- ------------
Investment Income:
   Dividends From Mutual Funds                                   $  13,978        $ 4,141          $ 196,620     $  89,172
Expenses:
   Mortality And Expense Risk Charge                                21,675          7,477            212,454       140,517
                                                                 ---------        -------          ---------     ---------
Net Investment Income (Loss)                                        (7,697)        (3,336)           (15,834)      (51,345)
                                                                 ---------        -------          ---------     ---------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares             (102,335)        22,169           (285,941)     (504,265)
   Realized Gain Distributions From Mutual Funds                        --             --                 --            --
                                                                 ---------        -------          ---------     ---------
   Net Realized Gains (Losses)                                    (102,335)        22,169           (285,941)     (504,265)
                                                                 ---------        -------          ---------     ---------
   Net Change in Unrealized Appreciation (Depreciation) During
     The Period                                                    231,306         17,187            896,983       863,073
                                                                 ---------        -------          ---------     ---------
Increase (Decrease) In Net Assets From Operations                $ 121,274        $36,020          $ 595,208     $ 307,463
                                                                 =========        =======          =========     =========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                         Oppenheimer
                                                         Main Street     Templeton    AIM V.I. Capital AIM V.I. Diversified
                                                          Small Cap       Foreign       Appreciation          Income
                                                           Fund/ VA   Securities Fund       Fund               Fund
                                                         ------------ --------------- ---------------- --------------------
                                                         Division 113  Division 116     Division 117       Division 118
                                                         ------------ --------------- ---------------- --------------------
Investment Income:
   Dividends From Mutual Funds                             $     --      $ 26,887        $    3,206          $176,950
Expenses:
   Mortality And Expense Risk Charge                         69,367        33,350            79,751            44,013
                                                           --------      --------        ----------          --------
Net Investment Income (Loss)                                (69,367)       (6,463)          (76,545)          132,937
                                                           --------      --------        ----------          --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares       339,290       (25,115)         (807,380)          (62,628)
   Realized Gain Distributions From Mutual Funds            129,857            --                --                --
                                                           --------      --------        ----------          --------
   Net Realized Gains (Losses)                              469,147       (25,115)         (807,380)          (62,628)
                                                           --------      --------        ----------          --------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                      (40,168)      210,772         1,231,527           (28,765)
                                                           --------      --------        ----------          --------
Increase (Decrease) In Net Assets From Operations          $359,612      $179,194        $  347,602          $ 41,544
                                                           ========      ========        ==========          ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                                                       VALIC Company I VALIC Company I
                                                       VALIC Company I VALIC Company I  International    Government
                                                         Stock Index   Growth & Income    Equities       Securities
                                                            Fund            Fund            Fund            Fund
                                                       --------------- --------------- --------------- ---------------
                                                        Division 133    Division 134    Division 135    Division 138
                                                       --------------- --------------- --------------- ---------------
Investment Income:
   Dividends From Mutual Funds                           $  209,050      $   133,487      $  68,941       $ 502,056
Expenses:
   Mortality And Expense Risk Charge                        206,261          167,590         56,335         212,573
                                                         ----------      -----------      ---------       ---------
Net Investment Income (Loss)                                  2,789          (34,103)        12,606         289,483
                                                         ----------      -----------      ---------       ---------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares      (949,960)      (1,470,871)      (410,343)        111,228
   Realized Gain Distributions From Mutual Funds            267,732               --             --              --
                                                         ----------      -----------      ---------       ---------
   Net Realized Gains (Losses)                             (682,228)      (1,470,871)      (410,343)        111,228
                                                         ----------      -----------      ---------       ---------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period                     1,059,337        1,480,531        931,001        (237,918)
                                                         ----------      -----------      ---------       ---------
Increase (Decrease) In Net Assets From Operations        $  379,898      $   (24,443)     $ 533,264       $ 162,793
                                                         ==========      ===========      =========       =========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                                                                                    MFS
                                                         PIMCO Advisors VIT  Janus Aspen      Janus Aspen       VIT Capital
                                                           OpCap Managed    Series Growth Series International Opportunities
                                                             Portfolio        Portfolio     Growth Portfolio      Series
                                                         ------------------ ------------- -------------------- -------------
                                                            Division 139    Division 141      Division 142     Division 143
                                                         ------------------ ------------- -------------------- -------------
Investment Income:
   Dividends From Mutual Funds                                $245,644        $  1,450          $  8,054          $ 5,509
Expenses:
   Mortality And Expense Risk Charge                           295,179          17,251            11,151           10,989
                                                              --------        --------          --------          -------
Net Investment Income (Loss)                                   (49,535)        (15,801)           (3,097)          (5,480)
                                                              --------        --------          --------          -------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares          (89,332)         21,951            16,188              820
   Realized Gain Distributions From Mutual Funds               663,910              --                --               --
                                                              --------        --------          --------          -------
   Net Realized Gains (Losses)                                 574,578          21,951            16,188              820
                                                              --------        --------          --------          -------
   Net Change in Unrealized Appreciation (Depreciation)
     During The Period                                         197,590          20,736           189,422            5,738
                                                              --------        --------          --------          -------
Increase (Decrease) In Net Assets From Operations             $722,633        $ 26,886          $202,513          $ 1,078
                                                              ========        ========          ========          =======

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                  VALIC Company I
                                                      Science     VALIC Company II VALIC Company II VALIC Company II
                                                   & Technology       Mid Cap       Strategic Bond  High Yield Bond
                                                       Fund          Value Fund          Fund             Fund
                                                  --------------- ---------------- ---------------- ----------------
                                                   Division 144     Division 145     Division 146     Division 147
                                                  --------------- ---------------- ---------------- ----------------
Investment Income:
   Dividends From Mutual Funds                       $     --         $  1,300         $ 57,256         $ 34,917
Expenses:
   Mortality And Expense Risk Charge                    8,682           45,943           20,478            9,386
                                                     --------         --------         --------         --------
Net Investment Income (Loss)                           (8,682)         (44,643)          36,778           25,531
                                                     --------         --------         --------         --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares                                           (19,079)         113,121           40,985           14,453
   Realized Gain Distributions From Mutual Funds           --          236,968           23,657            6,883
                                                     --------         --------         --------         --------
   Net Realized Gains (Losses)                        (19,079)         350,089           64,642           21,336
                                                     --------         --------         --------         --------
   Net Change in Unrealized Appreciation
     (Depreciation) During The Period                  35,298          (70,065)         (54,148)         (12,042)
                                                     --------         --------         --------         --------
Increase (Decrease) In Net Assets From Operations    $  7,537         $235,381         $ 47,272         $ 34,825
                                                     ========         ========         ========         ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Operations (Continued)
                     For the Year Ended December 31, 2005


                                                                              Putnam VT
                                                                           Discovery Growth
                                                                                 Fund
                                                                           ----------------
                                                                             Division 148
                                                                           ----------------
Investment Income:
   Dividends From Mutual Funds                                                 $     --
Expenses:
   Mortality And Expense Risk Charge                                             10,055
                                                                               --------
Net Investment Income (Loss)                                                    (10,055)
                                                                               --------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                             7,272
   Realized Gain Distributions From Mutual Funds                                     --
                                                                               --------
   Net Realized Gains (Losses)                                                    7,272
                                                                               --------
   Net Change in Unrealized Appreciation (Depreciation) During The Period        37,791
                                                                               --------
Increase (Decrease) In Net Assets From Operations                              $ 35,008
                                                                               ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                      Statement of Changes in Net Assets


                                                                             One Group                 One Group
                                                                         Investment Trust          Investment Trust
                                                                            Diversified                 Equity
                                                                         Equity Portfolio           Index Portfolio
                                                                     ------------------------  ------------------------
                                                                            Division 1                Division 2
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $   (32,194) $   (81,970) $    22,035   $   (7,357)
   Net Realized Gains (Losses) From Securities Transactions             (459,375)    (594,754)     (59,683)    (192,247)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                              681,177    1,754,454      250,520      845,814
                                                                     -----------  -----------  -----------   ----------
Increase (Decrease) In Net Assets From Operations                        189,608    1,077,730      212,872      646,210
                                                                     -----------  -----------  -----------   ----------
Principal Transactions:
   Purchase Payments                                                      35,868      165,278        3,854       11,138
   Surrenders Of Accumulation Units By Terminations And Withdrawals   (2,195,101)  (1,644,246)    (701,687)    (524,514)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                593,676     (203,714)    (424,853)     342,758
                                                                     -----------  -----------  -----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (1,565,557)  (1,682,682)  (1,122,686)    (170,618)
                                                                     -----------  -----------  -----------   ----------
Total Increase (Decrease) In Net Assets                               (1,375,949)    (604,952)    (909,814)     475,592

Net Assets:
Beginning Of Period                                                   19,782,812   20,387,764    7,662,426    7,186,834
                                                                     -----------  -----------  -----------   ----------
End Of Period                                                        $18,406,863  $19,782,812  $ 6,752,612   $7,662,426
                                                                     ===========  ===========  ===========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       4,158       19,878          421        1,349
   Decrease For Surrendered Contracts                                   (256,265)    (199,734)     (76,304)     (61,698)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                      69,679      (26,096)     (48,127)      40,877
                                                                     -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                             (182,428)    (205,952)    (124,010)     (19,472)
   Accumulation Units At Beginning Of Period                           2,275,429    2,481,381      846,217      865,689
                                                                     -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                 2,093,001    2,275,429      722,207      846,217
                                                                     ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                             One Group                 One Group
                                                                         Investment Trust          Investment Trust
                                                                             Large Cap                  Mid Cap
                                                                         Growth Portfolio           Value Portfolio
                                                                     ------------------------  ------------------------
                                                                            Division 3                Division 4
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $  (163,000) $  (246,032) $   (99,496) $  (132,505)
   Net Realized Gains (Losses) From Securities Transactions           (2,436,400)  (2,844,761)   2,492,943      761,077
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                            3,544,129    4,591,070     (691,716)   2,168,212
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                        944,729    1,500,277    1,701,731    2,796,784
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                      45,883      196,878       37,796      160,874
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                      (2,826,295)  (2,110,616)  (2,245,716)  (1,712,980)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                323,009     (179,960)  (1,082,991)  (1,307,384)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (2,457,403)  (2,093,698)  (3,290,911)  (2,859,490)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                               (1,512,674)    (593,421)  (1,589,180)     (62,706)

Net Assets:
Beginning Of Period                                                   27,347,680   27,941,101   21,858,634   21,921,340
                                                                     -----------  -----------  -----------  -----------
End Of Period                                                        $25,835,006  $27,347,680  $20,269,454  $21,858,634
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       6,753       30,671        1,993       10,532
   Decrease For Surrendered Contracts                                   (426,062)    (331,036)    (129,857)    (113,112)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                      52,034      (29,537)     (63,536)     (87,060)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                             (367,275)    (329,902)    (191,400)    (189,640)
   Accumulation Units At Beginning Of Period                           4,065,968    4,395,870    1,317,115    1,506,755
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                 3,698,693    4,065,968    1,125,715    1,317,115
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                             One Group                 One Group
                                                                         Investment Trust          Investment Trust
                                                                              Mid Cap                 Diversified
                                                                         Growth Portfolio          Mid Cap Portfolio
                                                                     ------------------------  ------------------------
                                                                            Division 5                Division 6
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $  (167,317) $  (168,088)  $  (46,929)  $  (41,680)
   Net Realized Gains (Losses) From Securities Transactions             (444,138)    (898,915)     275,937      (50,916)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                            1,955,482    2,632,516      442,413      635,124
                                                                     -----------  -----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                      1,344,027    1,565,513      671,421      542,528
                                                                     -----------  -----------   ----------   ----------
Principal Transactions:
   Purchase Payments                                                      21,247       84,334        6,750       28,106
   Surrenders Of Accumulation Units By Terminations And Withdrawals   (1,454,385)  (1,188,989)    (493,243)    (300,558)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                               (631,437)    (346,771)    (221,639)    (126,318)
                                                                     -----------  -----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (2,064,575)  (1,451,426)    (708,132)    (398,770)
                                                                     -----------  -----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                 (720,548)     114,087      (36,711)     143,758

Net Assets:
Beginning Of Period                                                   15,010,429   14,896,342    4,610,171    4,466,413
                                                                     -----------  -----------   ----------   ----------
End Of Period                                                        $14,289,881  $15,010,429   $4,573,460   $4,610,171
                                                                     ===========  ===========   ==========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       1,530        7,292          420        2,166
   Decrease For Surrendered Contracts                                   (111,716)    (102,447)     (32,625)     (23,609)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                     (48,751)     (29,952)     (14,490)      (9,836)
                                                                     -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                             (158,937)    (125,107)     (46,695)     (31,279)
   Accumulation Units At Beginning Of Period                           1,193,925    1,319,032      326,596      357,875
                                                                     -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                 1,034,988    1,193,925      279,901      326,596
                                                                     ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                             One Group                 One Group
                                                                         Investment Trust          Investment Trust
                                                                            Government                   Bond
                                                                          Bond Portfolio               Portfolio
                                                                     ------------------------  ------------------------
                                                                            Division 7                Division 8
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $ 1,246,662  $ 1,278,676  $   887,395  $ 1,288,378
   Net Realized Gains (Losses) From Securities Transactions              278,604      314,398      145,915      277,274
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                             (891,564)    (421,236)    (657,363)    (618,901)
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                        633,702    1,171,838      375,947      946,751
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                      62,365      259,327       53,301      247,918
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                      (3,871,350)  (3,236,009)  (3,654,592)  (3,126,459)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                445,833    2,457,803    1,103,963    1,833,319
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (3,363,152)    (518,879)  (2,497,328)  (1,045,222)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                               (2,729,450)     652,959   (2,121,381)     (98,471)

Net Assets:
Beginning Of Period                                                   34,657,114   34,004,155   32,294,737   32,393,208
                                                                     -----------  -----------  -----------  -----------
End Of Period                                                        $31,927,664  $34,657,114  $30,173,356  $32,294,737
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       4,551       19,387        3,797       18,440
   Decrease For Surrendered Contracts                                   (279,996)    (241,406)    (265,592)    (231,854)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                      32,119      184,262       80,411      136,758
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                             (243,326)     (37,757)    (181,384)     (76,656)
   Accumulation Units At Beginning Of Period                           2,535,830    2,573,587    2,358,553    2,435,209
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                 2,292,504    2,535,830    2,177,169    2,358,553
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                                One Group
                                                                            Investment Trust              AIM V.I.
                                                                                Balanced               Premier Equity
                                                                                Portfolio                   Fund
                                                                        ------------------------  ------------------------
                                                                               Division 9                Division 20
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2005         2004         2005         2004
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                         $   160,689  $   125,260  $   (87,720) $  (186,699)
   Net Realized Gains (Losses) From Securities Transactions                (116,381)    (132,595)  (1,821,183)  (1,853,901)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  78,540      511,277    2,979,229    3,195,928
                                                                        -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                           122,848      503,942    1,070,326    1,155,328
                                                                        -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                         10,403       54,485       42,961      198,349
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                         (1,498,289)    (781,135)  (3,089,912)  (2,169,248)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                    90,900      318,683     (349,912)    (282,495)
                                                                        -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets Resulting From Principal Transactions  (1,396,986)    (407,967)  (3,396,863)  (2,253,394)
                                                                        -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                  (1,274,138)      95,975   (2,326,537)  (1,098,066)

Net Assets:
Beginning Of Period                                                      11,592,565   11,496,590   26,926,846   28,024,912
                                                                        -----------  -----------  -----------  -----------
End Of Period                                                           $10,318,427  $11,592,565  $24,600,309  $26,926,846
                                                                        ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                            962        5,319        5,602       27,412
   Decrease For Surrendered Contracts                                      (143,305)     (77,175)    (407,774)    (303,100)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          8,597       31,687      (45,817)     (39,712)
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                (133,746)     (40,169)    (447,989)    (315,400)
   Accumulation Units At Beginning Of Period                              1,100,360    1,140,529    3,576,187    3,891,587
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                      966,614    1,100,360    3,128,198    3,576,187
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                        -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                        ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                                                      Van Kampen
                                                                             AIM V.I.                     LIT
                                                                           International            Emerging Growth
                                                                            Growth Fund                Portfolio
                                                                     ------------------------  ------------------------
                                                                            Division 21           Division 22 and 136
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $   (70,962) $   (71,622) $  (243,761) $  (328,597)
   Net Realized Gains (Losses) From Securities Transactions               49,537   (1,197,422)  (4,035,962)  (3,401,901)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                            2,078,485    3,997,187    5,669,463    5,015,462
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                      2,057,060    2,728,143    1,389,740    1,284,964
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                      26,096       99,831      156,243      245,523
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                      (1,477,426)  (1,111,241)  (3,474,304)  (2,465,778)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                               (975,588)  (1,266,539)    (575,883)    (708,048)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (2,426,918)  (2,277,949)  (3,893,944)  (2,928,303)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                 (369,858)     450,194   (2,504,204)  (1,643,339)

Net Assets:
Beginning Of Period                                                   14,003,152   13,552,958   24,581,099   26,224,438
                                                                     -----------  -----------  -----------  -----------
End Of Period                                                        $13,633,294  $14,003,152  $22,076,895  $24,581,099
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       2,185       10,841        1,943        8,407
   Decrease For Surrendered Contracts                                   (134,811)    (122,262)    (133,459)     (92,016)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                     (88,621)    (138,735)     (31,692)     (42,809)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                             (221,247)    (250,156)    (163,208)    (126,418)
   Accumulation Units At Beginning Of Period                           1,342,134    1,592,290    1,284,859    1,411,277
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                 1,120,887    1,342,134    1,121,651    1,284,859
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          --           --        6,714        8,553
   Decrease For Surrendered Contracts                                         --           --      (99,522)     (80,482)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --      (12,846)     (18,299)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --     (105,654)     (90,228)
   Accumulation Units At Beginning Of Period                                  --           --      600,653      690,881
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --      494,999      600,653
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          --           --          248          408
   Decrease For Surrendered Contracts                                         --           --       (4,242)      (4,046)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --       (1,868)        (628)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --       (5,862)      (4,266)
   Accumulation Units At Beginning Of Period                                  --           --       38,595       42,861
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --       32,733       38,595
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                          --           --           24          153
   Decrease For Surrendered Contracts                                         --           --      (21,206)     (15,013)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                          --           --         (515)        (363)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --      (21,697)     (15,223)
   Accumulation Units At Beginning Of Period                                  --           --       66,414       81,637
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --       44,717       66,414
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                                                          Templeton
                                                                                Franklin                 Developing
                                                                                Small Cap            Markets Securities
                                                                                  Fund                      Fund
                                                                        ------------------------  ------------------------
                                                                               Division 23           Division 24 and 115
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2005         2004         2005         2004
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $  (38,203)  $  (39,849)  $       34   $   13,661
   Net Realized Gains (Losses) From Securities Transactions                   6,045      (79,625)     420,314      149,218
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 136,690      460,958      320,732      453,308
                                                                         ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                           104,532      341,484      741,080      616,187
                                                                         ----------   ----------   ----------   ----------
Principal Transactions:
   Purchase Payments                                                          6,919       13,167        6,832       23,637
   Surrenders Of Accumulation Units By Terminations And Withdrawals        (361,100)    (311,853)    (577,963)    (246,677)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                          (152,384)     (33,701)     (42,244)      79,035
                                                                         ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets Resulting From Principal Transactions    (506,565)    (332,387)    (613,375)    (144,005)
                                                                         ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                    (402,033)       9,097      127,705      472,182

Net Assets:
Beginning Of Period                                                       3,591,605    3,582,508    3,221,228    2,749,046
                                                                         ----------   ----------   ----------   ----------
End Of Period                                                            $3,189,572   $3,591,605   $3,348,933   $3,221,228
                                                                         ==========   ==========   ==========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                            595        1,349          130        1,698
   Decrease For Surrendered Contracts                                       (33,588)     (30,891)     (13,576)      (8,730)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                        (14,385)      (3,379)      (2,670)      (1,635)
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                 (47,378)     (32,921)     (16,116)      (8,667)
   Accumulation Units At Beginning Of Period                                332,073      364,994      121,782      130,449
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                      284,695      332,073      105,666      121,782
                                                                         ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                             --           --          198          248
   Decrease For Surrendered Contracts                                            --           --      (11,958)      (5,816)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --           59        5,911
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --      (11,701)         343
   Accumulation Units At Beginning Of Period                                     --           --       72,655       72,312
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                           --           --       60,954       72,655
                                                                         ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             --           --           (2)          (3)
   Decrease For Surrendered Contracts                                            --           --         (207)         (53)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --            6        1,072
   Increase (Decrease) In Units Outstanding                                      --           --         (203)       1,016
   Accumulation Units At Beginning Of Period                                     --           --        3,501        2,485
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                           --           --        3,298        3,501
                                                                         ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             --           --           (9)           5
   Decrease For Surrendered Contracts                                            --           --      (10,457)      (4,864)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --         (642)        (575)
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --      (11,108)      (5,434)
   Accumulation Units At Beginning Of Period                                     --           --       25,914       31,348
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                           --           --       14,806       25,914
                                                                         ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                            Oppenheimer             VALIC Company I
                                                                            High Income             Money Market I
                                                                             Fund /VA                  Portfolio
                                                                     ------------------------  ------------------------
                                                                        Division 25 and 114       Division 26 and 132
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $   724,803  $   732,738  $    55,959  $   (33,755)
   Net Realized Gains (Losses) From Securities Transactions             (339,739)    (219,190)          --           --
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                             (259,030)     555,864           --           --
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                        126,034    1,069,412       55,959      (33,755)
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                      48,219       82,959       (3,990)      45,815
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                      (1,896,443)  (1,425,171)  (1,003,762)  (1,628,546)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                371,927      201,048     (158,438)     338,110
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (1,476,297)  (1,141,164)  (1,166,190)  (1,244,621)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                               (1,350,263)     (71,752)  (1,110,231)  (1,278,376)

Net Assets:
Beginning Of Period                                                   14,501,273   14,573,025    4,928,384    6,206,760
                                                                     -----------  -----------  -----------  -----------
End Of Period                                                        $13,151,010  $14,501,273  $ 3,818,153  $ 4,928,384
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                       1,173        6,094           --           --
   Decrease For Surrendered Contracts                                   (100,856)     (67,234)     (16,516)     (23,371)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                      31,680       15,441        1,117      (25,942)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                              (68,003)     (45,699)     (15,399)     (49,313)
   Accumulation Units At Beginning Of Period                             879,041      924,740      148,196      197,509
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                   811,038      879,041      132,797      148,196
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                         754          900          751        3,390
   Decrease For Surrendered Contracts                                    (45,346)     (33,152)     (60,728)     (76,943)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                         611        1,054          542       27,463
   Increase (Decrease) In Units Outstanding                              (43,981)     (31,198)     (59,435)     (46,090)
   Accumulation Units At Beginning Of Period                             241,911      273,109      209,418      255,508
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                   197,930      241,911      149,983      209,418
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          (5)          (6)          (6)         159
   Decrease For Surrendered Contracts                                       (621)      (7,512)      (2,490)      (2,244)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                        (218)      (1,327)         984       (8,494)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                 (844)      (8,845)      (1,512)     (10,579)
   Accumulation Units At Beginning Of Period                               8,363       17,208       12,095       22,674
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                     7,519        8,363       10,583       12,095
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                         (15)         (17)          24           48
   Decrease For Surrendered Contracts                                     (7,987)     (13,669)      (3,996)     (36,518)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
       The AIGA General Account, Net                                        (668)       2,990      (18,612)      34,831
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                               (8,670)     (10,696)     (22,584)      (1,639)
   Accumulation Units At Beginning Of Period                              57,168       67,864       55,447       57,086
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                    48,498       57,168       32,863       55,447
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                   Van Kampen
                                                                                       LIT                 VALIC Company I
                                                                                   Enterprise                  Growth
                                                                                    Portfolio                   Fund
                                                                            ------------------------  ------------------------
                                                                                   Division 27        Division 28 and 151 /(1)/
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2005         2004         2005         2004
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                              $   (7,697)  $  (14,792)     $--       $  (3,481)
   Net Realized Gains (Losses) From Securities Transactions                    (102,335)     (94,690)      --         (32,976)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                     231,306      161,776       --          35,865
                                                                             ----------   ----------      ---       ---------
Increase (Decrease) In Net Assets From Operations                               121,274       52,294       --            (592)
                                                                             ----------   ----------      ---       ---------
Principal Transactions:
   Purchase Payments                                                               (378)         (28)      --             274
   Surrenders Of Accumulation Units By Terminations And Withdrawals            (163,115)     (54,384)      --         (25,235)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                              (151,463)     (73,813)      --        (484,816)
                                                                             ----------   ----------      ---       ---------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions     (314,956)    (128,225)      --        (509,777)
                                                                             ----------   ----------      ---       ---------
Total Increase (Decrease) In Net Assets                                        (193,682)     (75,931)      --        (510,369)

Net Assets:
Beginning Of Period                                                           1,971,839    2,047,770       --         510,369
                                                                             ----------   ----------      ---       ---------
End Of Period                                                                $1,778,157   $1,971,839      $--       $      --
                                                                             ==========   ==========      ===       =========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                 --           --       --              --
   Decrease For Surrendered Contracts                                           (22,229)      (7,996)      --              --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  (20,780)     (10,733)      --          (7,416)
                                                                             ----------   ----------      ---       ---------
   Increase (Decrease) In Units Outstanding                                     (43,009)     (18,729)      --          (7,416)
   Accumulation Units At Beginning Of Period                                    274,784      293,513       --           7,416
                                                                             ----------   ----------      ---       ---------
   Accumulation Units At End Of Period                                          231,775      274,784       --              --
                                                                             ==========   ==========      ===       =========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                                 --           --       --             131
   Decrease For Surrendered Contracts                                                --           --       --          (2,443)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --       --         (65,897)
                                                                             ----------   ----------      ---       ---------
   Increase (Decrease) In Units Outstanding                                          --           --       --         (68,209)
   Accumulation Units At Beginning Of Period                                         --           --       --          68,209
                                                                             ----------   ----------      ---       ---------
   Accumulation Units At End Of Period                                               --           --       --              --
                                                                             ==========   ==========      ===       =========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 --           --       --              --
   Decrease For Surrendered Contracts                                                --           --       --             (42)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --       --          (3,416)
                                                                             ----------   ----------      ---       ---------
   Increase (Decrease) In Units Outstanding                                          --           --       --          (3,458)
   Accumulation Units At Beginning Of Period                                         --           --       --           3,458
                                                                             ----------   ----------      ---       ---------
   Accumulation Units At End Of Period                                               --           --       --              --
                                                                             ==========   ==========      ===       =========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                 --           --       --              (5)
   Decrease For Surrendered Contracts                                                --           --       --          (2,544)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --       --         (17,994)
                                                                             ----------   ----------      ---       ---------
   Increase (Decrease) In Units Outstanding                                          --           --       --         (20,543)
   Accumulation Units At Beginning Of Period                                         --           --       --          20,543
                                                                             ----------   ----------      ---       ---------
   Accumulation Units At End Of Period                                               --           --       --              --
                                                                             ==========   ==========      ===       =========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                                          Oppenheimer
                                                                                 Putnam VT                Main Street
                                                                               Global Equity            Growth & Income
                                                                                   Fund                    Fund /VA
                                                                         ------------------------  ------------------------
                                                                            Division 29 and 149          Division 111
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2005         2004         2005         2004
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                            $ (3,336)    $  3,054   $   (15,834) $   (95,598)
   Net Realized Gains (Losses) From Securities Transactions                  22,169        4,712      (285,941)    (410,796)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  17,187       51,712       896,983    1,638,198
                                                                           --------     --------   -----------  -----------
   Increase (Decrease) In Net Assets From Operations                         36,020       59,478       595,208    1,131,804
                                                                           --------     --------   -----------  -----------
Principal Transactions:
   Purchase Payments                                                            837        2,707       134,066      171,683
   Surrenders Of Accumulation Units By Terminations And Withdrawals         (40,712)     (24,913)   (2,276,685)  (1,678,612)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                   (43,730)      34,803        23,923      261,515
                                                                           --------     --------   -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                           (83,605)      12,597    (2,118,696)  (1,245,414)
                                                                           --------     --------   -----------  -----------
   Total Increase (Decrease) In Net Assets                                  (47,585)      72,075    (1,523,488)    (113,610)
Net Assets:
Beginning Of Period                                                         571,355      499,280    15,356,012   15,469,622
                                                                           --------     --------   -----------  -----------
End Of Period                                                              $523,770     $571,355   $13,832,524  $15,356,012
                                                                           ========     ========   ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --            --           --
   Decrease For Surrendered Contracts                                          (844)        (936)           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                               (4,731)       4,724            --           --
                                                                           --------     --------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                  (5,575)       3,788            --           --
   Accumulation Units At Beginning Of Period                                 15,787       11,999            --           --
                                                                           --------     --------   -----------  -----------
   Accumulation Units At End Of Period                                       10,212       15,787            --           --
                                                                           ========     ========   ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                            112          232        11,017       15,498
   Decrease For Surrendered Contracts                                        (1,178)      (1,289)     (182,822)    (133,113)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  131       (1,519)        3,514       24,379
                                                                           --------     --------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                    (935)      (2,576)     (168,291)     (93,236)
   Accumulation Units At Beginning Of Period                                 33,642       36,218     1,139,814    1,233,050
                                                                           --------     --------   -----------  -----------
   Accumulation Units At End Of Period                                       32,707       33,642       971,523    1,139,814
                                                                           ========     ========   ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             (1)          (1)          (16)         (20)
   Decrease For Surrendered Contracts                                            --           --        (2,808)      (9,264)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  (52)         (21)          213        2,863
                                                                           --------     --------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                     (53)         (22)       (2,611)      (6,421)
   Accumulation Units At Beginning Of Period                                  4,061        4,083        38,047       44,468
                                                                           --------     --------   -----------  -----------
   Accumulation Units At End Of Period                                        4,008        4,061        35,436       38,047
                                                                           ========     ========   ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             33          171           416          924
   Decrease For Surrendered Contracts                                        (3,454)      (1,478)      (24,837)     (24,657)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                 (268)         523        (2,164)      (1,988)
                                                                           --------     --------   -----------  -----------
   Increase (Decrease) In Units Outstanding                                  (3,689)        (784)      (26,585)     (25,721)
   Accumulation Units At Beginning Of Period                                 24,644       25,428       260,463      286,184
                                                                           --------     --------   -----------  -----------
   Accumulation Units At End Of Period                                       20,955       24,644       233,878      260,463
                                                                           ========     ========   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                Oppenheimer               Oppenheimer
                                                                                  Capital                 Main Street
                                                                               Appreciation                Small Cap
                                                                                 Fund/ VA                  Fund/ VA
                                                                         ------------------------  ------------------------
                                                                               Division 112              Division 113
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2005         2004         2005         2004
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $   (51,345) $  (118,460) $   (69,367)  $  (72,372)
   Net Realized Gains (Losses) From Securities Transactions                 (504,265)    (591,362)     469,147      140,694
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  863,073    1,217,091      (40,168)     733,316
                                                                         -----------  -----------  -----------   ----------
Increase (Decrease) In Net Assets From Operations                            307,463      507,269      359,612      801,638
                                                                         -----------  -----------  -----------   ----------
Principal Transactions:
   Purchase Payments                                                          91,413      132,824       26,964       43,470
   Surrenders Of Accumulation Units By Terminations And Withdrawals       (1,306,322)  (1,138,623)    (879,301)    (663,376)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                   (138,302)      69,119     (208,398)     146,543
                                                                         -----------  -----------  -----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                         (1,353,211)    (936,680)  (1,060,735)    (473,363)
                                                                         -----------  -----------  -----------   ----------
Total Increase (Decrease) In Net Assets                                   (1,045,748)    (429,411)    (701,123)     328,275

Net Assets:
Beginning Of Period                                                       10,114,740   10,544,151    5,193,674    4,865,399
                                                                         -----------  -----------  -----------   ----------
End Of Period                                                            $ 9,068,992  $10,114,740  $ 4,492,551   $5,193,674
                                                                         ===========  ===========  ===========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                              --           --           --           --
   Decrease For Surrendered Contracts                                             --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    --           --           --           --
                                                                         -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                       --           --           --           --
   Accumulation Units At Beginning Of Period                                      --           --           --           --
                                                                         -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                            --           --           --           --
                                                                         ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                           6,498       10,462        1,212        2,165
   Decrease For Surrendered Contracts                                        (89,506)     (77,045)     (40,196)     (26,406)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                               (12,072)       7,521      (10,252)      10,114
                                                                         -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                  (95,080)     (59,062)     (49,236)     (14,127)
   Accumulation Units At Beginning Of Period                                 659,195      718,257      237,948      252,075
                                                                         -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                       564,115      659,195      188,712      237,948
                                                                         ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                              32           34           88          150
   Decrease For Surrendered Contracts                                           (918)      (7,942)        (314)      (7,634)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                 1,227       (1,380)      (1,473)       1,691
                                                                         -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                      341       (9,288)      (1,699)      (5,793)
   Accumulation Units At Beginning Of Period                                  34,578       43,866        8,933       14,726
                                                                         -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                        34,919       34,578        7,234        8,933
                                                                         ===========  ===========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                              68          293          132          226
   Decrease For Surrendered Contracts                                        (16,152)     (13,328)      (9,512)      (9,071)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                   317         (440)         220       (2,561)
                                                                         -----------  -----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                  (15,767)     (13,475)      (9,160)     (11,406)
   Accumulation Units At Beginning Of Period                                 129,264      142,739       51,561       62,967
                                                                         -----------  -----------  -----------   ----------
   Accumulation Units At End Of Period                                       113,497      129,264       42,401       51,561
                                                                         ===========  ===========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                                 Templeton
                                                                                  Foreign              AIM V.I. Capital
                                                                                Securities               Appreciation
                                                                                   Fund                      Fund
                                                                         ------------------------  ------------------------
                                                                               Division 116              Division 117
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2005         2004         2005         2004
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                           $   (6,463)  $   (9,735) $   (76,545)  $  (87,760)
   Net Realized Gains (Losses) From Securities Transactions                  (25,115)    (172,466)    (807,380)    (622,654)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  210,772      544,551    1,231,527      990,260
                                                                          ----------   ----------  -----------   ----------
Increase (Decrease) In Net Assets From Operations                            179,194      362,350      347,602      279,846
                                                                          ----------   ----------  -----------   ----------
Principal Transactions:
   Purchase Payments                                                           5,171        7,494       32,681       47,774
   Surrenders Of Accumulation Units By Terminations And Withdrawals         (477,545)    (393,263)  (1,094,605)    (587,788)
Amounts Transferred From (To) Other Divisions Or The AIGA General
  Account, Net                                                                13,097      208,420      (99,460)     (13,610)
                                                                          ----------   ----------  -----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                           (459,277)    (177,349)  (1,161,384)    (553,624)
                                                                          ----------   ----------  -----------   ----------
Total Increase (Decrease) In Net Assets                                     (280,083)     185,001     (813,782)    (273,778)

Net Assets:
Beginning Of Period                                                        2,469,730    2,284,729    5,881,002    6,154,780
                                                                          ----------   ----------  -----------   ----------
End Of Period                                                             $2,189,647   $2,469,730  $ 5,067,220   $5,881,002
                                                                          ==========   ==========  ===========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                              --           --           --           --
   Decrease For Surrendered Contracts                                             --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    --           --           --           --
                                                                          ----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                       --           --           --           --
   Accumulation Units At Beginning Of Period                                      --           --           --           --
                                                                          ----------   ----------  -----------   ----------
   Accumulation Units At End Of Period                                            --           --           --           --
                                                                          ==========   ==========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                             573          644        2,442        3,899
   Decrease For Surrendered Contracts                                        (30,537)     (25,804)     (70,449)     (41,626)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                 1,018       16,879       (8,285)      (3,517)
                                                                          ----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                  (28,946)      (8,281)     (76,292)     (41,244)
   Accumulation Units At Beginning Of Period                                 166,088      174,369      417,540      458,784
                                                                          ----------   ----------  -----------   ----------
   Accumulation Units At End Of Period                                       137,142      166,088      341,248      417,540
                                                                          ==========   ==========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                              (1)          (1)          82          191
   Decrease For Surrendered Contracts                                           (415)      (6,663)      (1,158)      (4,359)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                   (94)       1,201          (11)       3,086
                                                                          ----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                     (510)      (5,463)      (1,087)      (1,082)
   Accumulation Units At Beginning Of Period                                   3,056        8,519       21,221       22,303
                                                                          ----------   ----------  -----------   ----------
   Accumulation Units At End Of Period                                         2,546        3,056       20,134       21,221
                                                                          ==========   ==========  ===========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                              (9)          12          224          337
   Decrease For Surrendered Contracts                                         (8,501)      (4,601)     (35,629)     (15,069)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  (103)       1,624       (1,358)        (558)
                                                                          ----------   ----------  -----------   ----------
   Increase (Decrease) In Units Outstanding                                   (8,613)      (2,965)     (36,763)     (15,290)
   Accumulation Units At Beginning Of Period                                  37,578       40,543      136,506      151,796
                                                                          ----------   ----------  -----------   ----------
   Accumulation Units At End Of Period                                        28,965       37,578       99,743      136,506
                                                                          ==========   ==========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                           AIM V.I. Diversified         VALIC Company I
                                                                                  Income                  Stock Index
                                                                                   Fund                      Fund
                                                                         ------------------------  ------------------------
                                                                               Division 118              Division 133
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2005         2004         2005         2004
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                           $  132,937   $  133,840  $     2,789  $    13,311
   Net Realized Gains (Losses) From Securities Transactions                  (62,628)     (66,537)    (682,228)    (513,042)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  (28,765)      44,249    1,059,337    1,762,765
                                                                          ----------   ----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                             41,544      111,552      379,898    1,263,034
                                                                          ----------   ----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                           4,461       12,641      129,314      111,909
   Surrenders Of Accumulation Units By Terminations And Withdrawals         (492,518)    (596,312)  (2,690,245)  (1,432,326)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                      9,635      169,000     (127,059)     (39,124)
                                                                          ----------   ----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                           (478,422)    (414,671)  (2,687,990)  (1,359,541)
                                                                          ----------   ----------  -----------  -----------
Total Increase (Decrease) In Net Assets                                     (436,878)    (303,119)  (2,308,092)     (96,507)
Net Assets:
Beginning Of Period                                                        3,252,670    3,555,789   15,235,927   15,332,434
                                                                          ----------   ----------  -----------  -----------
End Of Period                                                             $2,815,792   $3,252,670  $12,927,835  $15,235,927
                                                                          ==========   ==========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                              --           --           --           --
   Decrease For Surrendered Contracts                                             --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    --           --           --           --
                                                                          ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                       --           --           --           --
   Accumulation Units At Beginning Of Period                                      --           --           --           --
                                                                          ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                            --           --           --           --
                                                                          ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                             351        1,056        6,995        6,045
   Decrease For Surrendered Contracts                                        (35,896)     (42,519)    (129,421)     (72,229)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                   694       17,064       (7,292)        (449)
                                                                          ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                  (34,851)     (24,399)    (129,718)     (66,633)
   Accumulation Units At Beginning Of Period                                 231,712      256,111      739,198      805,831
                                                                          ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                       196,861      231,712      609,480      739,198
                                                                          ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                              (7)          (8)         (23)         (28)
   Decrease For Surrendered Contracts                                           (705)        (868)      (4,750)      (8,346)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    20       (2,153)          88         (402)
                                                                          ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                     (692)      (3,029)      (4,685)      (8,776)
   Accumulation Units At Beginning Of Period                                   5,870        8,899       29,654       38,430
                                                                          ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                         5,178        5,870       24,969       29,654
                                                                          ==========   ==========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             (22)          (8)         192          354
   Decrease For Surrendered Contracts                                         (7,914)     (12,353)     (35,383)     (13,025)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    83          764         (437)      (2,895)
                                                                          ----------   ----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   (7,853)     (11,597)     (35,628)     (15,566)
   Accumulation Units At Beginning Of Period                                  58,417       70,014      185,141      200,707
                                                                          ----------   ----------  -----------  -----------
   Accumulation Units At End Of Period                                        50,564       58,417      149,513      185,141
                                                                          ==========   ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                              VALIC Company I           VALIC Company I
                                                                              Growth & Income       International Equities
                                                                                   Fund                      Fund
                                                                         ------------------------  ------------------------
                                                                               Division 134              Division 135
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2005         2004         2005         2004
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $   (34,103) $   (65,643)  $   12,606   $      511
   Net Realized Gains (Losses) From Securities Transactions               (1,470,871)  (1,242,129)    (410,343)    (653,922)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                1,480,531    2,390,620      931,001    1,247,766
                                                                         -----------  -----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                            (24,443)   1,082,848      533,264      594,355
                                                                         -----------  -----------   ----------   ----------
Principal Transactions:
   Purchase Payments                                                         128,143      103,775       32,234        8,873
   Surrenders Of Accumulation Units By Terminations And Withdrawals       (2,717,385)  (1,634,892)    (858,706)    (499,925)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                                   (201,973)      41,252      (47,128)      (6,976)
                                                                         -----------  -----------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                         (2,791,215)  (1,489,865)    (873,600)    (498,028)
                                                                         -----------  -----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                   (2,815,658)    (407,017)    (340,336)      96,327

Net Assets:
Beginning Of Period                                                       12,804,760   13,211,777    4,107,653    4,011,326
                                                                         -----------  -----------   ----------   ----------
End Of Period                                                            $ 9,989,102  $12,804,760   $3,767,317   $4,107,653
                                                                         ===========  ===========   ==========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                              --           --           --           --
   Decrease For Surrendered Contracts                                             --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    --           --           --           --
                                                                         -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                       --           --           --           --
   Accumulation Units At Beginning Of Period                                      --           --           --           --
                                                                         -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                            --           --           --           --
                                                                         ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                           8,561        6,941        2,853        1,238
   Decrease For Surrendered Contracts                                       (162,450)     (92,155)     (68,613)     (43,191)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                               (14,608)         131       (2,069)       2,270
                                                                         -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                 (168,497)     (85,083)     (67,829)     (39,683)
   Accumulation Units At Beginning Of Period                                 778,325      863,408      310,419      350,102
                                                                         -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                       609,828      778,325      242,590      310,419
                                                                         ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             139          249           23           22
   Decrease For Surrendered Contracts                                         (8,035)     (17,919)      (2,259)      (2,514)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                   561          (23)        (665)        (775)
                                                                         -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                   (7,335)     (17,693)      (2,901)      (3,267)
   Accumulation Units At Beginning Of Period                                  39,811       57,504       16,081       19,348
                                                                         -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                        32,476       39,811       13,180       16,081
                                                                         ===========  ===========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                             251           13          (23)         (24)
   Decrease For Surrendered Contracts                                        (31,662)     (20,280)      (4,859)      (6,612)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                  (498)       4,747       (2,144)      (2,632)
                                                                         -----------  -----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                  (31,909)     (15,520)      (7,026)      (9,268)
   Accumulation Units At Beginning Of Period                                 115,303      130,823       58,945       68,213
                                                                         -----------  -----------   ----------   ----------
   Accumulation Units At End Of Period                                        83,394      115,303       51,919       58,945
                                                                         ===========  ===========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                          VALIC Company I         PIMCO Advisors VIT
                                                                       Government Securities         OpCap Managed
                                                                               Fund                    Portfolio
                                                                     ------------------------  ------------------------
                                                                           Division 138              Division 139
                                                                     ------------------------  ------------------------
                                                                       For The      For The      For The      For The
                                                                      Year Ended   Year Ended   Year Ended   Year Ended
                                                                     December 31, December 31, December 31, December 31,
                                                                         2005         2004         2005         2004
                                                                     ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                      $   289,483  $   245,675  $   (49,535) $     8,131
   Net Realized Gains (Losses) From Securities Transactions              111,228      148,264      574,578     (268,430)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                             (237,918)     (61,532)     197,590    2,148,707
                                                                     -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From Operations                        162,793      332,407      722,633    1,888,408
                                                                     -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                                                      72,942       32,142      299,752      180,668
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals                                                      (3,126,092)  (2,739,630)  (3,418,194)  (2,801,863)
   Amounts Transferred From (To) Other Divisions Or The AIGA
     General Account, Net                                               (327,308)    (861,497)    (347,234)    (518,594)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                     (3,380,458)  (3,568,985)  (3,465,676)  (3,139,789)
                                                                     -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets                               (3,217,665)  (3,236,578)  (2,743,043)  (1,251,381)

Net Assets:
Beginning Of Period                                                   15,966,254   19,202,832   21,549,355   22,800,736
                                                                     -----------  -----------  -----------  -----------
End Of Period                                                        $12,748,589  $15,966,254  $18,806,312  $21,549,355
                                                                     ===========  ===========  ===========  ===========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                          --           --           --           --
   Decrease For Surrendered Contracts                                         --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                            --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                                   --           --           --           --
   Accumulation Units At Beginning Of Period                                  --           --           --           --
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                        --           --           --           --
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                       4,544        1,854       15,952       10,726
   Decrease For Surrendered Contracts                                   (186,937)    (140,107)    (173,306)    (143,156)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                       (21,191)     (38,525)     (18,598)     (32,696)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                             (203,584)    (176,778)    (175,952)    (165,126)
   Accumulation Units At Beginning Of Period                             890,027    1,066,805    1,085,163    1,250,289
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                   686,443      890,027      909,211    1,085,163
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                          31           31          101           59
   Decrease For Surrendered Contracts                                    (10,181)     (16,153)      (7,190)     (13,631)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                          (799)        (994)        (390)        (580)
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                              (10,949)     (17,116)      (7,479)     (14,152)
   Accumulation Units At Beginning Of Period                              59,793       76,909       49,436       63,588
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                    48,844       59,793       41,957       49,436
                                                                     ===========  ===========  ===========  ===========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                         (12)         248          329          104
   Decrease For Surrendered Contracts                                     (9,687)     (31,043)     (16,905)     (19,946)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or
     The AIGA General Account, Net                                           354      (20,477)        (694)       3,195
                                                                     -----------  -----------  -----------  -----------
   Increase (Decrease) In Units Outstanding                               (9,345)     (51,272)     (17,270)     (16,647)
   Accumulation Units At Beginning Of Period                             120,923      172,195      136,752      153,399
                                                                     -----------  -----------  -----------  -----------
   Accumulation Units At End Of Period                                   111,578      120,923      119,482      136,752
                                                                     ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                                   Janus Aspen               Janus Aspen
                                                                                     Series                    Series
                                                                                     Growth             International Growth
                                                                                    Portfolio                 Portfolio
                                    -                                       ------------------------  ------------------------
                                                                                  Division 141              Division 142
                                                                            ------------------------  ------------------------
                                                                              For The      For The      For The      For The
                                                                             Year Ended   Year Ended   Year Ended   Year Ended
                                                                            December 31, December 31, December 31, December 31,
                                                                                2005         2004         2005         2004
                                                                            ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                              $  (15,801)  $  (18,373)   $ (3,097)    $ (5,381)
   Net Realized Gains (Losses) From Securities Transactions                      21,951       51,837      16,188      112,292
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                      20,736        6,039     189,422      (55,598)
                                                                             ----------   ----------    --------     --------
Increase (Decrease) In Net Assets From Operations                                26,886       39,503     202,513       51,313
                                                                             ----------   ----------    --------     --------
Principal Transactions:
   Purchase Payments                                                             11,759       15,377       5,794        8,120
   Surrenders Of Accumulation Units By Terminations And Withdrawals            (137,996)     (92,100)    (88,959)     (41,904)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                                28,548     (327,083)      8,594       37,788
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Net Assets Resulting From Principal Transactions      (97,689)    (403,806)    (74,571)       4,004
                                                                             ----------   ----------    --------     --------
Total Increase (Decrease) In Net Assets                                         (70,803)    (364,303)    127,942       55,317

Net Assets:
Beginning Of Period                                                           1,182,051    1,546,354     725,433      670,116
                                                                             ----------   ----------    --------     --------
End Of Period                                                                $1,111,248   $1,182,051    $853,375     $725,433
                                                                             ==========   ==========    ========     ========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                                 --           --          --           --
   Decrease For Surrendered Contracts                                                --           --          --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                       --           --          --           --
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                          --           --          --           --
   Accumulation Units At Beginning Of Period                                         --           --          --           --
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                               --           --          --           --
                                                                             ==========   ==========    ========     ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                              1,467        2,041         561          917
   Decrease For Surrendered Contracts                                           (17,234)      (9,305)     (7,184)      (5,006)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    6,655      (42,393)        886       (2,974)
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                      (9,112)     (49,657)     (5,737)      (7,063)
   Accumulation Units At Beginning Of Period                                    122,169      171,826      74,584       81,647
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                          113,057      122,169      68,847       74,584
                                                                             ==========   ==========    ========     ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                                 (1)          (1)         --           --
   Decrease For Surrendered Contracts                                               (89)      (2,452)        (31)      (1,129)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                      136          229          --        1,765
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                          46       (2,224)        (31)         636
   Accumulation Units At Beginning Of Period                                      6,077        8,301       2,055        1,419
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                            6,123        6,077       2,024        2,055
                                                                             ==========   ==========    ========     ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                                278          284          34          166
   Decrease For Surrendered Contracts                                            (4,470)      (3,617)     (2,984)         (31)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                   (2,113)      (8,315)         45       (1,029)
                                                                             ----------   ----------    --------     --------
   Increase (Decrease) In Units Outstanding                                      (6,305)     (11,648)     (2,905)        (894)
   Accumulation Units At Beginning Of Period                                     56,698       68,346      13,957       14,851
                                                                             ----------   ----------    --------     --------
   Accumulation Units At End Of Period                                           50,393       56,698      11,052       13,957
                                                                             ==========   ==========    ========     ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                                                       VALIC Company I
                                                                             MFS VIT Capital              Science &
                                                                              Opportunities              Technology
                                                                                 Series                     Fund
                                                                        ------------------------  ------------------------
                                                                              Division 143              Division 144
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2005         2004         2005         2004
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                           $ (5,480)   $  (8,749)    $ (8,682)    $ (9,333)
   Net Realized Gains (Losses) From Securities Transactions                    820      (15,447)     (19,079)     (45,151)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                  5,738       94,705       35,298       44,056
                                                                          --------    ---------     --------     --------
Increase (Decrease) In Net Assets From Operations                            1,078       70,509        7,537      (10,428)
                                                                          --------    ---------     --------     --------
Principal Transactions:
   Purchase Payments                                                        15,442       19,296        4,054        6,485
   Surrenders Of Accumulation Units By Terminations And Withdrawals        (61,978)    (178,882)     (68,765)     (79,163)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                            3,923       65,969        6,123       91,846
                                                                          --------    ---------     --------     --------
Increase (Decrease) In Net Assets Resulting From Principal Transactions    (42,613)     (93,617)     (58,588)      19,168
                                                                          --------    ---------     --------     --------
Total Increase (Decrease) In Net Assets                                    (41,535)     (23,108)     (51,051)       8,740

Net Assets:
Beginning Of Period                                                        761,267      784,375      636,806      628,066
                                                                          --------    ---------     --------     --------
End Of Period                                                             $719,732    $ 761,267     $585,755     $636,806
                                                                          ========    =========     ========     ========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                            --           --           --           --
   Decrease For Surrendered Contracts                                           --           --           --           --
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                            --           --           --           --
                                                                          --------    ---------     --------     --------
   Increase (Decrease) In Units Outstanding                                     --           --           --           --
   Accumulation Units At Beginning Of Period                                    --           --           --           --
                                                                          --------    ---------     --------     --------
   Accumulation Units At End Of Period                                          --           --           --           --
                                                                          ========    =========     ========     ========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                         1,514        2,223          616        1,139
   Decrease For Surrendered Contracts                                       (8,809)     (27,510)     (12,747)     (17,296)
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                           218        9,885          958       22,057
                                                                          --------    ---------     --------     --------
   Increase (Decrease) In Units Outstanding                                 (7,077)     (15,402)     (11,173)       5,900
   Accumulation Units At Beginning Of Period                                93,941      109,343      118,037      112,137
                                                                          --------    ---------     --------     --------
   Accumulation Units At End Of Period                                      86,864       93,941      106,864      118,037
                                                                          ========    =========     ========     ========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                            73           78          125          128
   Decrease For Surrendered Contracts                                           --       (1,088)          --       (1,306)
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                           291          311           --           --
                                                                          --------    ---------     --------     --------
   Increase (Decrease) In Units Outstanding                                    364         (699)         125       (1,178)
   Accumulation Units At Beginning Of Period                                 3,441        4,140        3,968        5,146
                                                                          --------    ---------     --------     --------
   Accumulation Units At End Of Period                                       3,805        3,441        4,093        3,968
                                                                          ========    =========     ========     ========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                           605          674          237          258
   Decrease For Surrendered Contracts                                         (245)        (178)      (4,544)      (2,134)
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                           121           14          428          227
                                                                          --------    ---------     --------     --------
   Increase (Decrease) In Units Outstanding                                    482          510       (3,879)      (1,649)
   Accumulation Units At Beginning Of Period                                12,150       11,640       31,858       33,507
                                                                          --------    ---------     --------     --------
   Accumulation Units At End Of Period                                      12,632       12,150       27,979       31,858
                                                                          ========    =========     ========     ========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)

                                                                            VALIC Company II          VALIC Company II
                                                                                 Mid Cap               Strategic Bond
                                                                               Value Fund                   Fund
                                                                        ------------------------  ------------------------
                                                                              Division 145              Division 146
                                                                        ------------------------  ------------------------
                                                                          For The      For The      For The      For The
                                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                                        December 31, December 31, December 31, December 31,
                                                                            2005         2004         2005         2004
                                                                        ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                          $  (44,643)  $  (38,456)  $   36,778   $   59,649
   Net Realized Gains (Losses) From Securities Transactions                 350,089      329,094       64,642       89,064
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 (70,065)     124,973      (54,148)     (20,792)
                                                                         ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets From Operations                           235,381      415,611       47,272      127,921
                                                                         ----------   ----------   ----------   ----------
Principal Transactions:
   Purchase Payments                                                         98,623       94,017       16,415       20,488
   Surrenders Of Accumulation Units By Terminations And Withdrawals        (453,277)    (244,514)    (334,823)    (221,951)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                            77,957      201,327      124,785     (208,529)
                                                                         ----------   ----------   ----------   ----------
Increase (Decrease) In Net Assets Resulting From Principal Transactions    (276,697)      50,830     (193,623)    (409,992)
                                                                         ----------   ----------   ----------   ----------
Total Increase (Decrease) In Net Assets                                     (41,316)     466,441     (146,351)    (282,071)

Net Assets:
Beginning Of Period                                                       3,271,887    2,805,446    1,560,746    1,842,817
                                                                         ----------   ----------   ----------   ----------
End Of Period                                                            $3,230,571   $3,271,887   $1,414,395   $1,560,746
                                                                         ==========   ==========   ==========   ==========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                             --           --           --           --
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                         ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                          6,650        6,696        1,049        1,174
   Decrease For Surrendered Contracts                                       (28,318)     (12,045)     (22,185)      (9,326)
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                          4,465       14,331        8,039      (13,584)
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                 (17,203)       8,982      (13,097)     (21,736)
   Accumulation Units At Beginning Of Period                                194,500      185,518       89,079      110,815
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                      177,297      194,500       75,982       89,079
                                                                         ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             37           41           31           33
   Decrease For Surrendered Contracts                                          (393)        (875)         (18)      (1,546)
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                            857        1,541          324           81
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                     501          707          337       (1,432)
   Accumulation Units At Beginning Of Period                                  4,914        4,207        4,462        5,894
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                        5,415        4,914        4,799        4,462
                                                                         ==========   ==========   ==========   ==========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                            249          486           (5)         236
   Decrease For Surrendered Contracts                                        (3,156)      (6,110)        (271)      (5,254)
   Increase (Decrease) For Transfers--From (To) Other Divisions Or
       The AIGA General Account, Net                                            188         (120)         (31)      (2,214)
                                                                         ----------   ----------   ----------   ----------
   Increase (Decrease) In Units Outstanding                                  (2,719)      (5,744)        (307)      (7,232)
   Accumulation Units At Beginning Of Period                                 30,165       35,909       12,125       19,357
                                                                         ----------   ----------   ----------   ----------
   Accumulation Units At End Of Period                                       27,446       30,165       11,818       12,125
                                                                         ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                Statement of Changes in Net Assets (Continued)


                                                                             VALIC Company II              Putnam VT
                                                                              High Yield Bond          Discovery Growth
                                                                                   Fund                      Fund
                                                                         ------------------------  ------------------------
                                                                               Division 147              Division 148
                                                                         ------------------------  ------------------------
                                                                           For The      For The      For The      For The
                                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                                         December 31, December 31, December 31, December 31,
                                                                             2005         2004         2005         2004
                                                                         ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)                                            $ 25,531    $  45,345     $(10,055)   $ (10,472)
   Net Realized Gains (Losses) From Securities Transactions                  21,336       30,822        7,272         (812)
   Net Change in Unrealized Appreciation (Depreciation) During The
     Period                                                                 (12,042)       8,078       37,791       45,655
                                                                           --------    ---------     --------    ---------
Increase (Decrease) In Net Assets From Operations                            34,825       84,245       35,008       34,371
                                                                           --------    ---------     --------    ---------
Principal Transactions:
   Purchase Payments                                                          6,265        5,096        7,366       13,686
   Surrenders Of Accumulation Units By Terminations And Withdrawals         (68,770)    (153,635)     (92,335)    (111,668)
   Amounts Transferred From (To) Other Divisions Or The AIGA General
     Account, Net                                                            67,245       60,674       81,346      (17,105)
                                                                           --------    ---------     --------    ---------
Increase (Decrease) In Net Assets Resulting From Principal Transactions       4,740      (87,865)      (3,623)    (115,087)
                                                                           --------    ---------     --------    ---------
Total Increase (Decrease) In Net Assets                                      39,565       (3,620)      31,385      (80,716)
Net Assets:
Beginning Of Period                                                         624,597      628,217      644,242      724,958
                                                                           --------    ---------     --------    ---------
End Of Period                                                              $664,162    $ 624,597     $675,627    $ 644,242
                                                                           ========    =========     ========    =========
Changes in Units Outstanding
Contracts with Mortality and Expense Risk Charge of 1.15%
   Accumulation Units For Purchase Payments Received                             --           --           --           --
   Decrease For Surrendered Contracts                                            --           --           --           --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                   --           --           --           --
                                                                           --------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding                                      --           --           --           --
   Accumulation Units At Beginning Of Period                                     --           --           --           --
                                                                           --------    ---------     --------    ---------
   Accumulation Units At End Of Period                                           --           --           --           --
                                                                           ========    =========     ========    =========
Contracts with Mortality and Expense Risk Charge of 1.40%
   Accumulation Units For Purchase Payments Received                            390          364        1,150        2,104
   Decrease For Surrendered Contracts                                        (3,772)     (10,683)     (11,545)     (16,767)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                3,596        3,418       14,193       (4,570)
                                                                           --------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding                                     214       (6,901)       3,798      (19,233)
   Accumulation Units At Beginning Of Period                                 38,303       45,204       65,500       84,733
                                                                           --------    ---------     --------    ---------
   Accumulation Units At End Of Period                                       38,517       38,303       69,298       65,500
                                                                           ========    =========     ========    =========
Contracts with Mortality and Expense Risk Charge of 1.45%
   Accumulation Units For Purchase Payments Received                             (1)          (1)          92           98
   Decrease For Surrendered Contracts                                            --         (819)        (826)          --
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                1,002           --           --          827
                                                                           --------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding                                   1,001         (820)        (734)         925
   Accumulation Units At Beginning Of Period                                    708        1,528       14,812       13,887
                                                                           --------    ---------     --------    ---------
   Accumulation Units At End Of Period                                        1,709          708       14,078       14,812
                                                                           ========    =========     ========    =========
Contracts with Mortality and Expense Risk Charge of 1.50%
   Accumulation Units For Purchase Payments Received                              7           11           30          223
   Decrease For Surrendered Contracts                                          (983)         (66)      (4,074)      (4,966)
   Increase (Decrease) For Transfers - From (To) Other Divisions Or The
     AIGA General Account, Net                                                    7        1,245           33          422
                                                                           --------    ---------     --------    ---------
   Increase (Decrease) In Units Outstanding                                    (969)       1,190       (4,011)      (4,321)
   Accumulation Units At Beginning Of Period                                  4,821        3,631       36,945       41,266
                                                                           --------    ---------     --------    ---------
   Accumulation Units At End Of Period                                        3,852        4,821       32,934       36,945
                                                                           ========    =========     ========    =========

--------
/(1)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      Of
                  American General Annuity Insurance Company
                         Notes to Financial Statements

1. Organization

A.G. Separate Account A (the "Separate Account") is a segregated investment account that was established by AIG Annuity Insurance Company (the "Company") to fund variable annuity insurance contracts issued by the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account consists of the following variable annuity products: Elite Plus Bonus Variable Annuity and the One Multi Manager Variable Annuity. Effective February 22, 2002, the Company is no longer selling the Elite Plus Bonus Variable Annuity product. Effective March 31, 2003, the Company is no longer selling the One-Multi Manager Variable Annuity product.

The distributor of the Separate Account contracts is American General Distributors, Inc., a wholly owned subsidiary of the Company; however, the Company pays all commissions. No underwriting fees are paid in connection with the distribution of the contracts. The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of the Company, serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to VALIC Company I and II Series. AIG Global Investment Corp. ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of the Company, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

The Separate Account is divided into thirty-eight sub-accounts or "divisions". Seven of the divisions invest in one portfolio of the VALIC Company I Series and three of the divisions invest in one portfolio of the VALIC Company II Series.

Effective October 1, 2002, the Putnam VT Global Growth Fund changed its name to the Putnam VT Global Equity Fund. Effective April 30, 2003, the Putnam VT Voyager Fund II changed its name to the Putnam VT Discovery Growth Fund. Effective June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund. Effective August 27, 2004, the VALIC Company I Growth Fund was closed. Effective May 1, 2005, the OCCAT Managed Portfolio changed its name to PIMCO Advisors VIT OpCap Managed Portfolio.

As of December 31, 2005, the Funds available to contract owners through the various divisions are as follows:

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer High Income Fund/VA
Templeton Variable Products Series - Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
   Franklin Small Cap Fund
AIM Variable Insurance Funds, Inc. - Series I
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Diversified Income Fund
   AIM V.I. Premier Equity Fund
   AIM V.I. International Growth Fund
Van Kampen Life Investment Trust ("LIT") - Class I Shares
   Van Kampen LIT Emerging Growth Portfolio
   Van Kampen LIT Enterprise Portfolio
VALIC Company I
   VALIC Company I Stock Index Fund
   VALIC Company I Growth & Income Fund
   VALIC Company I International Equities Fund

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (Continued)

VALIC Company I (Continued)
   VALIC Company I Government Securities Fund
   VALIC Company I Science & Technology Fund
   VALIC Company I Money Market I Fund
VALIC Company II
   VALIC Company II Mid Cap Value Fund
   VALIC Company II High Yield Bond Fund
   VALIC Company II Strategic Bond Fund
One Group Investment Trust
   One Group Investment Trust Diversified Equity Portfolio
   One Group Investment Trust Equity Index Portfolio
   One Group Investment Trust Large Cap Growth Portfolio
   One Group Investment Trust Mid Cap Value Portfolio
   One Group Investment Trust Mid Cap Growth Portfolio
   One Group Investment Trust Diversified Mid Cap Portfolio
   One Group Investment Trust Government Bond Portfolio
   One Group Investment Trust Bond Portfolio
   One Group Investment Trust Balanced Portfolio
PIMCO Advisors VIT
   PIMCO Advisors VIT OpCap Managed Portfolio
Janus Aspen Series Service Shares
   Janus Aspen Growth Portfolio
   Janus Aspen International Growth Portfolio
MFS Variable Insurance Trust ("MFS VIT")
   MFS VIT Capital Opportunities Series
Putnam Variable Trust - Class IB Shares ("Putnam VT")
   Putnam VT Discovery Growth Fund
   Putnam VT Global Equity Fund

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

In addition to the thirty-eight divisions above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Contract owners should refer to the ElitePlus Bonus Variable Annuity prospectus and The One-Multi Manager Variable Annuity prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statement of changes in net assets.

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

2. Summary of Significant Accounting Policies (Continued)

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. At December 31, 2003, the Separate Account did not have contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for administration and mortality and expense risk charges. The Company offers both standard and enhanced contracts, which have different administration and mortality and expense risk charges.

Federal Income Taxes: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate
  Account and are paid as follows:

Administrative and Mortality and Expense Risk Charge: Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to the Company.

The annual rate for administrative expenses is 0.15% and the annual rate for the mortality and expense risks is 1.25% for the ElitePlus Bonus product, and 0.15% and 1.00%, respectively, for The One Multi-Manager Annuity product. These charges are guaranteed and cannot be increased by the Company. The administrative fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing. The mortality and expense risk charges are to compensate the Company for assuming mortality and expense risks under the contract. The mortality risk that the Company assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, the Company assumes the obligation to pay during the purchase period a death benefit. The expense risk is the Company's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

The ElitePlus Bonus product also has optional death benefit charges of 0.05% and 0.10% for the optional Enhanced Death Benefit and the optional Annual Step-Up Death Benefit, respectively. For the years ended December 31, 2005 and 2004, deductions for all divisions of the Separate Account for the optional Death Benefit charges were $19,119 and $21,593, respectively, and mortality and expense risk charges for all divisions of the Separate Account were $4,587,157 and $4,858,132, respectively.

Account Maintenance Charge: On the contract anniversary, the Company assesses an annual maintenance charge of $30 per contract during the accumulation period for the maintenance of the ElitePlus Bonus product contracts. The maintenance charges are not an expense of the Separate Account but rather are paid by redemption of units outstanding and are not assessed if the contract value on the contract anniversary equals or exceeds $40,000 for the ElitePlus Bonus product. Maintenance charges for all divisions in the Separate Account totaled $69,646 and $79,460 for the years ended December 31, 2005 and 2004, respectively.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Surrender Charge: A surrender charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the years ended December 31, 2005 and 2004, surrender charges totaled $793,638 and $895,048, respectively, and are included as a component of surrenders and withdrawals on the statement of changes in net assets. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statement (Continued)


4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2005 consist of the following:

                                                                      Cost of     Proceeds from
Underlying Fund                                          Division Shares Acquired  Shares Sold
---------------                                          -------- --------------- -------------
One Group Investment Trust Diversified Equity Portfolio     1       $  533,089     $2,130,841
One Group Investment Trust Equity Index Portfolio           2          471,908      1,572,559
One Group Investment Trust Large Cap Growth Portfolio       3          497,042      3,117,445
One Group Investment Trust Mid Cap Value Portfolio          4        2,089,880      3,826,446
One Group Investment Trust Mid Cap Growth Portfolio         5          249,063      2,480,955
One Group Investment Trust Diversified Mid Cap Portfolio    6          291,175        896,761
One Group Investment Trust Government Bond Portfolio        7        2,165,127      4,281,617
One Group Investment Trust Bond Portfolio                   8        1,903,782      3,513,716
One Group Investment Trust Balanced Portfolio               9          564,957      1,801,254
AIM V.I. Premier Equity Fund                                20         301,898      3,786,483
AIM V.I. International Growth Fund                          21         364,472      2,862,354
Van Kampen LIT Emerging Growth Portfolio                 22 & 136      197,859      4,335,566
Franklin Small Cap Fund                                     23         122,174        666,943
Templeton Developing Markets Securities Fund             24 & 115      299,824        913,165
Oppenheimer High Income Fund/VA                          25 & 114    2,718,051      3,469,547
VALIC Company I Money Market I Fund                      26 & 132    1,325,704      2,435,935
Van Kampen LIT Enterprise Portfolio                         27          29,845        352,498
Putnam VT Global Equity Fund                             29 & 149       25,686        112,629
Oppenheimer Main Street Growth & Income Fund/VA            111         483,653      2,618,183
Oppenheimer Capital Appreciation Fund/VA                   112         199,608      1,604,164
Oppenheimer Main Street Small Cap Fund/VA                  113         199,429      1,199,674
Templeton Foreign Securities Fund                          116         120,105        585,846
AIM V.I. Capital Appreciation Fund                         117          58,910      1,296,840
AIM V.I. Diversified Income Fund                           118         267,566        613,051
VALIC Company I Stock Index Fund                           133         674,351      3,091,820
VALIC Company I Growth & Income Fund                       134         250,019      3,075,338
VALIC Company I International Equities Fund                135         136,492        997,487
VALIC Company I Government Securities Fund                 138         622,933      3,713,907
PIMCO Advisors VIT OpCap Managed Portfolio                 139       1,061,396      3,912,698
Janus Aspen Series Growth Portfolio                        141          48,400        161,890
Janus Aspen Series International Growth Portfolio          142          36,408        114,077
MFS VIT Capital Opportunities Series                       143          67,987        116,081
VALIC Company I Science & Technology Fund                  144          39,450        106,720
VALIC Company II Mid Cap Value Fund                        145         401,866        486,239
VALIC Company II Strategic Bond Fund                       146         257,489        390,677
VALIC Company II High Yield Bond Fund                      147         113,129         75,977
Putnam VT Discovery Growth Fund                            148          92,028        105,706

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the three years in the period ended
December 31, 2005, follows:

                                                           At December 31               For the year ended December 31
                                                   ------------------------------ ------------------------------------------
                                                          Unit Fair Value  Net     Average   Investment           Total Return
                                                   Units     Lowest to    Assets  Net Assets   Income   Expense    Lowest to
                                                   (000s)     Highest     (000s)    (000s)   Ratio /1/  Ratio /2/ Highest /3/
                                                   ------ --------------- ------- ---------- ---------- --------  ------------
One Group Investment Trust Diversified Equity
  Portfolio, Division 1
2005                                               2,093      $ 8.79      $18,407  $18,846      0.98%     1.15%        1.15%
2004                                               2,275        8.69       19,783   19,491      0.74%     1.16%        5.82%
2003                                               2,481        8.22       20,388   17,604      0.62%     1.16%       24.48%
2002                                               2,346        6.60       15,482   15,946        --      1.15%      -24.65%
2001                                               1,779        8.76       15,582   12,032      0.51%     1.16%      -11.65%

One Group Investment Trust Equity Index Portfolio,
  Division 2
2005                                                 722      $ 9.35      $ 6,753  $ 6,992      1.47%     1.15%        3.26%
2004                                                 846        9.05        7,662    7,142      1.05%     1.16%        9.07%
2003                                                 866        8.30        7,187    6,113      1.06%     1.16%       26.51%
2002                                                 815        6.56        5,347    5,764        --      1.16%      -23.37%
2001                                                 711        8.56        6,089    5,527      0.90%     1.16%      -13.35%

One Group Investment Trust Large Cap Growth
  Portfolio, Division 3
2005                                               3,699      $ 6.98      $25,835  $25,888      0.52%     1.15%        3.85%
2004                                               4,066        6.73       27,348   26,911      0.24%     1.16%        5.82%
2003                                               4,396        6.36       27,941   24,512      0.10%     1.16%       26.07%
2002                                               4,257        5.04       21,463   22,738        --      1.16%      -29.30%
2001                                               3,319        7.13       23,667   19,140        --      1.16%      -21.20%

One Group Investment Trust Mid Cap Value,
  Division 4
2005                                               1,126      $18.01      $20,269  $21,018      0.68%     1.15%        8.50%
2004                                               1,317       16.60       21,859   21,249      0.53%     1.16%       14.07%
2003                                               1,507       14.55       21,921   18,111      0.56%     1.16%       31.23%
2002                                               1,435       11.09       15,904   17,247        --      1.16%      -13.85%
2001                                               1,264       12.87       16,269   13,177      0.68%     1.16%        3.59%

One Group Investment Trust Mid Cap Growth
  Portfolio, Division 5
2005                                               1,035      $13.81      $14,290  $14,503        --      1.15%        9.82%
2004                                               1,194       12.57       15,010   14,534        --      1.16%       11.32%
2003                                               1,319       11.29       14,896   13,107        --      1.16%       25.69%
2002                                               1,314        8.99       11,804   13,259        --      1.15%      -21.05%
2001                                               1,212       11.38       13,794   11,280        --      1.16%      -11.69%

One Group Investment Trust Diversified Mid Cap
  Portfolio, Division 6
2005                                                 280      $16.34      $ 4,573  $ 4,606      0.13%     1.15%       15.75%
2004                                                 327       14.12        4,610    4,361      0.20%     1.16%       13.10%
2003                                                 358       12.48        4,466    3,908      0.20%     1.16%       28.94%
2002                                                 364        9.68        3,522    3,811        --      1.15%      -18.75%
2001                                                 309       11.91        3,683    2,936      0.24%     1.16%       -5.14%

One Group Investment Trust Government Bond
  Portfolio, Division 7
2005                                               2,293      $13.93      $31,928  $33,424      4.88%     1.15%        1.90%
2004                                               2,536       13.67       34,657   34,666      4.85%     1.16%        3.44%
2003                                               2,574       13.21       34,004   34,210      4.63%     1.16%        1.36%
2002                                               2,707       13.04       35,282   30,216      0.01%     1.16%       10.97%
2001                                               1,918       11.75       22,530   16,547      6.12%     1.16%        5.81%

One Group Investment Trust Bond Portfolio,
  Division 8
2005                                               2,177      $13.86      $30,173  $31,354      3.98%     1.15%        1.22%
2004                                               2,359       13.69       32,295   32,498      5.12%     1.16%        2.94%
2003                                               2,435       13.30       32,393   32,485      5.92%     1.16%        2.68%
2002                                               2,546       12.96       32,988   28,926      0.02%     1.15%        8.72%
2001                                               1,923       11.92       22,909   16,717      6.86%     1.16%        7.69%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                         At December 31                                       For the year ended December 31
                ------------------------------------------------- ------------------------------------------
                                Unit Fair Value            Net     Average   Investment                 Total Return
                Units              Lowest to              Assets  Net Assets   Income     Expense        Lowest to
                (000s)              Highest               (000s)    (000s)   Ratio /(1)/ Ratio /(2)/    Highest/(3)/
                ------             ------------------     ------- ---------- ----------  ----------  ------------
One Group Investment Trust Balanced Portfolio, Division 9
2005              967               $ 10.67               $10,318  $10,784      2.64%       1.15%         1.32%
2004            1,100                10.54                 11,593   11,419      2.25%       1.16%         4.52%
2003            1,141                10.08                 11,497   10,330      2.85%       1.16%        15.85%
2002            1,087                 8.70                  9,457    9,573      0.01%       1.16%       -12.70%
2001              894                 9.97                  8,910    7,042      2.73%       1.16%        -4.68%

AIM V.I. Premier Equity Fund, Division 20
2005            3,128                $ 7.86               $24,600  $25,512      0.81%       1.15%         4.44%
2004            3,576                 7.53                 26,927   26,712      0.46%       1.16%         4.56%
2003            3,892                 7.20                 28,025   24,527      0.31%       1.16%        23.64%
2002            3,743                 5.82                 21,800   23,563      0.37%       1.16%       -31.06%
2001            2,986                 8.45                 25,226   20,685      0.16%       1.16%       -13.58%

AIM V.I. International Growth Fund, Division 21
2005            1,121               $ 12.16               $13,633  $13,499      0.63%       1.15%        16.58%
2004            1,342                10.43                 14,003   13,328      0.62%       1.16%        22.58%
2003            1,592                 8.51                 13,553   11,249      0.57%       1.16%        27.58%
2002            1,523                 6.67                 10,158   10,680      0.62%       1.16%       -16.65%
2001            1,248                 8.00                  9,991    8,208      0.40%       1.16%       -24.42%

Van Kampen LIT Emerging Growth Portfolio, Division 22 & 136
2005            1,694           $9.65 to $ 20.22          $22,077  $22,983      0.27%       1.33%         6.32% to 6.69%
2004            1,991            9.05 to 19.00             24,581   24,586        --        1.34%         5.54% to 5.80%
2003            2,227            8.55 to 18.00             26,224   24,010        --        1.35%        25.44% to 25.88%
2002            2,296            6.79 to 14.34             22,148   27,712      0.35%       1.37%       -33.50% to -33.26%
2001            2,136            10.18 to 21.54            32,872   34,557      0.10%       1.40%       -32.53% to -32.29%

Franklin Small Cap Fund, Division 23
2005              285               $ 11.20               $ 3,190  $ 3,311        --        1.15%         3.59%
2004              332                10.82                  3,592    3,446        --        1.16%        10.19%
2003              365                 9.82                  3,583    3,091        --        1.16%        35.67%
2002              404                 7.23                  2,920    3,577      0.25%       1.15%       -29.50%
2001              413                10.26                  4,243    3,452      0.38%       1.16%       -16.23%

Templeton Developing Markets Securities Fund, Division 24 & 115
2005              185          $ 16.49 to $ 21.18         $ 3,349  $ 3,225      1.31%       1.31%        25.52% to 25.97%
2004              224            13.09 to 16.86             3,221    2,821      1.81%       1.33%        22.97% to 23.28%
2003              237            10.62 to 13.71             2,749    2,268      1.16%       1.33%        50.70% to 51.23%
2002              264             7.02 to 9.09              2,043    2,414      1.53%       1.33%        -1.64% to -1.30%
2001              299             7.11 to 9.23              2,340    2,183      0.82%       1.33%        -9.47% to -9.15%

Oppenheimer High Income Fund/VA, Division 25 & 114
2005            1,065          $ 12.31 to $ 12.53         $13,151  $13,730      6.51%       1.23%         0.78% to 1.14%
2004            1,186            12.17 to 12.42            14,501   14,601      6.26%       1.24%         7.44% to 7.71%
2003            1,283            11.30 to 11.56            14,573   13,353      7.04%       1.25%        22.10% to 22.53%
2002            1,315             9.22 to 9.46             12,200   12,129     10.26%       1.25%        -3.86% to -3.52%
2001            1,203             9.55 to 9.82             11,591    9,729      8.71%       1.26%         0.43% to 0.79%

VALIC Company I Money Market Fund, Division 26 & 132
2005              326          $ 10.99 to $ 12.42         $ 3,818  $ 4,325      2.66%       1.37%         1.19% to 1.55%
2004              425            10.82 to 12.26             4,928    5,732      0.77%       1.36%        -0.61% to -0.35%
2003              533            10.86 to 12.33             6,207    7,783      0.61%       1.36%        -0.91% to -0.56%
2002              761            10.92 to 12.43             8,900    8,456      1.24%       1.36%        -0.27% to 0.08%
2001              643            10.91 to 12.45             7,629    6,094      3.45%       1.38%         2.12% to 2.49%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                      At December 31                                 For the year ended December 31
             ------------------------------------------- ------------------------------------------
                          Unit Fair Value         Net     Average   Investment                 Total Return
             Units           Lowest to           Assets  Net Assets   Income     Expense        Lowest to
             (000s)           Highest            (000s)    (000s)   Ratio /(1)/ Ratio /(2)/    Highest/(3)/
             ------        ------------------    ------- ---------- ----------  ----------  ------------
Van Kampen LIT Enterprise Portfolio, Division 27
2005           232             $ 7.67            $ 1,778  $ 1,878      0.74%       1.15%             6.91%
2004           275              7.18               1,972    1,934      0.39%       1.16%             2.86%
2003           294              6.98               2,048    1,697      0.48%       1.16%             24.43%
2002           273              5.61               1,530    1,882      0.48%       1.17%            -30.14%
2001           285              8.03               2,286    1,960      0.20%       1.17%            -21.34%

VALIC Company I Growth Fund, Division 28 & 151 (CLOSED) /(4)/
2004            --           $ - to $ -          $    --  $   313        --        1.67%        -8.08% to -7.86%
2003           100          4.96 to 7.04             510      494        --        1.46%        21.53% to 21.96%
2002           116          4.08 to 5.77             488      541        --        1.48%       -31.05% to -30.81%
2001            83          5.92 to 8.34             509      212        --        1.42%       -31.52% to -31.45%

Putnam VT Global Equity Fund, Division 29 & 149
2005            68        $ 7.31 to $ 9.88       $   524  $   524      0.79%       1.43%         7.16% to 7.53%
2004            78          6.82 to 9.18             571      523      2.00%       1.42%        11.97% to 12.37%
2003            78          6.09 to 8.17             499      436      0.93%       1.45%        27.30% to 27.75%
2002            81          4.79 to 6.40             398      409        --        1.47%       -23.56% to -23.29%
2001            60          6.26 to 8.34             377      161      7.45%       1.24%       -30.83% to -30.76%

Oppenheimer Main Street Growth & Income Fund/VA, Division 111
2005         1,241       $ 10.33 to $ 11.65      $13,833  $14,335      1.37%       1.48%         4.39% to 4.50%
2004         1,438         9.90 to 11.16          15,356   15,219      0.86%       1.49%         7.87% to 7.93%
2003         1,564         9.18 to 10.34          15,470   13,879      0.97%       1.50%        24.82% to 24.95%
2002         1,701          7.36 to 8.04          13,448   16,338      0.77%       1.50%       -20.02% to -19.94%
2001         1,846         10.35 to 10.04         18,272   16,750      0.52%       1.47%       -11.51% to -11.43%

Oppenheimer Capital Appreciation Fund/VA, Division 112
2005           713       $ 11.88 to $ 12.91      $ 9,069  $ 9,455      0.94%       1.49%         3.53% to 3.63%
2004           823         11.47 to 12.47         10,115   10,122      0.33%       1.50%         5.33% to 5.39%
2003           905         10.88 to 11.84         10,544    9,419      0.39%       1.51%        28.98% to 29.11%
2002           986          8.43 to 9.18           8,904   10,808      0.61%       1.50%       -27.96% to -27.88%
2001         1,024         12.74 to 12.53         12,821   11,387      0.58%       1.48%       -13.90% to -13.81%

Oppenheimer Main Street Small Cap Fund/VA, Division 113
2005           238       $ 17.23 to $ 19.20      $ 4,493  $ 4,708        --        1.47%         8.28% to 8.39%
2004           298         15.92 to 17.72          5,194    4,884        --        1.48%        17.63% to 17.38%
2003           330         13.53 to 15.04          4,865    4,068        --        1.49%        42.20% to 42.34%
2002           363         9.52 to 10.57           3,750    4,310        --        1.48%       -17.01% to -16.93%
2001           375         11.47 to 12.72          4,665    4,134        --        1.48%        -1.86% to -1.77%

Templeton Foreign Securities Fund, Division 116
2005           169       $ 12.39 to $ 13.14      $ 2,190  $ 2,279      1.18%       1.46%         8.52% to 8.63%
2004           207         11.42 to 12.10          2,470    2,332      1.05%       1.47%        16.75% to 16.81%
2003           224         9.78 to 10.36           2,285    1,967      1.72%       1.48%        30.23% to 30.36%
2002           244          7.51 to 7.92           1,912    2,348      1.62%       1.49%       -19.78% to -19.70%
2001           269          9.36 to 9.91           2,625    2,776      3.03%       1.48%       -17.26% to -17.18%

AIM V.I. Capital Appreciation Fund, Division 117
2005           461       $ 9.99 to $ 11.33       $ 5,067  $ 5,342      0.06%       1.49%         7.21% to 7.32%
2004           576         9.32 to 10.56           5,881    5,849        --        1.50%         5.02% to 5.13%
2003           633         8.87 to 10.04           6,155    5,603        --        1.51%        27.58% to 27.71%
2002           701          6.96 to 7.86           5,338    6,545        --        1.51%       -25.49% to -25.42%
2001           763         9.33 to 10.54           7,812    8,034        --        1.48%       -24.44% to -24.36%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                         At December 31                                   For the year ended December 31
                --------------------------------------------- ------------------------------------------
                             Unit Fair Value        Net        Average   Investment                 Total Return
                Units           Lowest to          Assets     Net Assets   Income     Expense        Lowest to
                (000s)           Highest           (000s)       (000s)   Ratio /(1)/ Ratio /(2)/    Highest/(3)/
                ------        ------------------    -------   ---------- ----------  ----------  ------------
AIM V.I. Diversified Income Fund, Division 118
2005              253       $ 11.12 to $ 11.27     $ 2,816     $ 3,007      5.88%       1.46%         1.36% to 1.46%
2004              296         10.97 to 11.11         3,253       3,426      5.37%       1.47%         3.46% to 3.51%
2003              336         10.60 to 10.73         3,556       3,600      6.09%       1.47%         7.60% to 7.71%
2002              366          9.85 to 9.97          3,610       4,166      6.77%       1.46%         0.77% to 0.87%
2001              445          9.77 to 9.89          4,348       3,692      7.99%       1.46%         2.03% to 2.13%

VALIC Company I Stock Index, Division 133
2005              784       $ 10.02 to $ 18.02     $12,928     $13,969      1.50%       1.48%         3.00% to 3.10%
2004              954         9.73 to 17.48         15,236      14,948      1.57%       1.48%         8.85% to 8.96%
2003            1,045         8.94 to 16.04         15,332      13,856      1.35%       1.49%        26.28% to 26.41%
2002            1,156         7.08 to 12.69         13,388      16,312      1.15%       1.49%       -23.60% to -23.52%
2001            1,253         9.27 to 16.59         19,229      19,209      0.97%       1.48%       -13.53% to -13.44%

VALIC Company I Growth & Income Fund, Division 134
2005              726       $ 9.33 to $ 14.35      $ 9,989     $11,370      1.17%       1.47%        -0.06% to 0.04%
2004              935         9.33 to 14.34         12,805      12,714      0.96%       1.48%         9.06% to 9.17%
2003            1,052         8.56 to 13.14         13,212      12,440      0.67%       1.49%        20.82% to 20.94%
2002            1,238         7.08 to 10.86         12,862      15,893      0.68%       1.48%       -22.70% to -22.62%
2001            1,434         9.16 to 14.04         19,193      20,588      0.68%       1.48%       -11.43% to -11.34%

VALIC Company I International Equities Fund, Division 135
2005              308       $ 9.78 to $ 12.75      $ 3,767     $ 3,855      1.79%       1.46%        15.24% to 15.35%
2004              385         8.49 to 11.05          4,108       3,879      1.48%       1.47%        16.09% to 16.21%
2003              438          7.31 to 9.51          4,011       3,549      1.50%       1.47%        27.70% to 27.82%
2002              494          5.72 to 7.44          3,540       4,137      0.34%       1.47%       -20.01% to -19.93%
2001              495          7.16 to 9.29          4,465       4,691      2.26%       1.47%       -23.15% to -23.07%

VALIC Company I Government Securities Fund, Division 138
2005              847       $ 13.59 to $ 15.28     $12,749     $14,637      3.43%       1.45%         1.08% to 1.18%
2004            1,071         13.45 to 15.11        15,966      17,619      2.85%       1.46%         1.89% to 1.99%
2003            1,318         13.20 to 14.81        19,203      21,916      3.07%       1.46%        -0.37% to -0.27%
2002            1,693         13.24 to 14.85        24,817      23,829      4.08%       1.45%        10.36% to 10.47%
2001            1,711         12.00 to 13.44        22,738      21,575      5.07%       1.45%         5.17% to 5.28%

PIMCO Advisors VIT OpCap Managed Portfolio, Division 139
2005            1,071       $ 11.20 to $ 18.37     $18,806     $20,154      1.22%       1.46%         3.71% to 3.81%
2004            1,271         10.80 to 17.70        21,549      21,797      1.51%       1.47%         9.10% to 9.22%
2003            1,468         9.90 to 16.20         22,801      21,389      1.84%       1.48%        19.93% to 20.05%
2002            1,664         8.25 to 13.50         21,460      25,862      2.03%       1.48%       -18.13% to -18.05%
2001            1,884         10.08 to 16.47        29,952      30,160      2.27%       1.47%        -6.34% to -6.25%

Janus Aspen Series Growth Portfolio, Division 141
2005              170        $ 6.53 to $ 6.56      $ 1,111     $ 1,132      0.13%       1.52%         2.46% to 2.56%
2004              185          6.37 to 6.40          1,182       1,196        --        1.54%         2.64% to 2.74%
2003              249          6.21 to 6.23          1,546       1,294        --        1.54%        29.52% to 29.65%
2002              227          4.79 to 4.80          1,089       1,245        --        1.53%       -27.82% to -27.75%
2001              184          6.64 to 6.65          1,224         685      0.29%       1.46%       -26.03% to -25.96%

Janus Aspen Series International Growth Portfolio, Division 142
2005               82       $ 10.37 to $ 10.42     $   853     $   747      1.08%       1.49%        29.97% to 30.10%
2004               90          7.98 to 8.01            725         742      0.78%       1.50%        16.90% to 17.03%
2003               98          6.83 to 6.85            670         634      0.96%       1.52%        32.52% to 32.65%
2002              119          5.15 to 5.16            612         704      0.71%       1.56%       -26.87% to -26.80%
2001               96          7.04 to 7.05            675         331      0.91%       1.51%       -24.59% to -24.51%

                           A. G. Separate Account A
                                      of
                         AIG Annuity Insurance Company

                   Notes to Financial Statements (Continued)


5. Financial Highlights (Continued)

                                          At December 31                      For the year ended December 31
                                 -------------------------------- ------------------------------------------
                                         Unit Fair Value    Net    Average   Investment                 Total Return
                                 Units      Lowest to      Assets Net Assets   Income     Expense        Lowest to
                                 (000s)      Highest       (000s)   (000s)   Ratio /(1)/ Ratio /(2)/    Highest/(3)/
                                 ------ ------------------ ------ ---------- ----------  ----------  ------------
MFS VIT Capital Opportunities
  Series, Division 143
2005                              103    $ 6.94 to $ 6.97  $  720   $  729      0.76%       1.51%         0.17% to 0.27%
2004                              109      6.92 to 6.95       761      780      0.39%       1.51%        10.77% to 10.89%
2003                              125      6.25 to 6.27       784      635      0.23%       1.53%        25.48% to 25.61%
2002                              115      4.98 to 4.99       576      631        --        1.58%       -30.75% to -30.68%
2001                               82      7.19 to 7.20       587      283        --        1.41%       -24.64% to -24.56%

VALIC Company I Science &
  Technology Fund, Division 144
2005                              139    $ 4.20 to $ 4.22  $  586   $  589        --        1.47%         1.78% to 1.89%
2004                              154      4.13 to 4.14       637      630        --        1.48%        -0.72% to -0.62%
2003                              151      4.16 to 4.17       628      533        --        1.50%        49.21% to 49.35%
2002                              161      2.78 to 2.79       449      507        --        1.58%       -41.11% to -41.05%
2001                              120      4.73 to 4.73       567      291        --        1.37%       -42.07% to -42.01%

VALIC Company II Mid Cap Value
  Fund, Division 145
2005                              210   $ 15.30 to $ 15.38 $3,231   $3,153      0.04%       1.46%         7.77% to 7.88%
2004                              230     14.20 to 14.26    3,272    2,954      0.16%       1.47%        14.51% to 14.61%
2003                              226     12.40 to 12.44    2,805    2,205      0.09%       1.48%        41.21% to 41.35%
2002                              218      8.78 to 8.80     1,916    1,956      0.26%       1.48%       -15.25% to -15.17%
2001                              166     10.36 to 10.37    1,725      755      0.79%       1.46%        -3.32% to -3.22%

VALIC Company II Strategic Bond
  Fund, Division 146
2005                                       $ 15.21 to $
                                   93         15.29        $1,414   $1,401      4.09%       1.46%         3.33% to 3.44%
2004                              106     14.72 to 14.78    1,561    1,629      5.12%       1.46%         8.95% to 9.07%
2003                              136     13.51 to 13.55    1,843    1,740      5.91%       1.47%        17.66% to 17.78%
2002                              141     11.48 to 11.50    1,620    1,362      6.98%       1.47%         5.01% to 5.11%
2001                               89     10.93 to 10.95      974      399      8.52%       1.50%         8.89% to 9.00%

VALIC Company II High Yield
  Bond Fund, Division 147
2005                                       $ 15.00 to $
                                   44         15.08        $  664   $  633      5.52%       1.48%         5.64% to 5.75%
2004                               43     14.20 to 14.26      625      654      8.42%       1.49%        14.14% to 14.26%
2003                               50     12.44 to 12.48      628      561      9.02%       1.50%        28.03% to 28.16%
2002                               41      9.72 to 9.74       399      347     10.09%       1.44%        -3.29% to -3.20%
2001                               28     10.05 to 10.06      280      169     10.65%       1.18%         4.41% to 4.52%

Putnam VT Discovery Growth Fund,
  Division 148
2005                              116    $ 5.79 to $ 5.82  $  676   $  644        --        1.56%         5.64% to 5.75%
2004                              117      5.48 to 5.50       644      665        --        1.57%         6.40% to 5.85%
2003                              140      5.17 to 5.19       725      654        --        1.58%        30.02% to 30.15%
2002                              154      3.98 to 3.99       612      679        --        1.62%       -30.64% to -30.57%
2001                              123      5.73 to 5.74       708      406        --        1.48%       -31.83% to -31.76%

/(1)/These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/These amounts represent the annualized contract expenses of the separate account, consisting primarily of administrative and mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/The VALIC Company I Growth Fund was closed as of August 27, 2004.


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